GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 65.0%
Angola – 1.7%
Republic of Angola (NR/B3)
	$910,000	9.500%		11/12/25	$ 836,062
	6,800,000	8.250	(a)	05/09/28	5,644,000
	500,000	8.250		05/09/28	415,000
Republic of Angola (B-/B3)
	510,000	8.000		11/26/29	404,813
	4,220,000	8.750	(a)	04/14/32	3,376,000
	1,080,000	9.125	(a)	11/26/49	764,640
	1,820,000	9.125		11/26/49	1,288,560

					12,729,075

Argentina(b) – 1.1%
Republic of Argentina (CCC+/NR)
EUR	120,088	0.500		07/09/29	28,316
	$1,479,348	1.000		07/09/29	345,428
EUR	3,559,900	0.125		07/09/30	789,021
	$10,874,677	0.500	(c)	07/09/30	2,376,117
	21,650,015	1.125	(c)	07/09/35	4,524,853
	840,000	2.000	(c)	01/09/38	243,600
	1,294,455	2.500	(c)	07/09/41	333,322

					8,640,657

Armenia(a) – 0.2%
Republic of Armenia (NR/Ba3)
	310,000	3.950		09/26/29	228,683
	1,780,000	3.600		02/02/31	1,234,096

					1,462,779

Azerbaijan – 0.5%
Republic of Azerbaijan (NR/Ba2u)
	684,000	4.750		03/18/24	673,868
	4,080,000	3.500		09/01/32	3,253,290

					3,927,158

Bahrain – 2.4%
Kingdom of Bahrain (B+/NR)(a)
	1,950,000	4.250		01/25/28	1,751,100

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Bahrain – (continued)
Kingdom of Bahrain (B+/NR)(a) – (continued)
	$3,040,000	5.250%		01/25/33	$ 2,457,270
	1,930,000	5.250		01/25/33	1,560,043
	5,450,000	5.625	(a)	05/18/34	4,454,694
Kingdom of Bahrain (B+/B2u)
	3,440,000	7.375	(a)	05/14/30	3,398,720
	2,710,000	5.625	(a)	09/30/31	2,331,108
	340,000	5.625		09/30/31	292,464
	1,870,000	5.450	(a)	09/16/32	1,569,397
Kingdom of Bahrain (B+/B2u)
	680,000	5.450		09/16/32	570,690

					18,385,486

Benin – 0.8%
Benin Government International Bond (B+/NR)
EUR	3,830,000	4.875	(a)	01/19/32	2,859,223
	360,000	4.875		01/19/32	268,752
	280,000	6.875		01/19/52	200,227
Benin Government International Bond (B+/B1)
	3,830,000	4.950	(a)	01/22/35	2,608,370
	560,000	4.950		01/22/35	381,380

					6,317,952

Bolivia – 0.0%
Republic of Bolivian (B+/B2)
	$200,000	4.500		03/20/28	154,475

Brazil – 0.5%
Republic of Brazil (BB-/Ba2)
	3,440,000	3.875		06/12/30	2,882,720
	1,530,000	4.750	(b)	01/14/50	1,038,296

					3,921,016

Cameroon(a) – 0.4%
Republic Of Cameroon (B-/NR)
EUR	4,390,000	5.950		07/07/32	3,398,045

Chile(b) – 1.4%
Republic of Chile (A/A1)
	$5,310,000	3.500		01/31/34	4,715,280
	1,440,000	4.340		03/07/42	1,285,200

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Chile(b) – (continued)
Republic of Chile (A/A1) – (continued)
$390,000	3.500%		01/25/50	$ 300,495
2,960,000	4.000		01/31/52	2,452,360
2,180,000	3.100		01/22/61	1,473,271
740,000	3.250		09/21/71	492,100

				10,718,706

Colombia(b) – 3.2%
Republic of Colombia (BB+/Baa2)
1,990,000	4.500		03/15/29	1,719,236
7,150,000	3.000		01/30/30	5,448,747
9,900,000	3.125		04/15/31	7,343,325
1,300,000	3.250		04/22/32	943,150
920,000	5.625		02/26/44	662,285
2,150,000	5.000		06/15/45	1,438,887
6,530,000	4.125		05/15/51	3,921,265
4,510,000	3.875		02/15/61	2,591,277

				24,068,172

Costa Rica – 0.2%
Republic of Costa Rica (B/B2)
1,610,000	6.125		02/19/31	1,497,602
470,000	5.625		04/30/43	353,763

				1,851,365

Dominican Republic – 2.5%
Dominican Republic (BB-/Ba3)
450,000	6.875		01/29/26	458,381
1,310,000	5.950		01/25/27	1,250,886
1,500,000	8.625		04/20/27	1,557,469
2,830,000	5.500	(a)(b)	02/22/29	2,459,093
4,750,000	4.500	(a)	01/30/30	3,790,500
3,160,000	6.850	(a)	01/27/45	2,511,805
4,429,000	6.850		01/27/45	3,520,502

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Dominican Republic – (continued)
Dominican Republic (BB-/Ba3) – (continued)
	$2,700,000	6.500	%(a)	02/15/48	$ 2,028,881
	360,000	6.400	(a)	06/05/49	267,705
	1,760,000	5.875		01/30/60	1,200,980

					19,046,202

Ecuador – 2.3%
Republic of Ecuador (B-/NR)
	3,532,360	0.000	(a)(d)	07/31/30	1,501,915
	1,620,000	0.010	(d)	07/31/30	688,804
	993,040	5.000	(a)(c)	07/31/30	650,317
	4,390,000	5.000	(c)	07/31/30	2,874,901
	14,798,455	1.000	(a)(c)	07/31/35	7,309,512
	5,104,000	1.000	(c)	07/31/35	2,521,057
	5,261,936	0.500	(a)(c)	07/31/40	2,238,954

					17,785,460

Egypt – 3.0%
Republic of Egypt (NR/B2)
	2,060,000	7.500		01/31/27	1,601,650
Republic of Egypt (B/NR)
	200,000	5.250		10/06/25	163,500
EUR	670,000	6.375	(a)	04/11/31	438,829
	499,000	6.375		04/11/31	326,829
Republic of Egypt (B/B2)
	$820,000	3.875		02/16/26	596,550
	1,650,000	5.800		09/30/27	1,159,125
	703,000	5.875		02/16/31	432,345
	1,090,000	7.500	(a)	02/16/61	602,225
Republic of Egypt (B/B2u)(a)
EUR	6,860,000	4.750		04/16/26	5,373,731
	$1,970,000	6.588		02/21/28	1,428,250
EUR	6,940,000	5.625		04/16/30	4,490,937

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Egypt – (continued)
Republic of Egypt (B/B2u)(a) – (continued)
$3,350,000	7.625	%(a)	05/29/32	$ 2,177,500
2,850,000	8.700	(a)	03/01/49	1,681,500
990,000	8.700		03/01/49	584,100
2,960,000	8.875	(a)	05/29/50	1,776,000

				22,833,071

El Salvador – 0.7%
Republic of El Salvador (CCC+/Caa3u)
580,000	6.375		01/18/27	194,409
710,000	8.250		04/10/32	238,871
1,230,000	7.625		02/01/41	381,530
610,000	7.125	(b)	01/20/50	185,211
3,130,000	9.500	(a)(b)	07/15/52	1,049,137
2,510,000	7.750	(e)	01/24/23	1,764,530
2,930,000	5.875		01/30/25	1,061,759
2,120,000	9.500	(b)	07/15/52	710,597

				5,586,044

Ethiopia – 0.2%
Ethiopia International Bond (CCC/Caa2)
2,450,000	6.625		12/11/24	1,378,584

Gabon – 0.6%
Republic of Gabon (NR/Caa1)(a)
2,120,000	6.625		02/06/31	1,558,597
2,450,000	7.000	(b)	11/24/31	1,770,125
Republic of Gabon (NR/NR)
1,254,118	6.375		12/12/24	1,189,296

				4,518,018

Ghana – 1.2%
Republic of Ghana (NR/B3)
1,970,000	10.750		10/14/30	1,674,500
Republic of Ghana (B-/Caa1)
750,000	6.375	(a)	02/11/27	427,500
800,000	7.750	(a)	04/07/29	393,900
1,860,000	8.625	(a)	04/07/34	890,824

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ghana – (continued)
Republic of Ghana (B-/Caa1) – (continued)
$1,556,000	6.375%		02/11/27	$ 886,920
1,930,000	7.750		04/07/29	950,284
660,000	7.625		05/16/29	316,800
3,430,000	8.125	(a)	03/26/32	1,646,400
1,990,000	8.625		04/07/34	953,086
1,410,000	8.875	(a)	05/07/42	673,275
210,000	8.627	(a)	06/16/49	98,017
379,000	8.627		06/16/49	176,898
440,000	8.950		03/26/51	206,332

				9,294,736

Guatemala – 1.7%
Republic of Guatemala (BB-/Ba1)
4,640,000	4.500		05/03/26	4,458,170
7,400,000	4.375	(a)	06/05/27	6,920,387
350,000	4.375		06/05/27	327,316
1,290,000	6.125	(a)(b)	06/01/50	1,081,826

				12,787,699

Honduras(a) – 0.1%
Republic of Honduras (BB-/B1)
420,000	7.500		03/15/24	394,222
1,170,000	5.625	(b)	06/24/30	787,776

				1,181,998

Hungary – 1.5%
Hungary Government Bond (BBB/Baa2)
5,070,000	5.250	(a)	06/16/29	5,051,532
3,330,000	2.125		09/22/31	2,570,968
3,230,000	5.500	(a)	06/16/34	3,133,546
1,410,000	3.125		09/21/51	928,661

				11,684,707

Indonesia – 1.8%
Perusahaan Penerbit SBSN Indonesia III (BBB/Baa2)
5,810,000	4.400	(a)	03/01/28	5,740,280

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Indonesia – (continued)
Perusahaan Penerbit SBSN Indonesia III (BBB/Baa2) – (continued)
	$2,530,000	3.800	%(a)	06/23/50	$ 2,021,116
	2,380,000	3.850		10/15/30	2,259,959
EUR	870,000	1.100		03/12/33	646,920
	$350,000	4.625		04/15/43	315,039
	1,520,000	3.050		03/12/51	1,153,467
	890,000	4.450		04/15/70	759,935
	1,490,000	3.350		03/12/71	1,045,026

					13,941,742

Iraq – 0.3%
Republic of Iraq (NR/NR)(b)
	375,000	5.800		01/15/28	336,750
Republic of Iraq (B-/Caa1u)
	1,790,000	6.752		03/09/23	1,743,908

					2,080,658

Ivory Coast – 1.4%
Republic of Ivory Coast (BB-/Ba3)
EUR	8,160,000	5.250		03/22/30	6,676,940
	1,480,000	4.875	(a)	01/30/32	1,112,140
	880,000	6.125		06/15/33	685,465
	3,050,000	6.625	(a)	03/22/48	2,130,099

					10,604,644

Jamaica – 0.4%
Jamaica Government International Bond (B+/B2)
	$2,630,000	7.875		07/28/45	2,779,910

Jordan – 0.5%
Kingdom of Jordan (B+/B1)
	1,725,000	5.750		01/31/27	1,513,472
	3,000,000	5.850	(a)	07/07/30	2,372,437

					3,885,909

Kenya – 0.9%
Republic of Kenya (B/B2u)
	3,900,000	7.000	(a)	05/22/27	2,866,500
	610,000	7.000		05/22/27	448,350

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Kenya – (continued)
Republic of Kenya (B/B2u) – (continued)
	$750,000	7.250	%(a)	02/28/28	$ 536,250
	550,000	7.250		02/28/28	393,250
	4,160,000	8.000	(a)	05/22/32	2,932,800

					7,177,150

Lebanon(f) – 0.2%
Republic of Lebanon (NR/NR)
	3,663,000	6.750		11/29/27	226,190
Republic of Lebanon (D/NR)
	2,710,000	8.250		04/12/21	167,342
	3,990,000	6.200		02/26/25	245,136
	310,000	6.100		10/04/22	20,499
	2,020,000	6.650		04/22/24	131,679
	130,000	6.600		11/27/26	7,987
	710,000	6.850		03/23/27	41,846
	750,000	6.650		11/03/28	46,313
	7,704,000	6.850		05/25/29	473,314
	6,874,000	6.650		02/26/30	405,136
	1,520,000	7.050		11/02/35	93,385

					1,858,827

Macedonia(a) – 0.9%
Republic of North Macedonia (BB-/NR)
EUR	6,840,000	2.750		01/18/25	6,454,764
	400,000	1.625	(b)	03/10/28	314,071

					6,768,835

Maldives(a) – 0.1%
Maldives Sukuk Issuance Ltd. (NR/Caa1)
	$600,000	9.875		04/08/26	452,130

Mexico(b) – 2.2%
United Mexican States (BBB/NR)
EUR	3,990,000	2.250		08/12/36	2,896,348
United Mexican States (BBB/Baa1)
	$5,950,000	2.659		05/24/31	4,896,850
	2,330,000	4.750		04/27/32	2,239,130
	915,000	3.500		02/12/34	756,705

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Mexico(b) – (continued)
United Mexican States (BBB/Baa1) – (continued)
EUR	1,110,000	2.125%		10/25/51	$ 635,993
	$8,359,000	3.771		05/24/61	5,411,408

					16,836,434

Mongolia – 0.5%
Republic of Mongolia (B/B3)(a)
	1,430,000	5.125		04/07/26	1,272,857
Republic of Mongolia (B/B3u)
	1,400,000	5.625		05/01/23	1,376,638
	1,030,000	3.500	(a)	07/07/27	824,113

					3,473,608

Morocco – 1.1%
Republic of Morocco (BB+/Ba1u)
	1,160,000	2.375	(a)	12/15/27	944,820
EUR	2,330,000	1.500	(a)	11/27/31	1,618,100
	$4,240,000	4.000	(a)	12/15/50	2,565,200
	860,000	2.375		12/15/27	700,470
	2,980,000	3.000	(a)	12/15/32	2,115,800
	480,000	3.000		12/15/32	340,800

					8,285,190

Mozambique(c) – 0.2%
Republic of Mozambique (NR/Caa2u)
	2,060,000	5.000		09/15/31	1,493,886

Nigeria – 2.7%
Republic of Nigeria (B-/B2)
	7,750,000	7.875		02/16/32	5,366,875
	2,610,000	7.625		11/28/47	1,559,475
	3,140,000	6.500		11/28/27	2,378,550
	1,980,000	6.125	(a)	09/28/28	1,398,746
	1,400,000	6.125		09/28/28	989,013
	5,260,000	7.143		02/23/30	3,682,000
	610,000	8.747		01/21/31	452,925
	1,790,000	7.375		09/28/33	1,166,632

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Nigeria – (continued)
Republic of Nigeria (B-/B2) – (continued)
$6,280,000	7.696	%(a)	02/23/38	$ 3,893,600

				20,887,816

Oman – 3.4%
Republic of Oman (NR/Ba3)
2,680,000	6.750	(a)	10/28/27	2,726,900
7,430,000	5.625		01/17/28	7,132,800
770,000	6.000		08/01/29	740,163
4,820,000	6.250	(a)	01/25/31	4,657,325
1,720,000	6.250		01/25/31	1,661,950
3,330,000	7.375	(a)	10/28/32	3,425,737
3,140,000	6.750	(a)	01/17/48	2,700,400
620,000	6.750		01/17/48	533,200
Republic of Oman (BB-/Ba3)
1,430,000	4.750		06/15/26	1,358,500
580,000	5.375		03/08/27	561,875
330,000	6.500		03/08/47	276,788

				25,775,638

Pakistan – 1.0%
Pakistan Water & Power Development Authority (B-/NR)
940,000	7.500		06/04/31	514,753
Republic of Pakistan (NR/B3)(a)
1,360,000	7.375		04/08/31	843,350
620,000	8.875		04/08/51	368,968
Republic of Pakistan (B-/B3)
1,640,000	6.875		12/05/27	1,102,695
Republic of Pakistan (NR/B3)
1,810,000	6.000	(a)	04/08/26	1,212,899
1,980,000	7.375		04/08/31	1,227,818
3,680,000	8.875		04/08/51	2,190,005

				7,460,488

Panama – 1.6%
Panama Notas del Tesoro (BBB/Baa2)
2,560,000	3.750		04/17/26	2,466,880

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Panama – (continued)
Republic of Panama (BBB/Baa2)(b)
	$4,250,000	4.500%		04/16/50	$ 3,472,515
	3,990,000	4.500		04/01/56	3,177,786
	3,680,000	3.870		07/23/60	2,611,190
	440,000	4.500		01/19/63	340,340

					12,068,711

Papua New Guinea(a) – 0.2%
Papua New Guinea Government International Bond (B-/B2)
	1,450,000	8.375		10/04/28	1,243,535

Paraguay – 1.8%
Republic of Paraguay (BB/Ba1)
	610,000	5.000	(a)	04/15/26	598,868
	2,770,000	4.700	(a)	03/27/27	2,657,122
	2,760,000	4.950	(a)(b)	04/28/31	2,546,618
	400,000	4.950	(b)	04/28/31	369,075
	9,019,000	2.739	(a)(b)	01/29/33	6,706,754
	750,000	5.400	(a)(b)	03/30/50	579,984

					13,458,421

Peru(b) – 1.0%
Republic of Peru (BBB/Baa1)
	540,000	2.783		01/23/31	459,607
EUR	580,000	1.250		03/11/33	428,621
	$1,620,000	3.000		01/15/34	1,329,210
	3,440,000	2.780		12/01/60	2,125,920
	5,190,000	3.230	(g)	07/28/21	3,191,201

					7,534,559

Philippines – 0.1%
Republic of Philippines (BBB+/Baa2)
	1,320,000	1.648		06/10/31	1,057,795

Qatar – 1.1%
Republic of Qatar (AA-/Aa3)
	2,660,000	5.103	(a)	04/23/48	2,783,025
	2,950,000	4.817	(a)	03/14/49	2,964,750
	240,000	4.817		03/14/49	241,200

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Qatar – (continued)
Republic of Qatar (AA-/Aa3) – (continued)
	$2,770,000	4.400	%(a)	04/16/50	$ 2,655,738

					8,644,713

Romania – 2.2%
Republic of Romania (BBB-/Baa3)
	1,520,000	3.000	(a)	02/27/27	1,340,260
EUR	1,540,000	2.375	(a)	04/19/27	1,416,147
	600,000	2.875		05/26/28	537,716
	1,130,000	1.750	(a)	07/13/30	841,362
	$2,070,000	3.000	(a)	02/14/31	1,592,347
EUR	2,320,000	2.124	(a)	07/16/31	1,716,762
	$50,000	3.625	(a)	03/27/32	39,041
	770,000	3.625		03/27/32	601,226
EUR	9,380,000	2.000	(a)	04/14/33	6,351,261
	1,640,000	2.000		04/14/33	1,110,455
	590,000	2.750		04/14/41	359,111
	1,190,000	3.375		01/28/50	737,169

					16,642,857

Russia(f) – 0.9%
Russian Federation Bond (NR/NR)
	$3,000,000	4.750		05/27/26	780,000
	3,200,000	4.375	(a)	03/21/29	832,000
EUR	10,800,000	1.850		11/20/32	2,886,054
	$4,200,000	5.100	(a)	03/28/35	1,050,000
	4,600,000	5.100		03/28/35	1,150,000

					6,698,054

Saudi Arabia – 1.7%
Saudi Government International Bond (NR/A1)
	3,600,000	4.625		10/04/47	3,330,000
	1,380,000	5.000		04/17/49	1,352,400
	1,770,000	3.750	(a)	01/21/55	1,449,187
	410,000	3.750		01/21/55	335,688
	6,690,000	4.500	(a)	04/22/60	6,154,800

					12,622,075

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Senegal – 0.7%
Republic of Senegal (B+/Ba3)
EUR	4,580,000	4.750	%(a)	03/13/28	$ 3,863,687
	2,120,000	5.375	(a)	06/08/37	1,366,317
	170,000	5.375		06/08/37	109,563

					5,339,567

Serbia(a) – 0.1%
Republic of Serbia (BB+/Ba2)
	1,420,000	1.000		09/23/28	1,081,004

South Africa – 2.4%
Republic of South Africa (NR/Ba2)
	$810,000	4.850		09/27/27	738,264
	3,510,000	5.650		09/27/47	2,396,233
Republic of South Africa (BB-/Ba2)
	2,670,000	4.300		10/12/28	2,279,179
	6,350,000	4.850		09/30/29	5,420,519
	1,690,000	5.875		04/20/32	1,428,050
	530,000	6.250		03/08/41	412,506
	7,120,000	5.750		09/30/49	4,877,200
	890,000	7.300		04/20/52	712,000

					18,263,951

Sri Lanka(f) – 0.6%
Republic of Sri Lanka (CC/Ca)
	910,000	6.350	(a)	06/28/24	254,900
	2,630,000	6.125		06/03/25	852,777
	3,810,000	7.550	(a)	03/28/30	1,067,219
Republic of Sri Lanka (D/Ca)
	200,000	5.750	(a)	04/18/23	62,163
	4,460,000	6.850	(a)	11/03/25	1,338,491
	2,290,000	6.850		11/03/25	687,252
	1,690,000	6.750	(a)	04/18/28	473,386

					4,736,188

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Tajikistan – 0.1%
Republic of Tajikistan (B-/B3)
	$710,000	7.125%	09/14/27	$ 436,783

Trinidad and Tobago(a)(b) – 0.2%
Republic of Trinidad & Tobago (BBB-/Ba2)
	1,560,000	4.500	06/26/30	1,355,055

Tunisia – 0.3%
Tunisian Republic (NR/Caa1)
EUR	660,000	6.750	10/31/23	476,069
	610,000	5.625	02/17/24	370,485
	$970,000	5.750	01/30/25	530,348
EUR	2,120,000	6.375	07/15/26	1,180,670

				2,557,572

Turkey – 3.2%
Republic of Turkey (NR/B2)
	$6,210,000	5.250	03/13/30	4,427,730
	1,200,000	5.950	01/15/31	873,225
	3,400,000	4.250	03/13/25	2,914,012
EUR	2,700,000	3.250	06/14/25	2,501,954
	1,140,000	5.200	02/16/26	1,085,501
	$790,000	4.250	04/14/26	634,864
	1,200,000	4.875	10/09/26	959,475
	4,780,000	6.000	03/25/27	3,921,990
	1,190,000	6.125	10/24/28	934,001
	2,670,000	6.500	09/20/33	1,907,882
	1,840,000	5.750	05/11/47	1,130,795
	999,000	7.375	02/05/25	926,760
	2,970,000	6.000	01/14/41	1,880,938

				24,099,127

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ukraine – 0.8%
Ukraine Government Bond (CCC+/NR)
EUR	2,890,000	6.750%		06/20/26	$ 764,715
	$910,000	6.876		05/21/29	218,400
EUR	2,210,000	4.375	(a)	01/27/30	555,833
	970,000	4.375		01/27/30	243,963
	$4,490,000	7.375		09/25/32	1,100,050
	873,000	7.253	(a)	03/15/33	213,885
	1,660,000	7.253		03/15/33	406,700
	1,948,000	1.258	(h)	05/31/40	477,260
Ukraine Government Bond (CCC+/Caa3u)
	730,000	7.750		09/01/25	180,675
	6,510,000	7.750		09/01/26	1,643,775
	1,220,000	7.750		09/01/27	308,050

					6,113,306

United Arab Emirates(a) – 0.9%
Finance Department Government of Sharjah (BBB-/Baa3)
	2,700,000	3.625		03/10/33	2,299,725
	6,310,000	4.000		07/28/50	4,224,939

					6,524,664

Uruguay(b) – 0.3%
Republic of Uruguay (BBB/Baa2)
	2,360,000	4.375		01/23/31	2,385,518

Uzbekistan(a) – 0.2%
Republic of Uzbekistan (BB-/NR)
	990,000	5.375		02/20/29	862,538
	1,160,000	3.700		11/25/30	830,850

					1,693,388

Vietnam(b)(i) – 0.3%
Debt and Asset Trading Corp. (NR/NR)
	2,840,000	1.000		10/10/25	2,502,395

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Zambia(f) – 0.5%
Republic of Zambia (D/NR)
$5,394,000	5.375%		09/20/22	$ 3,034,125
860,000	8.500		04/14/24	516,000

				3,550,125

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $718,335,052)				$496,043,633

Corporate Obligations – 24.7%
Azerbaijan – 0.1%
State Oil Co. of the Azerbaijan Republic (BB-/NR)
$1,040,000	6.950%		03/18/30	$ 983,892

Bahrain(a) – 0.3%
CBB International Sukuk Programme Co. WLL (B+/B2u)
2,670,000	3.950		09/16/27	2,465,244

Brazil – 0.6%
Banco do Brasil SA (CCC+/NR)(b)(h)(10 Year CMT + 4.398%)
2,920,000	6.250		10/29/49	2,576,900
Banco do Brasil SA (CCC+/B2)(b)(h)(10 Year CMT + 6.362%)
290,000	9.000		06/29/49	284,200
Samarco Mineracao SA (NR/WR)(f)
995,000	4.125		11/01/22	552,101
430,000	5.750		10/24/23	258,349
800,000	5.375		09/26/24	477,900

				4,149,450

British Virgin Islands – 1.0%
Easy Tactic Ltd. (NR/NR)(b)
380,000	8.125		07/11/24	65,503
Huarong Finance 2017 Co. Ltd.
1,530,000	4.750		04/27/27	1,373,175
290,000	4.250		11/07/27	251,575
(-1x5 Year CMT + 6.983%)
3,160,000	4.000	(b)(h)	12/31/99	3,124,450
Huarong Finance II Co. Ltd.
350,000	4.625		06/03/26	320,250
1,200,000	4.875		11/22/26	1,098,000
SF Holding Investment 2021 Ltd. (A-/A3)
390,000	2.375		11/17/26	360,005
560,000	3.125		11/17/31	474,762
Sunny Express Enterprises Corp. (NR/A3)(b)(h) (-1x3 Year CMT + 4.762%)
870,000	3.350		12/31/99	867,825

				7,935,545

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Burundi – 1.0%
The African Export-Import Bank (NR/Baa1)(a)(b)
$2,022,000	2.634%	05/17/26	$ 1,785,224
2,920,000	3.798	05/17/31	2,385,173
The Eastern & Southern African Trade & Development Bank (NR/Baa3)
3,740,000	4.875	05/23/24	3,505,838

			7,676,235

Chile – 0.4%
Embotelladora Andina SA (BBB/NR)(a)
506,000	5.000	10/01/23	508,783
Empresa de los Ferrocarriles del Estado (A/NR)(a)(b)
600,000	3.068	08/18/50	357,488
Empresa de Transporte de Pasajeros Metro SA (A/NR)(a)(b)
830,000	3.650	05/07/30	745,081
GNL Quintero SA (BBB/Baa2)
935,344	4.634	07/31/29	897,275
Inversiones CMPC SA (BBB-/NR)(a)(b)
660,000	4.375	05/15/23	659,917

			3,168,544

China – 0.2%
China Aoyuan Group Ltd. (NR/NR)(b)(f)
370,000	5.980	08/18/25	35,104
Fantasia Holdings Group Co. Ltd (NR/NR)(b)(f)
340,000	10.875	03/02/24	28,050
Fantasia Holdings Group Co. Ltd. (NR/WR)(b)(f)
200,000	11.875	06/01/23	16,500
iQIYI, Inc. (NR/NR)(e)
120,000	2.000	04/01/25	96,667
60,000	4.000	12/15/26	39,234
Meituan (BBB-/Baa3)(b)
480,000	2.125	10/28/25	432,264
310,000	3.050	10/28/30	230,457
NIO, Inc. (NR/NR)(d)(e)
340,000	0.000	02/01/26	289,780

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
China – (continued)
NIO, Inc. (NR/NR)(e)
$400,000	0.500%	02/01/27	$ 305,022
Redsun Properties Group Ltd. (NR/Caa2u)(b)
220,000	9.700	04/16/23	33,000
Sunac China Holdings Ltd. (NR/Cu)(b)(f)
350,000	6.500	07/09/23	49,000
600,000	6.650	08/03/24	84,000
Yuzhou Group Holdings Co. Ltd. (NR/Cu)(b)(f) (-1x5 Year CMT + 8.527%)
410,000	5.375	12/31/99	18,450

			1,657,528

Colombia – 0.3%
Banco de Bogota SA (NR/Ba2)(a)
1,660,000	6.250	05/12/26	1,568,700
Grupo Aval Ltd. (NR/Ba2)
590,000	4.750	09/26/22	587,529

			2,156,229

Cyprus(f) – 0.1%
MHP SE (D/NR)
1,430,000	7.750	05/10/24	732,249

Dominican Republic(a)(b) – 0.4%
Aeropuertos Dominicanos Siglo XXI SA (BB-/B1)
3,220,000	6.750	03/30/29	2,904,037

Greece – 0.0%
Black Sea Trade & Development Bank (A-/Baa1)
240,000	3.500	06/25/24	225,473

Hong Kong – 0.5%
CNAC HK Finbridge Co. Ltd (NR/Baa2)
2,600,000	3.875	06/19/29	2,430,194
500,000	3.000	09/22/30
CNAC HK Finbridge Co. Ltd (A-/NR)
1,000,000	5.125	03/14/28	1,008,830

			3,872,439

India – 0.6%
Adani Electricity Mumbai Ltd. (BBB-/Baa3)
1,160,000	3.949	02/12/30	948,880
Adani Green Energy Ltd. (NR/Ba3)
390,000	4.375	09/08/24	349,537

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
India – (continued)
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
$790,000	4.200	%(b)	08/04/27	$ 733,614
270,000	4.375		07/03/29	238,748
Reliance Industries Ltd. (BBB+/Baa2)(a)
3,020,000	2.875		01/12/32	2,510,043

				4,780,822

Indonesia – 1.7%
Bank Negara Indonesia Persero Tbk PT (NR/Ba3)(b)(h) (5 year CMT + 3.466%)
1,300,000	4.300		12/31/99	1,123,018
Freeport Indonesia PT (NR/Baa3)(a)(b)
910,000	5.315		04/14/32	825,825
Indofood CBP Sukses Makmur Tbk PT (NR/Baa3)(b)
510,000	3.398		06/09/31	396,581
380,000	3.541		04/27/32	292,642
Indonesia Asahan Aluminium Persero PT (NR/Baa2)(b)
1,620,000	5.450		05/15/30	1,512,979
1,060,000	5.800	(a)	05/15/50	850,186
Pertamina Persero PT (NR/Baa2)(b)
2,040,000	2.300		02/09/31	1,650,809
2,420,000	4.150		02/25/60	1,777,901
Pertamina Persero PT (BBB/Baa2)
1,030,000	6.500		05/27/41	1,033,780
2,020,000	6.000		05/03/42	1,945,210
Perusahaan Gas Negara Tbk PT (NR/Baa2)
1,130,000	5.125		05/16/24	1,130,113

				12,539,044

Israel(a)(b) – 0.3%
Leviathan Bond Ltd. (BB-/Ba3)
2,580,000	5.750		06/30/23	2,539,043

Ivory Coast(a)(i) – 0.3%
Brazil Minas SPE via State of Minas Gerais (BB-/NR)
2,100,000	5.333		02/15/28	2,058,394

Japan – 0.1%
SoftBank Group Corp. (BB+/NR)
470,000	4.000		07/06/26	388,925

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Kazakhstan – 1.1%
KazMunayGas National Co. JSC (NR/Baa2)(a)(b)
	$2,100,000	3.500%		04/14/33	$ 1,503,600
KazMunayGas National Co. JSC (BB/Baa2)
	6,002,000	4.750		04/19/27	5,224,741
Tengizchevroil Finance Co. International Ltd. (BBB-/Baa2)(a)(b)
	1,690,000	2.625		08/15/25	1,431,007

					8,159,348

Luxembourg – 0.3%
Altice Financing SA (B/B2)(a)(b)
EUR	1,320,000	4.250		08/15/29	1,044,373
Gazprom PJSC Via Gaz Capital SA (NR/WR)(e)
	$410,000	8.625		04/28/34	143,500
Puma International Financing SA (NR/B1)(b)
	200,000	5.000		01/24/26	173,350
Rede D’or Finance S.a.r.l. (BB/NR)(b)
	256,000	4.500	(a)	01/22/30	215,440
	552,000	4.500		01/22/30	464,543

					2,041,206

Malaysia(b) – 0.8%
Axiata Spv5 Labuan Ltd. (BBB+/Baa2)
	360,000	3.064		08/19/50	257,481
Genm Capital Labuan Ltd. (BBB-/NR)(a)
	1,150,000	3.882		04/19/31	918,778
Petronas Capital Ltd. (A-/A2)(a)
	4,410,000	4.550		04/21/50	4,202,245
	1,040,000	4.800		04/21/60	1,029,475

					6,407,979

Mauritius – 0.4%
Greenko Power II Ltd. (NR/Ba1)(a)(b)
	840,650	4.300		12/13/28	668,317
India Airport Infra (NR/B1)(a)(b)
	250,000	6.250		10/25/25	223,750
India Green Power Holdings (NR/Ba3)(a)(b)
	670,000	4.000		02/22/27	519,250
MTN Mauritius Investments Ltd. (BB-/Ba2)
	1,790,000	4.755		11/11/24	1,737,195

					3,148,512

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – 4.7%
Banco Mercantil del Norte SA (BB-/Ba2)(a)(b)(h) (5 year CMT + 4.643%)
	$1,210,000	5.875%		12/31/99	$ 1,009,064
Banco Mercantil del Norte SA (BB-/Ba2)(a)(b)(h) (5 Year CMT + 4.967%)
	2,050,000	6.750		12/31/99	1,924,438
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa3)(a)(b)(h) (5 Year CMT + 2.995%)
	1,090,000	5.950		10/01/28	1,081,226
BBVA Bancomer SA (BB/NR)(a)(b)(h) (5 Year CMT + 2.650%)
	1,510,000	5.125		01/18/33	1,280,480
Cemex SAB de CV (BB/NR)(a)(b)
	400,000	7.375		06/05/27	397,000
Industrias Penoles SAB de CV (BBB/NR)(a)(b)
	400,000	4.750		08/06/50	315,700
Mexico City Airport Trust (BBB/Baa3)
	1,180,000	4.250	(a)(b)	10/31/26	1,079,700
	689,000	4.250	(b)	10/31/26	630,435
	2,490,000	3.875	(a)(b)	04/30/28	2,141,400
	1,630,000	5.500	(a)(b)	10/31/46	1,112,475
	722,000	5.500		10/31/46	492,765
	5,099,000	5.500	(b)	07/31/47	3,469,869
Petroleos Mexicanos (BBB/Ba3)
EUR	11,050,000	5.125		03/15/23	11,591,427
	$760,000	6.875		08/04/26	678,300
	2,050,000	6.490	(b)	01/23/27	1,755,620
	3,170,000	6.500		03/13/27	2,736,502
	760,000	5.350		02/12/28	599,640
	560,000	6.750		09/21/47	343,000
	1,793,000	7.690	(b)	01/23/50	1,196,828
	3,043,000	6.950	(b)	01/28/60	1,872,967

					35,708,836

Netherlands – 1.0%
Greenko Dutch B.V. (NR/Ba1)(a)(b)
	446,200	3.850		03/29/26	378,154
IHS Netherlands Holdco B.V. (B/B2)(a)(b)
	400,000	8.000		09/18/27	347,950

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Netherlands – (continued)
Metinvest B.V. (NR/NR)(b)
	$301,000	7.750	%(a)	04/23/23	$ 176,085
	200,000	7.750		04/23/23	117,000
	500,000	8.500		04/23/26	257,925
Minejesa Capital B.V. (NR/Baa3)
	370,000	4.625		08/10/30	329,341
MV24 Capital B.V. (BB/NR)(a)
	1,146,681	6.748		06/01/34	1,026,853
NE Property B.V. (BBB/NR)(b)
EUR	2,440,000	3.375		07/14/27	2,224,588
Prosus NV (BBB/Baa3)(b)
	$310,000	3.257	(a)	01/19/27	271,250
	2,620,000	3.680	(a)	01/21/30	2,091,579
	480,000	3.680		01/21/30	383,190
	560,000	4.027	(a)	08/03/50	349,580

					7,953,495

Pakistan – 0.2%
The Third Pakistan International Sukuk Co. Ltd. (B-/B3)
	1,310,000	5.625		12/05/22	1,220,593

Panama(a) – 1.0%
Aeropuerto Internacional de Tocumen SA (BBB/Baa2)(b)
	1,430,000	4.000		08/11/41	1,161,696
	3,750,000	5.125		08/11/61	2,951,484
Autoridad del Canal de Panama (A-/A2)
	380,000	4.950		07/29/35	395,153
Banco Latinoamericano de Comercio Exterior SA (BBB/Baa2)(b)
	2,430,000	2.375		09/14/25	2,225,273
Banco Nacional de Panama (BBB/Baa2)(b)
	1,490,000	2.500		08/11/30	1,169,650

					7,903,256

Peru(a) – 0.8%
ABY Transmision Sur SA (BBB/NR)
	4,898,388	6.875		04/30/43	5,731,114
Corp. Lindley SA (BBB+/NR)
	60,000	4.625		04/12/23	59,711

					5,790,825

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Qatar(a)(b) – 0.7%
Qatar Energy (AA-/Aa3)
$6,760,000	3.300%	07/12/51	$ 5,231,817

Singapore – 0.0%
ABJA Investment Co Pte Ltd. (BBB-/NR)
310,000	5.450	01/24/28	291,400

South Africa – 0.4%
Eskom Holdings SOC Ltd. (CCC+/Caa2)
1,460,000	6.750	08/06/23	1,327,505
2,370,000	7.125	02/11/25	1,991,244

			3,318,749

Thailand(a)(b) – 0.5%
GC Treasury Center Co. Ltd. (BBB/Baa2)
1,740,000	2.980	03/18/31	1,451,051
GC Treasury Center Co. Ltd. (BBB/Baa2)
450,000	4.300	03/18/51	344,616
PTT Treasury Center Co. Ltd.
2,850,000	3.700	07/16/70	1,993,575
PTTEP Treasury Center Co. Ltd. (NR/Baa1)
370,000	2.993	01/15/30	335,151

			4,124,393

Turkey – 0.3%
Yapi ve Kredi Bankasi A/S (NR/B2)
200,000	5.850	06/21/24	184,163
Yapi ve Kredi Bankasi A/S (NR/Caa3u)(b)(h) (5 Year USD Swap + 11.245%)
1,700,000	13.875	12/31/99	1,729,750

			1,913,913

United Arab Emirates – 2.0%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)(a)
5,210,000	4.600	11/02/47	4,916,286
DP World Crescent Ltd. (NR/Baa3)(b)
1,500,000	3.750	01/30/30	1,376,531
DP World Ltd. (NR/Baa3)
600,000	5.625	09/25/48	560,363
DP World Salaam (NR/Ba2)(b)(h) (5 Year CMT + 5.750%)
5,530,000	6.000	12/31/99	5,545,553
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)(a)
490,039	2.160	03/31/34	416,533
NBK Tier 1 Financing 2 Ltd. (NR/Baa3)(a)(b)(h) (6 Year USD Swap + 2.832%)
2,480,000	4.500	12/31/99	2,306,400

			15,121,666

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
United Kingdom – 0.4%
Gazprom PJSC via Gaz Finance PLC (NR/NR)(a)(b)(h) (5 Year CMT + 4.264%)
$3,660,000	4.599%	10/15/99	$ 549,000
IHS Holding Ltd. (B/NR)(a)(b)
480,000	5.625	11/29/26	393,240
400,000	6.250	11/29/28	319,000
Prudential PLC (A-/A3)(b)(h) (5 year CMT + 1.517%)
1,000,000	2.950	11/03/33	832,500
Ukraine Railways Via Rail Capital Markets PLC (NR/NR)
210,000	8.250	07/09/24	57,771
Vedanta Resources Ltd. (B-/B3)(b)
1,300,000	6.125	08/09/24	788,190

			2,939,701

United States – 0.9%
Brazil Loan Trust 1 (BB-/NR)(a)(i)
2,543,672	5.477	07/24/23	2,514,737
Kosmos Energy Ltd. (B+/B3u)(a)(b)
930,000	7.750	05/01/27	785,850
Sasol Financing USA LLC (BB/Ba2)(b)
3,790,000	5.875	03/27/24	3,699,988

			7,000,575

Uzbekistan – 0.2%
National Bank of Uzbekistan (BB-/NR)
1,200,000	4.850	10/21/25	1,097,475

Venezuela(f) – 1.1%
Petroleos de Venezuela SA (NR/NR)
138,210,000	6.000	10/28/22	4,837,350
Petroleos de Venezuela SA (CCC-/NR)
2,180,000	5.500	04/12/37	119,900
Petroleos de Venezuela SA (NR/NR)
41,690,000	6.000	05/16/24	2,292,950
3,387,934	6.000	11/15/26	186,336
19,170,000	5.375	04/12/27	1,054,350

			8,490,886

TOTAL CORPORATE OBLIGATIONS (Cost $279,676,545)			$188,097,718

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(j) – 7.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
55,503,022	1.370%	$ 55,503,022
(Cost $55,503,022)

TOTAL INVESTMENTS – 97.0% (Cost $1,053,514,619)		$739,644,373

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%		22,663,062

NET ASSETS – 100.0%		$762,307,435

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2022.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2022.

(f)	Security is currently in default and/or non-income producing.

(g)	Actual maturity date is July 28, 2121.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(i)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $7,075,526, which represents approximately 0.9% of the Fund’s net assets as of June 30, 2022.

(j)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from by S&P’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
HIBOR	— Hong Kong Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MTN	— Medium Term Note
NR	— Not Rated
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the Web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	BRL	7,551,824	USD	1,436,683	07/05/22	$4,116
	BRL	8,755,580	USD	1,648,885	07/29/22	8,786
	BRL	1,759,185	USD	332,738	08/02/22	24
	CAD	1,063,589	EUR	773,778	09/21/22	10,681
	CHF	10,763,547	EUR	10,589,900	07/14/22	176,562
	CHF	3,354,589	EUR	3,287,208	07/21/22	68,886
	CHF	6,696,002	EUR	6,596,063	07/25/22	101,169
	CHF	2,716,214	EUR	2,679,481	07/29/22	37,014
	CHF	2,773,205	EUR	2,674,273	09/21/22	103,181
	CHF	829,810	GBP	681,541	09/21/22	43,480
	CHF	9,523,984	USD	9,840,656	07/25/22	151,550
	CHF	3,685,694	USD	3,800,703	09/21/22	83,278
	CNH	65,725,577	USD	9,786,144	07/11/22	33,511
	CNH	47,553,645	USD	7,070,175	07/13/22	34,302
	CNH	11,905,490	USD	1,775,452	09/21/22	2,340
	CZK	7,817,488	EUR	310,033	09/21/22	630
	EUR	6,978,626	CHF	6,960,571	08/05/22	22,948
	EUR	2,180,844	NOK	22,029,242	07/05/22	49,452
	EUR	635,687	NOK	6,490,749	09/21/22	9,940
	EUR	2,545,620	PLN	11,891,557	07/25/22	28,440
	EUR	864,907	SEK	9,086,737	07/11/22	18,445
	EUR	1,101,949	SEK	11,776,953	07/25/22	4,499
	EUR	915,079	SEK	9,792,995	09/21/22	3,994
	EUR	1,218,828	USD	1,272,215	07/28/22	7,481
	GBP	10,358,032	USD	12,528,775	07/06/22	80,850
	GBP	7,263,423	USD	8,781,179	07/18/22	63,207
	HUF	120,695,946	EUR	301,514	07/14/22	2,027
	HUF	251,652,280	EUR	616,767	09/21/22	5,962
	ILS	7,449,342	USD	2,131,670	07/11/22	2,126
	ILS	5,339,116	USD	1,529,394	08/05/22	2,425
	JPY	110,281,392	CAD	1,044,430	09/21/22	6,103
	JPY	115,128,027	USD	848,564	07/22/22	1,097
	KRW	11,487,516,793	USD	8,882,135	07/05/22	12,254
	KRW	12,300,564,965	USD	9,478,275	07/08/22	66,045
	KRW	8,793,069,736	USD	6,778,635	07/18/22	45,247
	MXN	62,075,744	USD	3,013,386	07/07/22	69,637
	MXN	46,138,062	USD	2,222,236	07/18/22	64,444
	NOK	35,143,065	USD	3,540,200	07/05/22	27,949
	NOK	43,868,626	USD	4,379,786	07/11/22	74,780
	NOK	20,271,871	USD	2,024,372	07/15/22	34,278
	NZD	17,740,732	USD	11,034,735	07/05/22	45,060
	NZD	19,771,244	USD	12,302,876	07/08/22	44,858
	NZD	7,713,000	USD	4,809,056	07/18/22	7,485
	SEK	17,109,477	USD	1,659,683	07/07/22	13,192
	SEK	8,653,663	USD	825,548	07/08/22	20,593
	SEK	25,451,022	USD	2,478,191	07/21/22	11,540
	SEK	18,428,252	USD	1,793,943	07/22/22	8,856
	SGD	1,192,352	EUR	811,334	09/21/22	3,405
	TWD	110,473,978	USD	3,712,538	07/05/22	3,291
	TWD	128,877,358	USD	4,325,432	07/06/22	9,484
	TWD	27,536,106	USD	925,148	07/08/22	1,148
	TWD	90,362,778	USD	3,041,494	07/21/22	1,432
	TWD	200,270,626	USD	6,738,071	07/25/22	8,124
	USD	3,970,743	BRL	20,481,221	07/05/22	63,168
	USD	2,424,797	BRL	12,747,160	07/15/22	529
	USD	2,511,248	BRL	13,211,459	08/02/22	12,206
	USD	211,601	CLP	176,157,683	08/05/22	21,168
	USD	867,875	CNH	5,806,773	07/11/22	321
	USD	1,784,258	CNH	11,928,526	09/21/22	3,026
	USD	2,301,627	COP	9,425,048,913	08/08/22	47,221
	USD	731,348	CZK	17,179,006	09/21/22	11,737
	USD	2,293,744	EUR	2,180,844	07/05/22	7,615

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	3,849,456	EUR	3,650,731	07/21/22	$18,273
	USD	9,825,631	EUR	9,331,961	07/25/22	29,678
	USD	181,938,526	EUR	171,767,802	07/28/22	1,592,662
	USD	854,755	EUR	813,341	08/01/22	609
	USD	2,489,030	EUR	2,347,263	09/21/22	14,546
	USD	19,659,416	GBP	16,021,943	07/06/22	154,679
	USD	15,927,578	GBP	12,985,741	07/15/22	116,310
	USD	16,024,124	GBP	13,063,520	07/18/22	117,189
	USD	5,061,484	GBP	4,047,617	09/21/22	126,401
	USD	2,113,133	HUF	782,681,350	09/21/22	72,375
	USD	1,097,575	IDR	16,109,111,716	08/22/22	21,952
	USD	8,166,079	ILS	28,016,669	07/11/22	140,960
	USD	1,840,934	ILS	6,122,067	09/21/22	77,681
	USD	4,740,563	INR	369,812,350	07/29/22	71,484
	USD	75,428	JPY	10,144,295	07/22/22	562
	USD	12,071,039	KRW	15,327,471,415	07/05/22	203,504
	USD	9,875,710	KRW	12,695,225,385	07/08/22	25,164
	USD	2,387,064	KRW	3,023,049,807	07/14/22	41,173
	USD	9,188,322	MXN	184,620,956	07/07/22	19,029
	USD	2,052,744	MXN	41,289,774	07/18/22	6,353
	USD	325,778	MXN	6,643,597	09/21/22	458
	USD	7,147,108	MXN	144,827,446	09/23/22	57,902
	USD	5,603,914	NOK	54,358,346	07/05/22	84,796
	USD	5,113,085	NOK	50,250,095	07/11/22	10,524
	USD	337,395	NOK	3,288,475	07/15/22	3,444
	USD	14,398,148	NZD	22,927,410	07/05/22	79,065
	USD	21,075,118	NZD	33,337,296	07/08/22	254,978
	USD	5,404,832	NZD	8,587,964	07/14/22	41,698
	USD	5,032,013	NZD	7,993,701	07/15/22	40,040
	USD	5,429,754	NZD	8,646,790	07/18/22	30,090
	USD	12,326,310	NZD	19,130,133	09/21/22	390,015
	USD	13,211,037	PLN	59,250,740	07/29/22	46,381
	USD	5,423,713	SEK	54,619,480	07/07/22	83,306
	USD	18,497,202	SEK	187,114,178	07/08/22	201,492
	USD	2,224,697	SEK	22,658,543	07/15/22	8,621
	USD	2,052,743	SEK	20,832,266	07/18/22	15,061
	USD	2,580,853	SEK	25,975,636	07/22/22	39,709
	USD	2,416,266	SEK	24,480,081	07/25/22	21,169
	USD	1,620,143	SEK	16,127,607	09/21/22	38,040
	USD	1,516,041	SGD	2,093,335	09/21/22	8,457
	USD	6,024,267	TWD	178,184,278	07/05/22	30,982
	USD	12,111,663	TWD	357,745,961	07/06/22	78,527
	USD	8,610,474	TWD	250,697,728	07/08/22	177,170
	USD	1,695,463	TWD	50,291,663	07/21/22	1,914
	USD	4,211,763	TWD	124,313,590	07/25/22	24,211
	USD	9,143,393	ZAR	144,245,484	07/05/22	281,405
	USD	4,210,605	ZAR	68,123,375	07/29/22	36,130
	USD	4,151,574	ZAR	64,321,037	09/21/22	231,376
	ZAR	5,542,850	USD	335,916	07/29/22	3,740

TOTAL						$7,079,884

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	13,983,973	USD	10,059,860	09/21/22	(400,733)
	BRL	12,943,800	USD	2,494,015	07/05/22	$(24,491)
	BRL	7,505,090	USD	1,456,875	07/12/22	(28,168)
	BRL	8,892,466	USD	1,716,291	07/15/22	(25,113)
	BRL	7,321,619	USD	1,386,408	08/01/22	(1,071)
	BRL	8,726,746	USD	1,657,291	08/02/22	(6,566)
	CAD	2,153,929	EUR	1,589,328	09/21/22	(1,888)
	CAD	855,209	USD	678,648	09/21/22	(14,160)
	CHF	11,441,500	EUR	11,467,876	07/21/22	(33,901)
	CHF	2,447,770	EUR	2,449,943	08/05/22	(3,683)
	CHF	754,474	USD	795,406	09/21/22	(341)
	CLP	971,010,801	USD	1,104,457	08/05/22	(54,760)
	CNH	5,811,534	USD	867,875	09/21/22	(65)
	COP	7,811,101,620	USD	1,891,780	08/08/22	(23,418)
	EUR	9,766,483	CHF	9,881,676	07/14/22	(115,704)
	EUR	15,569,880	CHF	15,814,219	07/21/22	(247,817)
	EUR	9,729,192	CHF	9,944,289	07/25/22	(220,239)
	EUR	3,147,922	CHF	3,184,735	07/29/22	(36,831)
	EUR	1,622,645	CHF	1,695,055	09/21/22	(75,655)
	EUR	527,579	CZK	13,106,634	07/14/22	(640)
	EUR	299,555	CZK	7,458,925	07/28/22	(100)
	EUR	323,112	CZK	8,152,120	09/21/22	(860)
	EUR	785,171	GBP	679,581	09/21/22	(856)
	EUR	782,388	HUF	317,829,355	09/21/22	(3,913)
	EUR	794,213	JPY	114,056,875	09/21/22	(8,347)
	EUR	951,581	PLN	4,501,651	07/25/22	(1,920)
	EUR	3,301,457	USD	3,475,489	07/21/22	(10,847)
	EUR	14,599,102	USD	15,582,702	07/28/22	(254,521)
	EUR	184,850	USD	194,832	08/01/22	(708)
	EUR	63,001,148	USD	67,697,395	09/21/22	(1,281,600)
	GBP	5,663,911	USD	6,922,686	07/06/22	(27,574)
	GBP	9,356,596	USD	11,490,927	07/15/22	(98,459)
	GBP	7,686,880	USD	9,423,247	07/18/22	(63,235)
	GBP	1,404,750	USD	1,729,486	09/21/22	(16,736)
	GBP	24,472	USD	30,055	09/22/22	(217)
	HUF	567,935,463	EUR	1,419,081	09/21/22	(15,165)
	IDR	14,476,521,356	USD	994,349	08/22/22	(27,736)
	ILS	11,246,393	USD	3,268,811	07/11/22	(47,384)
	ILS	1,824,046	USD	526,927	07/14/22	(4,348)
	ILS	5,901,650	USD	1,717,893	07/15/22	(26,995)
	ILS	7,733,738	USD	2,244,840	07/18/22	(28,608)
	INR	248,108,956	USD	3,178,456	07/29/22	(45,947)
	JPY	110,037,441	EUR	782,171	09/21/22	(8,759)
	JPY	109,302,319	USD	814,631	09/21/22	(4,275)
	KRW	5,869,764,711	USD	4,562,173	07/05/22	(17,417)
	KRW	337,278,649	USD	270,039	07/08/22	(8,336)
	KRW	7,919,226,275	USD	6,248,299	07/14/22	(102,969)
	KRW	4,241,564,025	USD	3,299,801	07/15/22	(8,287)
	KRW	4,069,586,611	USD	3,162,195	07/18/22	(3,983)
	MXN	141,611,745	USD	7,063,000	07/07/22	(29,782)
	MXN	179,239,893	USD	8,955,953	09/21/22	(179,014)
	NOK	41,244,524	USD	4,234,177	07/05/22	(46,532)
	NOK	32,915,530	USD	3,361,703	07/11/22	(19,351)
	NOK	18,974,813	USD	1,931,681	07/15/22	(4,751)
	NOK	62,439,986	USD	6,536,576	09/21/22	(185,545)
	NZD	10,865,311	USD	6,849,358	07/05/22	(63,539)
	NZD	14,254,541	USD	9,084,896	07/08/22	(182,507)
	NZD	5,803,688	USD	3,696,950	07/14/22	(72,580)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	NZD	6,455,070	USD	4,072,523	07/15/22	$(41,407)
	NZD	10,688,274	USD	6,686,346	07/18/22	(11,835)
	NZD	2,033,969	USD	1,283,668	08/04/22	(13,737)
	NZD	2,710,250	USD	1,711,948	09/21/22	(20,881)
	PLN	3,868,052	EUR	828,951	07/25/22	(10,216)
	PLN	13,031,013	USD	2,942,700	07/29/22	(47,397)
	PLN	41,044,731	USD	9,490,784	09/21/22	(437,051)
	SEK	3,433,673	EUR	319,762	09/21/22	(253)
	SEK	51,130,713	USD	5,048,850	07/07/22	(49,557)
	SEK	83,334,671	USD	8,217,274	07/08/22	(68,952)
	SEK	21,737,666	USD	2,150,541	07/15/22	(24,529)
	SEK	24,520,663	USD	2,425,627	07/18/22	(27,168)
	SEK	22,081,520	USD	2,166,639	07/21/22	(6,527)
	SEK	96,221,757	USD	9,493,395	07/22/22	(80,217)
	SEK	2,655,588	USD	263,451	07/25/22	(3,632)
	SGD	8,275,305	USD	6,011,630	09/21/22	(51,893)
	TRY	11,046,227	USD	651,267	07/28/22	(623)
	TWD	362,161,831	USD	12,261,047	07/05/22	(79,614)
	TWD	202,351,062	USD	6,847,016	07/06/22	(40,740)
	TWD	129,193,858	USD	4,425,456	07/08/22	(79,462)
	TWD	212,666,963	USD	7,178,082	07/18/22	(18,347)
	TWD	25,147,186	USD	846,849	07/21/22	(29)
	USD	3,766,282	AUD	5,473,992	09/21/22	(14,760)
	USD	2,748	BRL	14,403	07/05/22	—
	USD	2,465,480	BRL	13,022,667	07/12/22	(13,579)
	USD	10,403,209	CNH	69,875,224	07/11/22	(36,419)
	USD	1,702,874	CNH	11,435,652	07/13/22	(5,603)
	USD	4,884,794	CNH	32,728,005	07/25/22	(3,829)
	USD	1,737,511	CNH	11,665,126	09/21/22	(4,389)
	USD	1,849,742	EUR	1,767,629	07/25/22	(5,774)
	USD	1,743,772	EUR	1,664,227	07/28/22	(3,567)
	USD	822,151	EUR	785,380	09/21/22	(5,796)
	USD	3,542,002	GBP	2,913,101	07/18/22	(5,167)
	USD	3,166,326	ILS	11,066,309	07/15/22	(4,313)
	USD	505,985	INR	40,074,517	07/25/22	(193)
	USD	7,996,800	KRW	10,387,443,360	07/05/22	(45,840)
	USD	6,670,380	KRW	8,605,457,677	07/14/22	(7,467)
	USD	9,046,644	KRW	11,751,357,623	07/15/22	(72,574)
	USD	720,346	KRW	931,810,151	07/18/22	(2,788)
	USD	1,741,618	KRW	2,255,082,343	09/23/22	(11,613)
	USD	1,871,951	MXN	38,152,563	07/18/22	(18,954)
	USD	3,841,777	NOK	38,306,685	07/11/22	(48,010)
	USD	4,263,268	NOK	42,365,547	07/15/22	(39,038)
	USD	569,962	NOK	5,630,026	07/20/22	(1,840)
	USD	3,528,101	NZD	5,678,633	07/05/22	(18,432)
	USD	11,033,582	NZD	17,740,732	07/18/22	(44,980)
	USD	4,631,778	SEK	47,575,234	07/08/22	(20,048)
	USD	1,990,063	SEK	20,439,932	07/21/22	(9,462)
	USD	2,368,370	TRY	47,510,625	09/21/22	(282,801)
	USD	16,656,339	TWD	496,100,406	07/05/22	(30,163)
	USD	6,602,655	TWD	196,358,557	07/06/22	(2,057)
	USD	3,712,538	TWD	110,420,147	07/18/22	(4,913)
	ZAR	149,938,994	USD	9,372,246	07/05/22	(160,466)
	ZAR	64,150,673	USD	4,066,974	07/21/22	(132,529)
	ZAR	37,469,622	USD	2,327,441	07/29/22	(31,374)

TOTAL						$(6,421,752)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (Continued)

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	144	09/21/22	$22,225,500	$(292,255)
2 Year U.S. Treasury Notes	347	09/30/22	72,875,422	(250,365)
5 Year U.S. Treasury Notes	251	09/30/22	28,174,750	128,927
10 Year U.S. Treasury Notes	169	09/21/22	20,031,781	278,473
20 Year U.S. Treasury Bonds	224	09/21/22	31,052,000	(97,900)

Total				$(233,120)

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(11)	09/21/22	$(1,401,125)	(5,520)

TOTAL FUTURES CONTRACTS				$(238,640)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Avg(a)	10.565(a)	01/02/23		14,880		$(34,864)	$—	$(34,864)
1M BID Avg(a)	11.230(a)	01/04/27	BRL	—		—	(10)	10
1M BID Avg(a)	11.814(a)	01/02/24		21,053		(51,196)	(10,391)	(40,805)
1M BID Avg(a)	12.016(a)	01/02/25		13,200		(29,885)	—	(29,885)
1M BID Avg(a)	12.060(a)	01/02/25		65,950		(137,340)	(619,873)	482,533
1M BID Avg(a)	12.300(a)	01/02/24		6,140		(4,458)	(20,322)	15,864
1M BID Avg(a)	12.400(a)	01/02/23	BRL	14,140		13,217	(343)	13,560
10.950(a)	1M BID Avg(a)	01/02/25		3,600		22,001	763	21,238
5.800(a)	1M BID Avg(a)	01/02/23		130,700		1,316,519	34,301	1,282,218
3M CNY(b)	2.500(b)	12/21/24	CNY	77,040	(c)	9,295	30,206	(20,911)
3M SOFR(d)	2.800(d)	09/21/24		$38,400	(c)	(201,377)	39,825	(241,202)
2.500(b)	3M CNY(b)	12/21/27	CNY	20,420	(c)	28,890	33,060	(4,170)
3.200(b)	3M HIBOR(b)	09/21/24	HKD	305,480	(c)	70,086	(141,509)	211,595
7.000(b)	3M JIBAR(b)	09/21/24	ZAR	355,050	(c)	275,424	77,924	197,500
3.000(b)	3M KWCDC(b)	06/15/24	KRW	26,701,720		173,201	25,133	148,068
3.750(b)	3M KWCDC(b)	12/21/32		8,977,730	(c)	(256,981)	(186,530)	(70,451)
2.750(d)	3M SOFR(d)	09/21/32		$8,560	(c)	50,659	336,241	(285,582)
6M WIBOR(e)	6.250(d)	09/21/32	PLN	19,525	(c)	(113,223)	(181,151)	67,928
0.500(e)	6M EURO(d)	09/21/24	EUR	7,070	(c)	161,517	159,271	2,246
0.750(d)	6M EURO(e)	09/21/29		8,970	(c)	802,740	731,958	70,782
0.750(d)	6M EURO(e)	09/21/27		17,270	(c)	1,003,591	952,276	51,316
1.000(d)	6M EURO(e)	09/21/37		9,490	(c)	1,791,845	1,526,322	265,523
1.000(d)	6M EURO(e)	09/21/32		9,275	(c)	1,096,201	1,022,305	73,896
7.000(d)	6M WIBOR(e)	09/21/27	PLN	45,600	(c)	(49,061)	51,607	(100,668)
7.500(d)	6M WIBOR(e)	09/21/24		60,875	(c)	92,906	12,804	80,102
1M LIBOR(f)	7.200(f)	01/02/23		141,640		(1,171,837)	4,344	(1,176,181)
3M JIBAR(b)	8.750(b)	09/21/32	ZAR	87,825	(c)	(164,922)	(29,889)	(135,033)
Mexico IB TIIE 28 Days(a)	9.030(a)	09/08/32	MXN	108,140	(c)	40,457	(76,407)	116,864
9.500(a)	Mexico IB TIIE 28 Days(a)	09/18/24		585,900	(c)	50,620	68,106	(17,486)

TOTAL						$4,784,025	$3,840,021	$944,005

(a)	Payments made monthly.
(b)	Payments made quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2022.
(d)	Payments made annually.
(e)	Payments made semi-annually.
(f)	Payments made at maturity.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Arab Republic of Egypt, 4.550%, 09/20/23	1.000%	5.285%	Barclays Bank PLC	06/20/27	1,630	$(546,397)	$(322,472)	$(223,925)
Ukraine Government, 7.375%, 09/25/32	5.000	6.896	Deutsche Bank AG (London)	12/20/23	3,360	(2,432,183)	(86,904)	(2,345,279)

TOTAL						$(2,978,580)	$(409,376)	$(2,569,204)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2022(b)		Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Argentine Republic, 1.000%, 07/09/29	5.000(%)	26.232	(%)	12/20/25	$560	$(376,425)	$(82,152)	$(294,273)
ICE CD CXPEM537	1.000			06/20/27	10,660	(1,065,768)	(869,042)	(196,726)
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.467		12/20/26	8,380	112,772	169,220	(56,448)
Republic of Chile,Ó.240%, 06/02/28	1.000	0.700		06/20/27	2,320	(12,996)	(8,387)	(4,609)
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.840		06/20/27	13,490	(263,373)	(82,970)	(180,403)
Republic of Panama, 8.875%, 09/30/27	1.000	0.806		06/20/27	3,400	(50,273)	(20,861)	(29,412)
Republic of Peru, 8.750%, 11/21/33	1.000	0.777		06/20/27	6,820	(71,991)	31,799	(103,790)
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.785		06/20/27	7,320	(95,002)	(18,068)	(76,934)
United Mexican States, 4.150%, 03/28/27	1.000	1.003		06/20/27	17,080	(570,316)	(163,976)	(406,340)

TOTAL						$(2,393,371)	$(1,044,437)	$(1,348,935)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call EUR/Put CHF	BofA Securities LLC	$407.200	07/12/2022	6,359,000	$6,359,000	$19,565	$65,686	$(46,121)
Call USD/Put NOK	HSBC Bank PLC	9.629	07/01/2022	7,106,000	7,106,000	158,990	58,774	100,216
Call USD/Put ZAR	UBS AG (London)	16.018	07/01/2022	7,071,000	7,071,000	116,466	65,279	51,187
Call USD/Put TWD	MS & Co. Int. PLC	29.250	07/01/2022	14,211,000	14,211,000	219,972	57,000	162,972
Call USD/Put TWD	MS & Co. Int. PLC	29.650	07/01/2022	14,058,000	14,058,000	32,994	47,235	(14,241)
Call USD/Put TWD	MS & Co. Int. PLC	29.725	07/01/2022	13,930,000	13,930,000	11,451	48,393	(36,942)
Call USD/Put KRW	BofA Securities LLC	1,257.900	07/01/2022	14,211,000	14,211,000	348,582	72,675	275,907
Call USD/Put TWD	JPMorgan Securities, Inc.	29.425	07/04/2022	14,143,000	14,143,000	137,328	57,774	79,554
Call USD/Put TWD	JPMorgan Securities, Inc.	29.780	07/04/2022	13,656,000	13,656,000	16,687	46,116	(29,429)
Call USD/Put SEK	Citibank NA	10.050	07/05/2022	7,029,000	7,029,000	127,288	43,509	83,779
Call USD/Put MXN	MS & Co. Int. PLC	21.067	07/05/2022	13,057,000	13,057,000	1,306	105,840	(104,534)
Call USD/Put SEK	Citibank NA	9.933	07/06/2022	13,995,000	13,995,000	405,842	96,496	309,346
Call USD/Put SEK	UBS AG (London)	10.188	07/06/2022	6,772,000	6,772,000	58,212	45,406	12,806
Call USD/Put KRW	UBS AG (London)	1,267.000	07/06/2022	13,995,000	13,995,000	249,517	74,313	175,204
Call USD/Put ILS	Deutsche Bank AG	3.398	07/07/2022	6,965,000	6,965,000	186,843	37,075	149,768
Call USD/Put CNH	BofA Securities LLC	6.784	07/07/2022	13,887,000	13,887,000	3,277	52,562	(49,285)
Call USD/Put NOK	UBS AG (London)	9.701	07/07/2022	6,943,000	6,943,000	118,656	51,795	66,861
Call USD/Put BRL	BofA Securities LLC	5.320	07/08/2022	6,520,000	6,520,000	35,143	60,480	(25,337)
Call USD/Put KRW	BofA Securities LLC	1,286.700	07/12/2022	13,544,000	13,544,000	108,893	75,846	33,047
Call USD/Put ILS	Morgan Stanley & Co.	3.491	07/13/2022	6,591,000	6,591,000	53,987	44,839	9,148
Call USD/Put BRL	Morgan Stanley & Co.	5.305	07/13/2022	6,591,000	6,591,000	63,274	78,334	(15,060)
Call USD/Put NOL	UBS AG (London)	10.078	07/13/2022	6,591,000	6,591,000	25,995	56,432	(30,437)
Call USD/Put SEK	Morgan Stanley & Co.	10.395	07/13/2022	9,887,000	9,887,000	47,300	72,393	(25,093)
Call USD/Put KRW	Morgan Stanley & Co.	1,305.600	07/13/2022	13,182,000	13,182,000	41,523	82,150	(40,627)
Call USD/Put ILS	Morgan Stanley & Co.	3.507	07/14/2022	6,528,000	6,528,000	43,026	44,527	(1,501)
Call USD/Put SEK	HSBC Bank PLC	10.363	07/14/2022	9,792,000	9,792,000	58,028	77,455	(19,427)
Call USD/Put MXN	Citibank NA	21.280	07/14/2022	9,792,000	9,792,000	8,147	95,580	(87,433)
Call USD/Put TWD	Citibank NA	29.820	07/14/2022	9,792,000	9,792,000	24,216	40,686	(16,470)
Call USD/Put TWD	Citibank NA	29.935	07/14/2022	12,738,000	12,738,000	28,253	28,266	(13)
Call USD/Put KRW	UBS AG (London)	1,309.000	07/14/2022	13,057,000	13,057,000	37,382	86,176	(48,794)
Call USD/Put KRW	BofA Securities LLC	1,312.750	07/14/2022	13,056,000	13,056,000	30,890	82,801	(51,911)
Call USD/Put SEK	UBS AG (London)	10.512	07/19/2022	9,824,000	9,824,000	43,058	87,846	(44,788)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put TWD	Citibank NA	$29.935	07/14/2022	12,738,000	$12,738,000	$28,253	$28,266	$(13)
Call USD/Put KRW	UBS AG (London)	1,309.000	07/14/2022	13,057,000	13,057,000	37,382	86,176	(48,794)
Call USD/Put KRW	BofA Securities LLC	1,312.750	07/14/2022	13,056,000	13,056,000	30,890	82,801	(51,911)
Call USD/Put SEK	UBS AG (London)	10.512	07/19/2022	9,824,000	9,824,000	43,058	87,846	(44,788)
Call USD/Put TWD	Morgan Stanley & Co.	30.070	07/19/2022	13,099,000	13,099,000	20,500	58,081	(37,581)
Call USD/Put SEK	UBS AG (London)	10.325	07/20/2022	9,842,000	9,842,000	88,420	84,513	3,907
Call USD/Put SEK	UBS AG (London)	10.320	07/21/2022	13,128,000	13,128,000	123,508	102,792	20,716
Call USD/Put TWD	JPMorgan Securities, Inc.	30.050	07/21/2022	13,093,000	13,093,000	24,170	48,549	(24,379)
Call USD/Put BRL	BofA Securities LLC	5.485	07/27/2022	6,508,000	6,508,000	49,812	74,673	(24,861)
Call USD/Put ZAR	UBS AG (London)	16.632	07/27/2022	6,479,000	6,479,000	74,586	49,305	25,281
Call USD/Put BRL	Morgan Stanley & Co.	5.490	07/28/2022	6,374,000	6,374,000	50,546	57,933	(7,387)
Call USD/Put ILS	Morgan Stanley & Co.	3.558	08/03/2022	6,369,000	6,369,000	43,698	43,698	—

				409,765,000	$409,765,000	$3,337,331	$2,559,283	$778,048

Puts
Put EUR/Call CHF	Citibank NA	1.026	07/12/2022	12,717,000	12,717,000	352,107	58,263	293,844
Put EUR/Call CHF	Citibank NA	1.002	07/19/2022	18,635,000	18,635,000	163,981	102,163	61,818
Put EUR/Call CHF	Citibank NA	1.015	07/21/2022	9,973,000	9,973,000	181,276	63,770	117,506
Put EUR/Call CHF	Citibank NA	1.002	07/27/2022	9,258,000	9,258,000	92,090	45,544	46,546
Put EUR/Call CHF	Citibank NA	0.982	08/03/2022	18,234,000	18,234,000	7,290,016	88,663	7,201,353
Put NZD/Call USD	UBS AG (London)	0.640	07/01/2022	21,682,000	21,682,000	331,672	87,806	243,866
Put GBP/Call USD	MS & Co. Int. PLC	1.240	07/04/2022	11,238,000	11,238,000	246,938	76,512	170,426
Put NZD/Call USD	citibank NA	0.641	07/06/2022	21,472,000	21,472,000	353,698	90,134	263,564
Put NZD/Call USD	Citibank NA	0.625	07/12/2022	21,148,000	21,148,000	125,093	101,667	23,426
Put NZD/Call USD	Citibank NA	0.618	07/13/2022	20,725,000	20,725,000	72,744	106,509	(33,765)
Put GBP/Call USD	Morgan Stanley & Co.	1.204	07/13/2022	16,021,000	16,021,000	77,932	112,580	(34,648)
Put NZD/Call USD	UBS AG (London)	0.609	07/14/2022	31,477,000	31,477,000	55,045	168,451	(113,406)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put NZD/Call USD	UBS AG (London)	$0.612	07/14/2022	31,285,000	$31,285,000	$70,926	$186,314	$(115,388)
Put GBP/Call USD	Morgan Stanley & Co.	1.182	07/14/2022	16,313,000	16,313,000	28,754	149,825	(121,071)
Put GBP/Call USD	HSBC Bank PLC	1.183	07/14/2022	16,143,000	16,143,000	29,201	117,245	(88,044)
Put EUR/Call USD	JPMorgan Securities, Inc.	1.035	07/19/2022	12,423,000	12,423,000	54,731	76,099	(21,368)
Call USD/Put SEK	Citibank NA	10.430	07/19/2022	8,150,000	8,150,000	48,199	72,168	(23,969)
Put USD/Call JPY	BofA Securities LLC	131.650	07/20/2022	13,122,000	13,122,000	44,024	93,245	(49,221)
Put EUR/Call USD	HSBC Bank PLC	1.037	07/28/2022	12,124,000	12,124,000	78,939	61,392	17,547

				322,140,000	$322,140,000	$9,697,365	$1,858,350	$7,839,016

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
9M IRS	Deutsche Bank AG (London)	2.700%	04/28/2023	6,050,000	$6,050,000	$175,597	$224,660	$(49,063)

Puts
9M IRS	Deutsche Bank AG (London)	3.000	05/05/2023	5,920,000	$5,920,000	$157,780	$207,104	$(49,324)

Total purchased option contracts				11,970,000	$11,970,000	$333,377	$431,764	$(98,387)

Written option contracts
Calls
		10.050	07/05/2022	(7,029,000)	(7,029,000)	(127,288)	(116,927)	(10,361)
1M IRS		9.933	07/06/2022	(3,498,750)	(3,498,750)	(101,460)	(57,449)	(44,011)
1M IRS	BNP Paribas SA	4.605	07/12/2022	(1,049,000)	(1,049,000)	(24,591)	(10,208)	(14,383)
1M IRS	BNP Paribas SA	25.200	07/26/2022	(1,549,000)	(1,549,000)	(4,635)	(5,887)	1,252
1M IRS	BofA Securities LLC	4.578	07/01/2022	(1,088,000)	(1,088,000)	(29,765)	(14,440)	(15,325)
1M IRS	BofA Securities LLC	5.320	07/08/2022	(6,520,000)	(6,520,000)	(35,142)	(73,506)	38,364

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
1M IRS	BofA Securities LLC	6.706%	07/07/2022	(6,943,000)	$(6,943,000)	$(14,511)	$(54,225)	$39,714
1M IRS	BofA Securities LLC	78.520	07/27/2022	(1,074,000)	(1,074,000)	(10,936)	(6,766)	(4,170)
1M IRS	BofA Securities LLC	400.300	07/12/2022	(3,179,000)	(3,179,000)	(22,121)	(50,586)	28,465
1M IRS	BofA Securities LLC	1,238.650	07/01/2022	(7,106,000)	(7,106,000)	(280,374)	(74,279)	(206,095)
1M IRS	BofA Securities LLC	1,257.900	07/01/2022	(14,211,000)	(14,211,000)	(348,582)	(188,566)	(160,016)
1M IRS	BofA Securities LLC	1,286.700	07/12/2022	(13,544,000)	(13,544,000)	(108,894)	(172,415)	63,521
1M IRS	Citibank NA	1.113	07/21/2022	(2,355,000)	(2,355,000)	(6,299)	(4,505)	(1,794)
1M IRS	Citibank NA	10.363	07/14/2022	(9,792,000)	(9,792,000)	(58,028)	(49,205)	(8,823)
1M IRS	Citibank NA	3.491	07/13/2022	(6,591,000)	(6,591,000)	(57,638)	(57,638)	—
1M IRS	Citibank NA	6.687	07/26/2022	(1,077,000)	(1,077,000)	(6,850)	(8,212)	1,362
1M IRS	Citibank NA	9.733	07/06/2022	(6,998,000)	(6,998,000)	(338,255)	(96,747)	(241,508)
1M IRS	Citibank NA	9.795	07/05/2022	(3,515,000)	(3,515,000)	(148,526)	(50,721)	(97,805)
1M IRS	Citibank NA	10.395	07/13/2022	(9,887,000)	(9,887,000)	(47,300)	(52,263)	4,963
1M IRS	Citibank NA	10.475	07/07/2022	(1,072,000)	(1,072,000)	(26,043)	(9,333)	(16,710)
1M IRS	Citibank NA	10.512	07/19/2022	(9,824,000)	(9,824,000)	(43,324)	(43,324)	—
1M IRS	Citibank NA	10.618	07/21/2022	(1,028,000)	(1,028,000)	(14,373)	(10,444)	(3,929)
1M IRS	Citibank NA	25.255	07/12/2022	(3,179,000)	(3,179,000)	(2,658)	(11,521)	8,863
1M IRS	Citibank NA	29.425	07/04/2022	(7,071,500)	(7,071,500)	(68,665)	(62,866)	(5,799)
1M IRS	Citibank NA	29.780	07/04/2022	(13,656,000)	(13,656,000)	(19,187)	(19,187)	—
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(6,050,000)	(6,050,000)	(59,242)	(85,585)	26,343
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(6,050,000)	(6,050,000)	(104,535)	(139,076)	34,541
1M IRS	Deutsche Bank AG (London)	3.342	07/07/2022	(3,482,000)	(3,482,000)	(148,357)	(38,563)	(109,794)
1M IRS	HSBC Bank PLC	4.588	07/07/2022	(1,072,000)	(1,072,000)	(28,161)	(13,416)	(14,745)
1M IRS	HSBC Bank PLC	9.420	07/01/2022	(3,553,000)	(3,553,000)	(155,064)	(56,340)	(98,724)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
1M IRS	JPMorgan Securities, Inc.	6.685%	07/11/2022	(1,127,000)	$(1,127,000)	$(4,876)	$(10,081)	$5,205
1M IRS	JPMorgan Securities, Inc.	29.090	07/04/2022	(7,071,000)	(7,071,000)	(147,572)	(56,356)	(91,216)
1M IRS	JPMorgan Securities, Inc.	29.425	07/04/2022	(7,071,500)	(7,071,500)	(68,664)	(56,572)	(12,092)
1M IRS	JPMorgan Securities, Inc.	29.725	07/01/2022	(13,930,000)	(13,930,000)	(11,451)	(74,456)	63,005
1M IRS	Morgan Stanley & Co.	3.398	07/07/2022	(3,482,500)	(3,482,500)	(93,422)	(66,018)	(27,404)
1M IRS	MS & Co. Int. PLC	1.011	07/19/2022	(4,211,778)	(4,211,778)	(12,420)	(31,624)	19,204
1M IRS	MS & Co. Int. PLC	3.398	07/07/2022	(3,482,500)	(3,482,500)	(93,421)	(58,889)	(34,532)
1M IRS	MS & Co. Int. PLC	5.110	07/13/2022	(3,296,000)	(3,296,000)	(98,834)	(82,654)	(16,180)
1M IRS	MS & Co. Int. PLC	5.305	07/13/2022	(6,591,000)	(6,591,000)	(63,274)	(72,323)	9,049
1M IRS	MS & Co. Int. PLC	28.910	07/01/2022	(7,106,000)	(7,106,000)	(191,314)	(56,947)	(134,367)
1M IRS	MS & Co. Int. PLC	29.250	07/01/2022	(14,211,000)	(14,211,000)	(219,972)	(129,362)	(90,610)
1M IRS	MS & Co. Int. PLC	29.650	07/01/2022	(14,058,000)	(14,058,000)	(32,994)	(111,677)	78,683
1M IRS	MS & Co. Int. PLC	1,267.000	07/06/2022	(13,995,000)	(13,995,000)	(249,517)	(261,021)	11,504
1M IRS	MS & Co. Int. PLC	1,305.600	07/13/2022	(13,182,000)	(13,182,000)	(41,523)	(119,455)	77,932
1M IRS	UBS AG (London)	1.115	07/20/2022	(2,376,000)	(2,376,000)	(5,002)	(4,501)	(501)
1M IRS	UBS AG (London)	9.495	07/07/2022	(3,472,000)	(3,472,000)	(125,381)	(50,691)	(74,690)
1M IRS	UBS AG (London)	9.701	07/07/2022	(6,943,000)	(6,943,000)	(118,656)	(155,433)	36,777
1M IRS	UBS AG (London)	9.933	07/06/2022	(10,496,250)	(10,496,250)	(304,381)	(231,757)	(72,624)
1M IRS	UBS AG (London)	10.080	07/21/2022	(6,564,000)	(6,564,000)	(136,000)	(102,727)	(33,273)
1M IRS	UBS AG (London)	10.188	07/06/2022	(6,772,000)	(6,772,000)	(58,212)	(118,781)	60,569
1M IRS	UBS AG (London)	15.582	07/01/2022	(3,536,000)	(3,536,000)	(152,554)	(65,448)	(87,106)
1M IRS	UBS AG (London)	16.018	07/01/2022	(7,071,000)	(7,071,000)	(116,467)	(50,186)	(66,281)
1M IRS	UBS AG (London)	29.650	07/04/2022	(4,859,000)	(4,859,000)	(15,966)	(11,807)	(4,159)
1M IRS	UBS AG (London)	1,249.000	07/06/2022	(6,998,000)	(6,998,000)	(220,157)	(71,590)	(148,567)

				(334,945,778)	$(334,945,778)	$(5,022,834)	$(3,684,556)	$(1,338,278)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
1M IRS	Barclays Bank PLC	0.625%	07/13/2022	(10,259,000)	$(10,259,000)	$(63,976)	$(43,687)	$(20,289)
1M IRS	BNP Paribas SA	4.605	07/12/2022	(1,049,000)	(1,049,000)	(553)	(10,208)	9,655
1M IRS	BofA Securities LLC	4.578	07/01/2022	(1,088,000)	(1,088,000)	(1)	(8,092)	8,091
1M IRS	BofA Securities LLC	78.520	07/27/2022	(1,074,000)	(1,074,000)	(2,378)	(5,134)	2,756
1M IRS	BofA Securities LLC	134.400	07/20/2022	(6,561,000)	(6,561,000)	(54,941)	(93,717)	38,776
1M IRS	Citibank NA	1.086	07/21/2022	(2,355,000)	(2,355,000)	(1,790)	(4,579)	2,789
1M IRS	Citibank NA	0.625	07/12/2022	(21,148,000)	(21,148,000)	(125,092)	(102,019)	(23,073)
1M IRS	Citibank NA	0.641	07/06/2022	(21,472,000)	(21,472,000)	(353,698)	(252,987)	(100,711)
1M IRS	Citibank NA	0.653	07/06/2022	(10,736,000)	(10,736,000)	(303,918)	(90,935)	(212,983)
1M IRS	Citibank NA	1.002	07/19/2022	(18,635,000)	(18,635,000)	(184,252)	(184,252)	—
1M IRS	Citibank NA	1.015	07/21/2022	(9,973,000)	(9,973,000)	(181,276)	(90,474)	(90,802)
1M IRS	Citibank NA	1.026	07/12/2022	(12,717,000)	(12,717,000)	(352,107)	(193,395)	(158,712)
1M IRS	Citibank NA	1.039	07/12/2022	(6,359,000)	(6,359,000)	(260,799)	(57,063)	(203,736)
1M IRS	Citibank NA	6.687	07/26/2022	(1,077,000)	(1,077,000)	(5,486)	(6,974)	1,488
1M IRS	Citibank NA	10.475	07/07/2022	(1,072,000)	(1,072,000)	(92)	(9,333)	9,241
1M IRS	Citibank NA	10.618	07/21/2022	(1,028,000)	(1,028,000)	(3,332)	(8,663)	5,331
9M IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(5,920,000)	(5,920,000)	(91,067)	(131,025)	39,958
9M IRS	Deutsche Bank AG (London)	3.891	05/05/2023	(5,920,000)	(5,920,000)	(52,496)	(76,079)	23,583
1M IRS	HSBC Bank PLC	1.053	07/28/2022	(6,062,000)	(6,062,000)	(75,616)	(61,771)	(13,845)
1M IRS	HSBC Bank PLC	4.588	07/07/2022	(1,072,000)	(1,072,000)	(101)	(7,997)	7,896
1M IRS	JPMorgan Securities, Inc.	1.052	07/19/2022	(6,212,000)	(6,212,000)	(63,803)	(73,191)	9,388
1M IRS	JPMorgan Securities, Inc.	1.204	07/13/2022	(8,010,500)	(8,010,500)	(38,966)	(30,065)	(8,901)
1M IRS	JPMorgan Securities, Inc.	6.685	07/11/2022	(1,127,000)	(1,127,000)	(3,415)	(7,974)	4,559
1M IRS	MS & Co. Int. PLC	0.612	07/14/2022	(15,642,500)	(15,642,500)	(35,463)	(60,885)	25,422
1M IRS	MS & Co. Int. PLC	1.011	07/19/2022	(4,211,778)	(4,211,778)	(62,525)	(31,624)	(30,901)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
1M IRS	MS & Co. Int. PLC	1.204%	07/13/2022	(8,010,500)	$(8,010,500)	$(38,966)	$(59,969)	$21,003
1M IRS	MS & Co. Int. PLC	1.206	07/14/2022	(5,266,000)	(5,266,000)	(30,987)	(23,199)	(7,788)
1M IRS	MS & Co. Int. PLC	1.240	07/04/2022	(11,238,000)	(11,238,000)	(246,938)	(218,144)	(28,794)
1M IRS	MS & Co. Int. PLC	1.261	07/04/2022	(5,619,000)	(5,619,000)	(239,797)	(77,439)	(162,358)
1M IRS	UBS AG (London)	0.612	07/14/2022	(15,642,500)	(15,642,500)	(35,463)	(40,239)	4,776
1M IRS	UBS AG (London)	0.640	07/01/2022	(21,682,000)	(21,682,000)	(331,672)	(380,777)	49,105
1M IRS	UBS AG (London)	0.652	07/01/2022	(10,841,000)	(10,841,000)	(290,472)	(86,675)	(203,797)

1M IRS	UBS AG (London)	1.087	07/20/2022	(2,376,000)	(2,376,000)	(1,812)	(4,583)	2,771
1M IRS	UBS AG (London)	29.650	07/04/2022	(4,859,000)	(4,859,000)	(6,171)	(11,807)	5,636

				(266,314,778)	$(266,314,778)	$(3,539,421)	$(2,544,955)	$(994,466)

Total written option contracts				(601,260,555)	$(601,260,555)	$(8,562,255)	$(6,229,511)	$(2,332,744)

TOTAL				(589,290,555)	$(589,290,555)	$(8,228,878)	$(5,797,747)	$(2,431,131)

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
BofA Securities LLC	— Bank of America Securities LLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)(b) – 6.1%
Aerospace & Defense – 0.2%
ADS Tactical, Inc. (B+/B3) (1M LIBOR + 5.750%)
$2,518,134	7.345%	03/19/26	$ 2,300,945

Airlines – 0.3%
United Airlines, Inc. (BB-/Ba1) (1M LIBOR + 3.750%)
5,337,945	5.392	04/21/28	4,947,634

Building Materials – 0.4%
Chamberlain Group, Inc. (B/B2) (1M LIBOR + 3.500%)
3,159,125	5.166	11/03/28	2,845,835
Quikrete Holdings, Inc. (BB-/Ba2) (1M LIBOR + 2.625%)
2,479,888	4.291	02/01/27	2,317,455

			5,163,290

Chemicals – 0.3%
Cyanco Intermediate Corp. (B/B2) (1M LIBOR + 3.500%)
2,022,434	5.166	03/16/25	1,900,582
Starfruit Finco B.V. (B+/B2) (6M LIBOR + 3.000%)
1,710,537	5.250	10/01/25	1,614,850
Trident TPI Holdings, Inc. (B-/B2) (6M LIBOR + 4.000%)
1,586,305	6.250	09/15/28	1,484,781

			5,000,213

Commercial Services – 0.3%
Prime Security Services Borrower LLC (BB-/Ba3) (1 Week LIBOR + 2.750%)
1,691,796	5.697	09/23/26	1,575,840
The Hertz Corp. (BB+/Ba3)
(1M LIBOR + 3.250%)
340,939	4.920	06/30/28	320,360
(1M LIBOR + 3.250%)
1,790,971	4.920	06/30/28	1,682,868

			3,579,068

Computers – 0.2%
Peraton Corp. (B+/B1) (1M LIBOR + 3.750%)
2,230,352	5.416	02/01/28	2,089,750

Electrical – 0.4%
Ingram Micro, Inc. (BB-/B1) (6M LIBOR + 3.500%)
3,151,128	5.750	06/30/28	2,973,877
Pacific Gas & Electric Co. (BB-/B1) (1M LIBOR + 3.000%)
3,340,909	4.688	06/23/25	3,142,125

			6,116,002

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)(b) – (continued)
Engineering & Construction – 0.2%
KKR Apple Bidco LLC (B+/B1) (1M LIBOR + 2.750%)
$2,456,640	4.416%	09/23/28	$ 2,314,351

Financial Services – 0.2%
Clydesdale Acquisition Holdings, Inc. (B/B2) (1M SOFR + 4.175%)
2,900,000	5.924	04/13/29	2,705,613

Food – 0.0%
Ola Singapore PTE Ltd. (NR/NR) (1M SOFR + 6.250%)
348,250	7.629	12/15/26	293,982

Health Care – Pharmaceuticals – 0.3%
Endo Luxembourg Finance Co. I S.a r.l.(CC/Caa2) (1M LIBOR + 5.000%)
3,308,125	6.688	03/27/28	2,522,115
Jazz Financing Lux S.a.r.l. (BB-/Ba2) (1M LIBOR + 3.500%)
2,440,432	5.166	05/05/28	2,323,364

			4,845,479

Health Care Providers & Services – 0.1%
ICON Luxembourg S.a.r.l. (BB+/Ba1) (6M LIBOR + 2.250%)
1,835,479	4.563	07/03/28	1,770,724

Healthcare Providers & Services – 0.5%
Regionalcare Hospital Partners (B/B1) (1M LIBOR + 3.750%)
7,103,293	5.416	11/16/25	6,613,805

Household Products – 0.2%
Knight Health Holdings LLC (NR/NR) (1M LIBOR + 5.250%)
3,184,000	6.916	12/23/28	2,610,880

			2,610,880

Machinery-Diversified – 0.6%
Project Castle, Inc. (NR/NR) (6M SOFR + 5.500%)
3,875,000	6.900	06/01/29	3,458,438
Titan Acquisition Ltd. (B-/B2) (3M LIBOR + 3.000%)
1,672,164	5.877	03/28/25	1,529,679
Vertical US Newco, Inc. (B+/B1) (1M LIBOR + 3.500%)
4,143,443	4.019	07/30/27	3,871,550

			8,859,667

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)(b) – (continued)
Media – 0.2%
Diamond Sports Group LLC (B/B2) (1M SOFR + 8.000%)
$484,465	9.786%	05/26/26	$ 481,234
DirecTV Financing LLC (BB/Ba3) (1M LIBOR + 5.000%)
1,575,563	6.666	08/02/27	1,446,240
iHeartCommunications, Inc. (BB-/B1) (1M LIBOR + 3.000%)
1,625,000	4.666	05/01/26	1,505,839

			3,433,313

Packaging – 0.2%
Charter NEX US, Inc. (B/B2) (1M LIBOR + 3.750%)
1,896,951	5.416	12/01/27	1,781,559
LABL, Inc. (B-/B2) ( 1M LIBOR + 5.000%)
$1,840,750	6.666	10/29/28	1,696,564

			3,478,123

Pharmaceuticals – 0.1%
Gainwell Acquisition Corp. (B+/B2) (6M LIBOR + 4.000%)
2,177,889	6.250	10/01/27	2,055,383

			2,055,383

Retailing – 0.3%
RC Buyer, Inc.(NR/NR) (6M LIBOR + 3.500%)
2,518,125	5.750	07/28/28	2,385,923
Staples, Inc. (B/B3) (2M LIBOR + 5.000%)
2,425,000	6.286	04/16/26	2,102,330

			4,488,253

Software – 0.6%
CentralSquare Technologies LLC (B-/Caa1) (6M LIBOR + 3.750%)
3,145,054	6.000	08/29/25	2,829,573
Loyalty Ventures, Inc. (B+/B1) (1M LIBOR + 4.500%)
1,949,063	6.166	11/03/27	1,514,422
Physician Partners LLC (NR/NR) (1M SOFR + 4.000%)
2,344,125	5.625	12/23/28	2,215,198
The Dun & Bradstreet Corp. (B+/B1) (1M LIBOR + 3.250%)
2,866,719	4.874	02/06/26	2,699,188

			9,258,381

Technology – Software/Services – 0.3%
Camelot U.S. Acquisition 1 Co. (B/B1) (1M LIBOR + 3.000%)
1,635,111	4.666	10/30/26	1,543,823
Travelport Finance (Luxembourg) S.a.r.l. (B-/B3) (3M LIBOR + 7.250%)
2,406,591	7.250	02/28/25	2,374,703

			3,918,526

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)(b) – (continued)
Telecommunication Services – 0.2%
Altice France SA (B/B2) (1M LIBOR + 3.688%)
$1,930,180	6.200%	01/31/26	$ 1,751,639
GoTo Group, Inc. (B/B2) (1M LIBOR + 4.750%)
1,638,511	6.345	08/31/27	1,241,171

			2,992,810

TOTAL BANK LOANS (Cost $95,974,403)			$ 88,836,192

Corporate Obligations – 88.0%
Advertising(c) – 0.5%
Lamar Media Corp. (BB/Ba3)
$3,289,000	3.625%	01/15/31	$ 2,691,718
Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)(d)
1,609,000	4.250	01/15/29	1,283,467
2,829,000	4.625	03/15/30	2,270,555
Terrier Media Buyer, Inc. (CCC+/Caa1)(d)
888,000	8.875	12/15/27	701,662

			6,947,402

Aerospace & Defense(c) – 2.6%
Bombardier, Inc. (CCC+/Caa1)(d)
1,900,000	7.500	12/01/24	1,782,314
Howmet Aerospace, Inc. (BB+/Ba1)
39,000	6.875	05/01/25	40,045
3,040,000	3.000	01/15/29	2,517,637
Moog, Inc. (BB/Ba3)(d)
3,004,000	4.250	12/15/27	2,606,871
Spirit AeroSystems, Inc. (B/B2)(d)
4,849,000	7.500	04/15/25	4,531,342
Spirit AeroSystems, Inc. (BB-/Ba2)(d)
1,014,000	5.500	01/15/25	943,172
Spirit AeroSystems, Inc. (CCC+/Caa1)
2,285,000	4.600	06/15/28	1,703,056
TransDigm UK Holdings PLC (B-/B3)
220,000	6.875	05/15/26	206,186
TransDigm, Inc. (B-/B3)
1,200,000	7.500	03/15/27	1,132,284

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(c) – (continued)
TransDigm, Inc. (B-/B3) – (continued)
	$7,095,000	5.500%	11/15/27	$ 6,041,747
	3,570,000	4.625	01/15/29	2,874,100
	7,173,000	4.875	05/01/29	5,830,932
Triumph Group, Inc. (CCC-/Caa1)(d)
	3,886,000	6.250	09/15/24	3,472,102
Triumph Group, Inc. (CCC-/Caa3)
	5,955,000	7.750	08/15/25	4,582,254

				38,264,042

Airlines – 0.8%
Delta Air Lines, Inc. (B+/Baa3)(c)
	2,640,000	7.375	01/15/26	2,636,357
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (NR/Ba3)(c)(d)
	6,807,223	5.750	01/20/26	6,100,088
United Continental Holdings, Inc. (B/Ba3)
	2,875,000	5.000	02/01/24	2,779,694

				11,516,139

Automotive – 4.7%
American Axle & Manufacturing, Inc. (B+/B2)(c)
	101,000	6.250	03/15/26	92,542
	224,000	6.500	04/01/27	198,327
	1,731,000	6.875	07/01/28	1,547,272
	3,110,000	5.000	10/01/29	2,490,799
Clarios Global LP/Clarios U.S. Finance Co. (CCC+/Caa1)(c)(d)
	7,998,000	8.500	05/15/27	7,736,545
Clarios Global LP/Clarios US Finance Co. (B/B1)(c)
EUR	836,000	4.375	05/15/26	766,864
Dana Financing Luxembourg S.a.r.l. (BB/B1)(c)(d)
	$2,380,000	5.750	04/15/25	2,288,156
EUR	1,175,000	3.000	07/15/29	880,606
Dana, Inc. (BB/B1)(c)
	$4,243,000	5.375	11/15/27	3,690,519
	1,205,000	4.250	09/01/30	940,864
Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)(c)(d)
	5,849,000	8.000	02/01/28	5,052,191
Dornoch Debt Merger Sub, Inc. (CCC/Caa1)(c)(d)
	5,333,000	6.625	10/15/29	3,922,955

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Ford Motor Co. (BB+/Ba2)
$2,567,000	3.250	%(c)	02/12/32	$ 1,918,781
7,341,000	4.750		01/15/43	5,232,812
Ford Motor Credit Co. LLC (BB+/Ba2)(c)
1,350,000	4.687		06/09/25	1,291,599
3,020,000	3.375		11/13/25	2,718,997
1,930,000	4.950		05/28/27	1,791,156
2,803,000	3.815		11/02/27	2,398,639
2,010,000	2.900		02/16/28	1,620,784
2,380,000	4.000		11/13/30	1,929,561
4,307,000	3.625		06/17/31	3,336,461
IHO Verwaltungs GmbH (BB-/Ba2)(c)(d)(e)
(PIK 5.500%, Cash 4.750%)
2,695,000	4.750		09/15/26	2,310,208
(PIK 6.750%, Cash 6.000%)
900,000	6.000		05/15/27	811,044
(PIK 7.125%, Cash 6.375%)
2,985,000	6.375		05/15/29	2,601,845
Tenneco, Inc. (B+/Ba3)(c)(d)
3,755,000	5.125		04/15/29	3,531,953
The Goodyear Tire & Rubber Co. (BB-/NR)(c)
2,371,000	5.000		07/15/29	1,976,228
The Goodyear Tire & Rubber Co. (BB-/B2)(c)
3,830,000	9.500		05/31/25	3,961,675
2,371,000	5.250		07/15/31	1,918,732

				68,958,115

Banks – 2.2%
Banco Mercantil del Norte SA(BB-/Ba2)(b)(d) (5 year CMT + 4.643%)
1,580,000	5.875		12/31/99	1,317,621
Barclays PLC (B+/Ba2)(b) (5 Year CMT + 5.672%)
6,125,000	8.000		12/31/99	6,022,039
Citigroup, Inc. (BB+/Ba1)(b)
(3M USD LIBOR + 3.423%)
5,974,000	6.300		12/29/49	5,563,347
(5 Year CMT + 3.597%)
931,000	4.000		12/31/99	805,315
Credit Suisse Group AG (B+/Ba2u)(b)(d)
(5 Year CMT + 3.554%)
900,000	4.500		12/31/99	607,104
(5 Year CMT + 4.889%)
1,075,000	5.250		12/31/99	832,889
Credit Suisse Group AG (BB-/NR)(b) (5 Year USD Swap + 3.455%)
1,129,000	6.250		12/29/49	1,030,540

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Deutsche Bank AG (BB+/Ba1)(b)(c)
(5 Year USD ICE Swap + 2.553%)
$3,935,000	4.875%	12/01/32	$ 3,386,776
(SOFR + 2.757%)
2,225,000	3.729	01/14/32	1,669,284
Deutsche Bank AG (BB-/Ba3)(b) (5 Year CMT + 4.524%)
1,800,000	6.000	12/31/99	1,548,918
Intesa Sanpaolo SpA (BB+/Ba1)(d)
2,350,000	5.017	06/26/24	2,253,297
3,120,000	5.710	01/15/26	2,972,736
Standard Chartered PLC (BB-/Ba1)(b)(d) (5 Year CMT + 3.805%)
2,610,000	4.750	12/31/99	2,005,759
UniCredit SpA (BB+/Baa3)(b)(c)(d) (5 Year CMT + 4.750%)
3,415,000	5.459	06/30/35	2,766,252

			32,781,877

Beverages(c)(d) – 0.2%
Primo Water Holdings, Inc. (B/B1)
3,300,000	4.375	04/30/29	2,694,087

Building Materials(c)(d) – 1.6%
Builders FirstSource, Inc. (BB-/Ba2)
5,180,000	5.000	03/01/30	4,397,561
CP Atlas Buyer, Inc. (CCC/Caa2)
7,292,000	7.000	12/01/28	5,270,876
JELD-WEN, Inc. (BB-/B2)
2,088,000	4.875	12/15/27	1,654,239
Masonite International Corp. (BB+/Ba1)
3,939,000	5.375	02/01/28	3,553,057
1,241,000	3.500	02/15/30	977,772
SRM Escrow Issuer LLC (B+/Ba3)
6,599,000	6.000	11/01/28	5,642,079
Standard Industries, Inc. (BB/B1)
1,880,000	5.000	02/15/27	1,706,156

			23,201,740

Chemicals – 4.3%
Ashland LLC (BB+/Ba1)(c)(d)
2,340,000	3.375	09/01/31	1,911,640
Axalta Coating Systems LLC (BB-/B1)(c)(d)
2,760,000	3.375	02/15/29	2,254,313
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. (BB-/B1)(c)(d)
2,930,000	4.750	06/15/27	2,614,293

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Diamond BC BV (B/Caa1)(c)(d)
	$2,625,000	4.625%		10/01/29	$ 2,098,714
Herens Holdco S.a.r.l. (B/B2)(c)(d)
	6,437,000	4.750		05/15/28	5,367,879
Ingevity Corp. (NR/Ba3)(c)(d)
	1,826,000	3.875		11/01/28	1,529,092
Minerals Technologies, Inc. (BB-/Ba3)(c)(d)
	3,421,000	5.000		07/01/28	2,978,836
NOVA Chemicals Corp. (BB/Ba3)(c)(d)
	700,000	4.875		06/01/24	671,181
Olympus Water US Holding Corp. (NR/B2)(c)(d)
EUR	750,000	3.875		10/01/28	637,030
Olympus Water US Holding Corp. (B-/B2)(c)(d)
	$4,335,000	4.250		10/01/28	3,399,897
PMHC II, Inc. (CCC+/Caa2)(c)(d)
	3,445,000	9.000		02/15/30	2,444,572
Polar US Borrower LLC/Schenectady International Group, Inc. (CCC+/Caa2)(c)(d)
	6,365,000	6.750		05/15/26	4,480,642
SPCM SA (BB+/Ba1)(c)(d)
	1,555,000	3.125		03/15/27	1,312,093
	2,050,000	3.375		03/15/30	1,604,412
The Chemours Co. (BB/B1)(c)
	263,000	5.375		05/15/27	235,411
	1,415,000	5.750	(d)	11/15/28	1,205,778
	5,700,000	4.625	(d)	11/15/29	4,486,983
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (B/B2)(c)(d)
	1,840,000	5.375		09/01/25	1,569,870
	3,325,000	5.125		04/01/29	2,399,919
Tronox, Inc. (BB-/B1)(c)(d)
	5,297,000	4.625		03/15/29	4,281,141
Unifrax Escrow Issuer Corp. (CCC+/Caa2)(c)(d)
	5,076,000	7.500		09/30/29	3,541,779
Valvoline, Inc. (BB-/Ba3)(c)(d)
	2,095,000	4.250		02/15/30	1,748,319
	1,946,000	3.625		06/15/31	1,562,813
WR Grace Holdings LLC (B/B3)(d)
	6,718,000	5.625		10/01/24	6,578,870
	2,278,000	4.875	(c)	06/15/27	1,981,997
WR Grace Holdings LLC (CCC+/B3)(c)(d)
	950,000	5.625		08/15/29	700,891

					63,598,365

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(d) – 4.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (CCC+/Caa1)(c)
	$4,498,000	9.750%	07/15/27	$ 3,806,612
	955,000	6.000	06/01/29	695,488
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l. (B/B2)(c)
	4,100,000	4.625	06/01/28	3,376,725
APi Escrow Corp. (B/B1)(c)
	284,000	4.750	10/15/29	228,245
APi Group DE, Inc. (B/B1)(c)
	4,963,000	4.125	07/15/29	4,008,218
APX Group, Inc. (CCC/Caa1)(c)
	7,395,000	5.750	07/15/29	5,741,404
APX Group, Inc. (NR/B1)(c)
	1,200,000	6.750	02/15/27	1,126,992
BCP V Modular Services Finance II PLC (B/B2)(c)
EUR	1,780,000	4.750	11/30/28	1,481,275
CoreLogic, Inc. (B-/B2)(c)
	$2,631,000	4.500	05/01/28	2,050,707
Garda World Security Corp. (CCC+/Caa2)(c)
	2,625,000	6.000	06/01/29	2,015,186
Gartner, Inc. (BB+/Ba1)(c)
	2,202,000	3.625	06/15/29	1,898,829
HealthEquity, Inc. (B/B3)(c)
	3,277,000	4.500	10/01/29	2,868,489
Herc Holdings, Inc. (BB-/B1)(c)
	3,019,000	5.500	07/15/27	2,763,110
MPH Acquisition Holdings LLC (B-/B3)(c)
	8,662,000	5.750	11/01/28	7,191,279
NESCO Holdings II, Inc. (B/B3)(c)
	3,800,000	5.500	04/15/29	3,195,192
Nielsen Finance LLC/Nielsen Finance Co. (BB/B2)(c)
	1,025,000	4.500	07/15/29	928,066
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. (B/B1)(c)
	3,400,000	4.000	06/15/29	2,415,326

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(d) – (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc. (B-/B3)(c)
	$2,002,000	6.250%		01/15/28	$ 1,680,819
Prime Security Services Borrower LLC/Prime Finance, Inc. (BB-/Ba3)
	1,853,000	5.250		04/15/24	1,814,717
	4,553,000	3.375	(c)	08/31/27	3,783,998
PROG Holdings, Inc. (BB-/B1)(c)
	3,295,000	6.000		11/15/29	2,492,766
Team Health Holdings, Inc. (CCC/Caa3)(c)
	3,485,000	6.375		02/01/25	2,455,461
The ADT Security Corp. (BB-/Ba3)(c)
	2,026,000	4.125		08/01/29	1,663,549
TriNet Group, Inc. (BB/Ba2)(c)
	3,191,000	3.500		03/01/29	2,628,618
Verisure Holding AB (B/B1)(c)
EUR	650,000	3.250		02/15/27	562,249
Verisure Midholding AB (CCC+/Caa1)(c)
	725,000	5.250		02/15/29	579,100
Verscend Escrow Corp. (CCC+/Caa2)(c)
	$2,092,000	9.750		08/15/26	2,034,073

					65,486,493

Computers(c) – 1.0%
Crowdstrike Holdings, Inc. (BB/Ba3)
	4,771,000	3.000		02/15/29	4,147,764
KBR, Inc. (BB-/Ba3)(d)
	2,613,000	4.750		09/30/28	2,302,497
Presidio Holdings, Inc. (CCC+/Caa1)(d)
	1,442,000	8.250		02/01/28	1,269,205
Science Applications International Corp. (BB-/B1)(d)
	2,354,000	4.875		04/01/28	2,195,270
Seagate HDD Cayman (BB+/Ba1)
	3,348,000	3.375		07/15/31	2,606,485
Virtusa Corp. (CCC+/Caa2)(d)
	2,960,000	7.125		12/15/28	2,377,650

					14,898,871

Distribution & Wholesale(c)(d) – 1.1%
American Builders & Contractors Supply Co., Inc.(B+/B1)
	9,064,000	3.875		11/15/29	7,211,137
BCPE Empire Holdings, Inc. (CCC/Caa2)
	6,762,000	7.625		05/01/27	5,505,688
H&E Equipment Services, Inc. (BB-/B2)
	2,165,000	3.875		12/15/28	1,749,688
Resideo Funding, Inc. (BB+/Ba3)
	2,285,000	4.000		09/01/29	1,784,380

					16,250,893

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – 4.3%
AerCap Holdings NV (BB+/Ba2)(b)(c) (5 Year CMT + 4.535%)
	$3,115,000	5.875%		10/10/79	$ 2,669,399
Ally Financial, Inc. (BB-/Ba2)(b) (5 year CMT + 3.868%)
	3,325,000	4.700		12/31/99	2,660,532
Capital One Financial Corp. (BB/Baa3)(b) (5 year CMT + 3.157%)
	2,085,000	3.950		12/31/99	1,674,735
Castlelake Aviation Finance DAC (B+/B2)(c)(d)
	1,755,000	5.000		04/15/27	1,469,128
Coinbase Global, Inc. (BB+/Ba2)(c)(d)
	4,545,000	3.375		10/01/28	2,839,352
Global Aircraft Leasing Co. Ltd. (NR/B1)(c)(d)(e) (PIK 7.250%, Cash 6.500%)
	5,215,498	6.500		09/15/24	3,949,957
Jane Street Group/JSG Finance, Inc. (BB-/Ba2)(c)(d)
	2,731,000	4.500		11/15/29	2,422,097
Jefferies Finance LLC/JFIN Co-Issuer Corp. (BB-/B1)(c)(d)
	3,928,000	5.000		08/15/28	3,277,602
LD Holdings Group LLC (B/B3)(c)(d)
	4,373,000	6.500		11/01/25	2,980,025
Lincoln Financing S.a.r.l. (BB+/B1)(c)(d)
EUR	3,125,000	3.625		04/01/24	3,156,131
Midcap Financial Issuer Trust (B+/B1)(c)(d)
	$1,863,000	6.500		05/01/28	1,601,752
Navient Corp. (B+/Ba3)
	2,000,000	6.750		06/15/26	1,769,680
	5,413,000	5.000	(c)	03/15/27	4,464,913
	3,153,000	4.875	(c)	03/15/28	2,463,155
	4,060,000	5.500	(c)	03/15/29	3,164,161
NFP Corp. (CCC+/Caa2)(c)(d)
	2,960,000	6.875		08/15/28	2,461,506
OneMain Finance Corp. (BB/Ba2)
	2,897,000	5.625		03/15/23	2,869,594
	2,523,000	7.125		03/15/26	2,351,941
	1,458,000	3.500	(c)	01/15/27	1,165,248
	2,254,000	4.000	(c)	09/15/30	1,669,718
PennyMac Financial Services, Inc. (BB-/Ba3)(c)(d)
	2,106,000	4.250		02/15/29	1,558,440
United Wholesale Mortgage LLC (NR/Ba3)(c)(d)
	5,850,000	5.500		04/15/29	4,478,994
United Wholesale Mortgage LLC (NR/Ba3)(c)(d)
	1,955,000	5.500		11/15/25	1,678,387
VistaJet Malta Finance PLC/XO Management Holding, Inc. (B-/Caa1)(c)(d)
	2,565,000	7.875		05/01/27	2,263,125
	3,035,000	6.375		02/01/30	2,429,305

					63,488,877

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – 0.6%
Edison International (BB+/Ba2)(b)(5 Year CMT + 4.698%)
$4,285,000	5.375%		12/31/99	$ 3,482,762
Pike Corp. (CCC+/B3)(c)(d)
6,143,000	5.500		09/01/28	4,915,383

				8,398,145

Electrical Components & Equipment(c)(d) – 0.2%
Energizer Holdings, Inc. (B/B2)
1,085,000	6.500		12/31/27	950,395
Wesco Distribution, Inc. (BB/B1)
2,015,000	7.125		06/15/25	2,010,325

				2,960,720

Electronics(d) – 0.8%
Atkore, Inc. (BB/Ba2)(c)
2,593,000	4.250		06/01/31	2,166,685
II-VI, Inc. (B+/B2)(c)
4,470,000	5.000		12/15/29	3,917,910
Sensata Technologies B.V. (BB+/Ba3)
1,014,000	5.000		10/01/25	975,022
1,135,000	4.000	(c)	04/15/29	965,272
Sensata Technologies, Inc. (BB+/Ba3)(c)
3,389,000	4.375		02/15/30	2,897,392
1,519,000	3.750		02/15/31	1,219,164

				12,141,445

Engineering & Construction(c) – 0.6%
AECOM (BB-/Ba3)
2,692,000	5.125		03/15/27	2,544,425
Global Infrastructure Solutions, Inc. (BB-/B1)(d)
4,213,000	5.625		06/01/29	3,313,861
2,915,000	7.500		04/15/32	2,260,991

				8,119,277

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(c) – 2.4%
Allen Media LLC/Allen Media Co-Issuer, Inc. (B-/Caa1)(d)
	$7,844,000	10.500%		02/15/28	$ 4,053,622
Banijay Group SAS (CCC+/Caa1)(d)
EUR	1,275,000	6.500		03/01/26	1,120,537
Boyne USA, Inc. (B/B1)(d)
	$1,055,000	4.750		05/15/29	907,406
Caesars Entertainment, Inc. (CCC+/Caa1)(d)
	3,413,000	8.125		07/01/27	3,291,020
Cinemark USA, Inc. (B/Caa1)(d)
	1,925,000	5.250		07/15/28	1,545,332
Everi Holdings, Inc. (B/B3)(d)
	3,190,000	5.000		07/15/29	2,703,429
International Game Technology PLC (BB+/Ba2)(d)
	945,000	5.250		01/15/29	855,830
Lions Gate Capital Holdings LLC (CCC+/B3)(d)
	3,735,000	5.500		04/15/29	2,914,047
Motion Bondco DAC (CCC/Caa2)(d)
	2,235,000	6.625		11/15/27	1,817,770
Penn National Gaming, Inc. (B/B3)(d)
	2,900,000	5.625		01/15/27	2,557,510
Pinewood Finance Co. Ltd. (BB/NR)
GBP	2,125,000	3.250	(d)	09/30/25	2,259,641
	1,525,000	3.250		09/30/25	1,621,625
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (CCC+/B3)(d)
	$2,595,000	5.625		09/01/29	1,851,844
SeaWorld Parks & Entertainment, Inc. (B-/Caa1)(d)
	4,150,000	5.250		08/15/29	3,516,461
Six Flags Theme Parks, Inc. (BB/Ba2)(d)
	1,669,000	7.000		07/01/25	1,693,935
WMG Acquisition Corp. (BB+/Ba3)(d)
	1,200,000	3.875		07/15/30	1,003,788
	2,922,000	3.000		02/15/31	2,267,501

					35,981,298

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Environmental(c)(d) – 0.3%
GFL Environmental, Inc. (B-/B3)
$2,216,000	4.000%	08/01/28	$ 1,841,274
GFL Environmental, Inc. (BB-/Ba3)
3,460,000	3.500	09/01/28	2,999,993

			4,841,267

Food & Drug Retailing – 2.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC (BB/Ba3)(c)(d)
7,000	4.625	01/15/27	6,262
3,744,000	3.500	03/15/29	3,028,409
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (BB/Ba3)(c)(d)
3,926,000	5.875	02/15/28	3,671,203
B&G Foods, Inc. (B-/B3)(c)
3,331,000	5.250	04/01/25	3,071,748
Chobani LLC/Chobani Finance Corp., Inc. (CCC/Caa2)(c)(d)
4,694,000	7.500	04/15/25	4,329,135
New Albertsons LP (B+/WR)
3,100,000	7.450	08/01/29	3,065,807
Performance Food Group, Inc. (B+/B2)(c)(d)
6,255,000	4.250	08/01/29	5,225,239
Post Holdings, Inc. (B+/B2)(c)(d)
2,456,000	5.750	03/01/27	2,379,520
3,000	5.625	01/15/28	2,847
588,000	5.500	12/15/29	526,807
3,980,000	4.625	04/15/30	3,357,727
Sigma Holdco B.V. (CCC/Caa2)(c)(d)
8,342,000	7.875	05/15/26	4,675,190
US Foods, Inc. (B+/B3)(c)(d)
2,135,000	4.750	02/15/29	1,865,542
2,245,000	4.625	06/01/30	1,913,975
US Foods, Inc. (BB/B1)(c)(d)
2,181,000	6.250	04/15/25	2,174,697

			39,294,108

Food Service(c)(d) – 0.2%
Aramark Services, Inc. (B+/B1)
2,800,000	6.375	05/01/25	2,742,320

Forest Products & Paper(c) – 0.2%
Mercer International, Inc. (B+/Ba3)
2,248,000	5.500	01/15/26	2,168,129
1,148,000	5.125	02/01/29	986,637

			3,154,766

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gaming – 0.8%
Boyd Gaming Corp. (BB-/B3)(c)(d)
	$3,205,000	4.750%		06/15/31	$ 2,712,231
MGM China Holdings Ltd. (B+/B1)(c)(d)
	2,126,000	5.250		06/18/25	1,636,090
MGM Resorts International (B+/B1)
	3,546,000	6.000		03/15/23	3,540,575
	1,781,000	5.500	(c)	04/15/27	1,607,353
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (B+/B2)(c)(d)
	2,292,000	5.500		03/01/25	2,097,913

					11,594,162

Gas(c) – 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/B1)
	7,393,000	5.750		05/20/27	6,806,365

Healthcare Providers & Services(c) – 2.8%
Catalent Pharma Solutions, Inc. (BB-/B1)(d)
	3,700,000	3.500		04/01/30	3,036,442
Centene Corp. (BBB-/Ba1)
	2,379,000	2.450		07/15/28	1,984,443
	12,000	4.625		12/15/29	11,190
	4,825,000	3.375		02/15/30	4,091,986
	$4,574,000	2.500		03/01/31	3,651,607
	911,000	2.625		08/01/31	731,077
CHS/Community Health Systems, Inc. (B/B2)(d)
	2,003,000	8.000		03/15/26	1,823,892
	4,019,000	5.625		03/15/27	3,401,320
	1,325,000	5.250		05/15/30	1,011,359
Global Medical Response, Inc. (B/B2)(d)
	3,404,000	6.500		10/01/25	3,031,160
Laboratoire Eimer Selas (CCC+/Caa1)(d)
EUR	600,000	5.000		02/01/29	438,642
Medline Borrower LP (B+/B1)(d)
	$3,153,000	3.875		04/01/29	2,687,869
Mozart Debt Merger Sub, Inc. (B-/Caa1)(d)
	3,875,000	5.250		10/01/29	3,220,784
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. (CCC+/Caa1)(d)
	2,871,000	9.750		12/01/26	2,790,411
Tenet Healthcare Corp. (B-/B1)(d)
	585,000	6.250		02/01/27	540,675
Tenet Healthcare Corp. (BB-/B1)
	994,000	4.625		07/15/24	955,045
	4,097,000	4.625	(d)	06/15/28	3,575,903
	3,270,000	4.250	(d)	06/01/29	2,763,281
	1,592,000	6.125	(d)	06/15/30	1,492,341

					41,239,427

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Home Builders(c) – 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (B+/B2)(d)
$1,645,000	5.000%		06/15/29	$ 1,253,951
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (B+/B2)(d)
1,031,000	4.875		02/15/30	750,372
LGI Homes, Inc. (BB-/Ba2)(d)
2,141,000	4.000		07/15/29	1,597,464
Thor Industries, Inc. (BB-/B1)(d)
5,540,000	4.000		10/15/29	4,386,849
Tri Pointe Homes, Inc. (BB-/Ba2)
1,863,000	5.250		06/01/27	1,632,081
1,436,000	5.700		06/15/28	1,244,682

				10,865,399

Household Products(c) – 0.5%
Central Garden & Pet Co. (BB/B1)
2,307,000	4.125		10/15/30	1,912,641
1,000,000	4.125	(d)	04/30/31	804,660
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (CCC/Caa2)(d)
2,397,000	7.000		12/31/27	1,785,166
Spectrum Brands, Inc. (B/B2)
149,000	5.750		07/15/25	147,449
3,719,000	3.875	(d)	03/15/31	3,000,787

				7,650,703

Housewares(c) – 0.3%
Newell Brands, Inc. (BBB-/Ba1)
1,017,000	4.875		06/01/25	1,003,138
1,745,000	5.750		04/01/46	1,411,845
The Scotts Miracle-Gro Co. (B+/Ba3)
2,431,000	4.000		04/01/31	1,836,086

				4,251,069

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance(c)(d) – 1.5%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
	$7,023,000	4.250%		02/15/29	$ 5,688,630
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
	1,390,000	7.000		11/15/25	1,253,085
	1,140,000	6.000		08/01/29	893,851
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (CCC+/Caa2)
	8,438,000	6.750		10/15/27	7,481,299
HUB International Ltd. (CCC+/Caa2)
	4,331,000	7.000		05/01/26	4,089,417
USI, Inc. (CCC+/Caa2)
	2,448,000	6.875		05/01/25	2,364,205

					21,770,487

Internet(c) – 2.2%
Adevinta ASA (BB-/Ba3)
EUR	375,000	3.000	(d)	11/15/27	328,461
	475,000	3.000		11/15/27	416,051
ANGI Group LLC (B+/Ba3)(d)
	$3,624,000	3.875		08/15/28	2,758,118
Cars.com, Inc. (B+/B3)(d)
	3,260,000	6.375		11/01/28	2,745,116
Endurance International Group Holdings, Inc. (CCC+/Caa2)(d)
	4,281,000	6.000		02/15/29	3,100,429
Getty Images, Inc. (CCC+/Caa2)(d)
	3,068,000	9.750		03/01/27	2,929,602
GrubHub Holdings, Inc. (B-/B3)(d)
	4,061,000	5.500		07/01/27	2,816,913
ION Trading Technologies Sarl (B-/B3)(d)
	2,087,000	5.750		05/15/28	1,660,292
Match Group Holdings II LLC (BB/Ba3)(d)
	2,033,000	4.625		06/01/28	1,843,016
	2,269,000	3.625		10/01/31	1,788,176
Twitter, Inc. (BB+/Ba2)(d)
	1,116,000	3.875		12/15/27	1,052,979
	2,370,000	5.000		03/01/30	2,248,656
Uber Technologies, Inc. (B-/B2)(d)
	4,568,000	7.500		05/15/25	4,554,342
	219,000	8.000		11/01/26	217,947
	712,000	6.250		01/15/28	658,265
	2,990,000	4.500		08/15/29	2,459,634
United Group B.V. (B/B2)(d)
EUR	1,550,000	4.625		08/15/28	1,238,762

					32,816,759

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel(c)(d) – 0.3%
Mineral Resources Ltd. (NR/Ba3)
	$4,610,000	8.000%		11/01/27	$ 4,503,371

Leisure Time(c) – 1.9%
Carnival Corp. (B/B2)(d)
	1,034,000	7.625		03/01/26	807,182
	5,106,000	5.750		03/01/27	3,688,523
Carnival Corp. (BB-/B1)
EUR	1,000,000	10.125		02/01/26	1,036,831
	$1,327,000	9.875	(d)	08/01/27	1,293,613
Lindblad Expeditions LLC (B-/B3)(d)
	905,000	6.750		02/15/27	776,372
MajorDrive Holdings IV LLC (CCC+/Caa2)(d)
	6,893,000	6.375		06/01/29	4,720,464
NCL Corp. Ltd. (B-/Caa1)(d)
	2,269,000	3.625		12/15/24	1,906,958
NCL Corp., Ltd. (B-/Caa1)(d)
	5,222,000	5.875		03/15/26	4,097,025
	310,000	7.750		02/15/29	235,832
Royal Caribbean Cruises Ltd. (B/B2)(d)
	4,540,000	4.250		07/01/26	3,224,353
Royal Caribbean Cruises Ltd. (B/B2)(d)
	3,280,000	5.500		08/31/26	2,410,702
	2,855,000	5.375		07/15/27	2,073,701
Royal Caribbean Cruises Ltd. (BB-/Ba2)(d)
	1,222,000	10.875		06/01/23	1,225,666
TUI Cruises GmbH (NR/Caa2)(d)
EUR	575,000	6.500		05/15/26	424,813

					27,922,035

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(c) – 1.7%
Hilton Domestic Operating Co., Inc. (BB/Ba2)
$1,922,000	4.875%		01/15/30	$ 1,736,143
1,460,000	4.000	(d)	05/01/31	1,212,530
2,295,000	3.625	(d)	02/15/32	1,826,430
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (B/B2)(d)
3,415,000	5.000		06/01/29	2,767,277
2,913,000	4.875		07/01/31	2,219,764
Las Vegas Sands Corp. (BB+/Baa3)
5,030,000	3.200		08/08/24	4,755,463
Marriott Ownership Resorts, Inc. (B+/B1)(d)
2,585,000	4.500		06/15/29	2,155,476
Travel & Leisure Co. (BB-/Ba3)(d)
2,610,000	4.500		12/01/29	2,067,198
Travel + Leisure Co. (BB-/Ba3)(d)
3,430,000	6.625		07/31/26	3,276,027
3,287,000	4.625		03/01/30	2,547,688

				24,563,996

Machinery – Construction & Mining(c)(d) – 0.7%
BWX Technologies, Inc. (BB/Ba3)
4,375,000	4.125		04/15/29	3,876,469
The Manitowoc Co., Inc. (B/B3)
4,355,000	9.000		04/01/26	4,056,073
Vertiv Group Corp. (BB-/B1)
3,161,000	4.125		11/15/28	2,573,781

				10,506,323

Machinery–Diversified(c)(d) – 0.8%
Husky III Holding Ltd. (CCC/Caa2)(e)(PIK 13.750%, Cash 13.000%)
2,548,000	13.000		02/15/25	2,498,722
Mueller Water Products, Inc. (BB/Ba1)
3,183,000	4.000		06/15/29	2,778,091
Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC/Caa2)
2,414,000	7.750		04/15/26	2,229,015
TK Elevator Holdco GmbH (CCC+/Caa1)
4,672,000	7.625		07/15/28	4,192,886

				11,698,714

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – 5.6%
Altice Financing SA (B/B2)(c)(d)
	$5,695,000	5.000%		01/15/28	$ 4,594,726
EUR	2,425,000	4.250		08/15/29	1,918,640
Altice Finco SA (CCC+/Caa1)(c)
	1,800,000	4.750		01/15/28	1,368,857
Audacy Capital Corp. (CCC+/B3)(c)(d)
	$3,855,000	6.500		05/01/27	2,342,414
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)(c)(d)
	1,975,000	5.500		05/01/26	1,929,002
	2,731,000	4.750		03/01/30	2,335,879
	6,131,000	4.500		08/15/30	5,123,677
	15,352,000	4.250		02/01/31	12,606,909
CSC Holdings LLC (B+/B3)
	10,000	5.250		06/01/24	9,359
	4,131,000	4.625	(c)(d)	12/01/30	2,766,985
Diamond Sports Group LLC/Diamond Sports Finance Co. (CCC+/Caa2)(c)(d)
	4,800,000	5.375		08/15/26	1,224,720
Diamond Sports Group LLC/Diamond Sports Finance Co. (CCC-/Ca)(c)(d)
	3,812,000	6.625		08/15/27	455,648
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. (BB/Ba3)(c)(d)
	3,040,000	5.875		08/15/27	2,593,546
DISH DBS Corp. (B/B3)
	9,000	7.750		07/01/26	6,985
Gray Escrow II, Inc. (B/B3)(c)(d)
	5,325,000	5.375		11/15/31	4,265,591
iHeartCommunications, Inc. (B-/Caa1)(c)
	5,525,000	8.375		05/01/27	4,415,027
iHeartCommunications, Inc. (BB-/B1)(c)(d)
	1,024,000	4.750		01/15/28	843,756
McGraw-Hill Education, Inc (CCC/Caa2)(c)(d)
	5,700,000	8.000		08/01/29	4,618,539

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Sinclair Television Group, Inc. (B+/Ba2)(c)(d)
	$3,102,000	4.125%		12/01/30	$ 2,461,468
Sinclair Television Group, Inc. (CCC+/B2)(c)(d)
	1,282,000	5.125		02/15/27	1,083,149
Sirius XM Radio, Inc. (BB/Ba3)(c)(d)
	1,520,000	3.125		09/01/26	1,358,956
	3,359,000	5.000		08/01/27	3,116,044
	850,000	4.000		07/15/28	735,480
TEGNA, Inc. (BB/Ba3)(c)
	742,000	4.750	(d)	03/15/26	718,827
	3,365,000	4.625		03/15/28	3,147,184
UPC Holding B.V. (B/B3)(c)(d)
	3,025,000	5.500		01/15/28	2,532,953
Urban One, Inc. (B-/B3)(c)(d)
	3,109,000	7.375		02/01/28	2,663,667
Virgin Media Secured Finance PLC (BB-/Ba3)(c)(d)
	2,150,000	5.500		05/15/29	1,926,292
Virgin Media Vendor Financing Notes IV DAC (B/B2)(c)(d)
	1,850,000	5.000		07/15/28	1,544,362
VZ Secured Financing B.V. (B+/B1)(c)(d)
	2,320,000	5.000		01/15/32	1,925,623
Ziggo B.V. (B+/B1)(c)(d)
	2,122,000	4.875		01/15/30	1,798,798
Ziggo Bond Co. B.V. (B-/B3)(c)
EUR	2,175,000	3.375	(d)	02/28/30	1,599,333
	1,725,000	3.375		02/28/30	1,268,437
	$1,725,000	5.125	(d)	02/28/30	1,353,056

					82,653,889

Metal Fabricate/Hardware(c)(d) – 0.2%
Roller Bearing Co of America, Inc. (B+/B2)
	3,142,000	4.375		10/15/29	2,688,044

Mining(c)(d) – 0.8%
Constellium SE (B+/B2)
	937,000	5.875		02/15/26	875,411
	2,200,000	3.750		04/15/29	1,752,344
FMG Resources August Pty. Ltd. (BB+/Ba1)
	2,785,000	5.875		04/15/30	2,531,593
Novelis Corp. (BB/B1)
	7,113,000	4.750		01/30/30	5,915,028

					11,074,376

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing(c) – 0.4%
Amsted Industries, Inc. (BB/Ba3)(d)
$2,445,000	5.625%		07/01/27	$ 2,324,511
Hillenbrand, Inc. (BB+/Ba1)
649,000	5.750		06/15/25	661,811
4,364,000	3.750		03/01/31	3,552,296

				6,538,618

Office(c)(d) – 0.2%
Xerox Holdings Corp. (BB/Ba2)
2,500,000	5.000		08/15/25	2,325,050

Oil Field Services – 6.1%
Berry Petroleum Co. LLC (B/B3)(c)(d)
2,916,000	7.000		02/15/26	2,639,767
California Resources Corp. (BB-/B2)(c)(d)
2,565,000	7.125		02/01/26	2,488,153
Callon Petroleum Co. (B+/B3)(d)
930,000	7.500		06/15/30	859,422
CNX Resources Corp. (BB/B1)(c)(d)
4,075,000	7.250		03/14/27	3,999,083
CrownRock LP/CrownRock Finance, Inc. (BB-/B1)(c)(d)
3,248,000	5.625		10/15/25	3,076,181
1,035,000	5.000		05/01/29	928,975
Laredo Petroleum, Inc. (B/B3)(c)
4,230,000	9.500		01/15/25	4,208,850
MEG Energy Corp. (BB-/B2)(c)(d)
3,838,000	7.125		02/01/27	3,871,851
Nabors Industries Ltd. (CCC/Caa1)(c)(d)
336,000	7.250		01/15/26	298,227
Nabors Industries, Inc. (B/B3)(c)(d)
2,848,000	9.000		02/01/25	2,847,658
5,465,000	7.375		05/15/27	5,148,030
Noble Finance Co. (NR/NR)(c)(e)
(PIK 15.000%, Cash 11.000%)
63,401	11.000	(d)	02/15/28	69,713
(PIK 15.000%, Cash 13.000%)
1,004,220	11.000		02/15/28	1,104,190
Oasis Petroleum, Inc. (B+/B3)(c)(d)
2,150,000	6.375		06/01/26	1,989,374

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Occidental Petroleum Corp. (BB+/Ba1)
	$1,499,000	8.000	%(c)	07/15/25	$ 1,580,096
	1,071,000	5.875	(c)	09/01/25	1,065,795
	775,000	5.500	(c)	12/01/25	764,910
	4,488,000	6.450		09/15/36	4,674,701
	11,921,000	4.400	(c)	04/15/46	9,656,129
Range Resources Corp. (BB/Ba3)(c)
	2,130,000	4.875		05/15/25	2,079,689
	565,000	4.750	(d)	02/15/30	507,720
Range Resources Corp. (NR/Ba3)(c)
	4,397,000	5.000		03/15/23	4,364,242
SM Energy Co. (BB-/B2)(c)
	875,000	6.500		07/15/28	811,291
Southwestern Energy Co. (BB+/NR)(c)
	5,358,000	5.375		02/01/29	4,978,332
Southwestern Energy Co. (BB+/Ba2)(c)
	2,643,000	7.750		10/01/27	2,706,511
	1,160,000	5.375		03/15/30	1,067,304
	525,000	4.750		02/01/32	449,085
Sunoco LP/Sunoco Finance Corp. (BB/Ba3)(c)(d)
	4,425,000	4.500		04/30/30	3,597,525
Transocean Poseidon Ltd. (B-/Caa1)(d)
	2,910,938	6.875		02/01/27	2,595,974
Transocean, Inc. (CCC+/Ca)(c)(d)
	3,457,000	7.500		01/15/26	2,446,934
Transocean, Inc. (CCC+/Caa3)(c)(d)
	7,329,000	11.500		01/30/27	6,853,201
USA Compression Partners LP/USA Compression Finance Corp. (B+/B3)(c)
	7,569,000	6.875		04/01/26	6,885,595

					90,614,508

Packaging – 2.5%
ARD Finance SA (B-/Caa3)(c)(e)
(PIK 5.750%, Cash 5.000%)
EUR	2,294,375	5.000		06/30/27	1,731,161
(PIK 7.250%, Cash 6.500%)
	$2,435,107	6.500	(d)	06/30/27	1,808,992
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (B+/B3)(c)
EUR	1,545,000	3.000		09/01/29	1,205,569
	$4,443,000	4.000	(d)	09/01/29	3,562,842

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (BB/Ba2)(c)(d)
	$704,000	6.000%		06/15/27	$ 696,488
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B-/Caa1)(c)(d)
	10,546,000	5.250		08/15/27	7,391,271
Kleopatra Finco S.a.r.l. (B/B2)(c)
EUR	1,986,000	4.250		03/01/26	1,701,072
Kleopatra Holdings 2 SCA (CCC+/Caa2)(c)
	2,825,000	6.500	(d)	09/01/26	1,921,930
	1,900,000	6.500		09/01/26	1,292,625
LABL, Inc. (CCC+/Caa2)(c)(d)
	$4,030,000	10.500		07/15/27	3,390,963
Mauser Packaging Solutions Holding Co. (B-/B2)(c)(d)
	2,667,000	5.500		04/15/24	2,547,465
Owens-Brockway Glass Container, Inc. (B/B3)(c)(d)
	2,818,000	6.625		05/13/27	2,629,786
Pactiv LLC (B-/Caa1)
	1,965,000	8.375		04/15/27	1,715,759
Sealed Air Corp. (BB+/Ba2)(c)(d)
	130,000	5.000		04/15/29	123,035
Trident TPI Holdings, Inc. (CCC+/Caa2)(c)(d)
	3,196,000	6.625		11/01/25	2,857,991
TriMas Corp. (BB-/Ba3)(c)(d)
	2,865,000	4.125		04/15/29	2,443,157

					37,020,106

Pharmaceuticals(c) – 3.0%
AdaptHealth LLC (B/B1)(d)
	961,000	6.125		08/01/28	852,907
	1,565,000	5.125		03/01/30	1,315,774
Bausch Health Americas, Inc. (B-/B3)(d)
	10,736,000	9.250		04/01/26	7,679,246
Bausch Health Cos., Inc. (B-/B3)(d)
	2,531,000	5.000		01/30/28	1,348,567
	5,343,000	6.250		02/15/29	2,852,254
	2,531,000	5.250		01/30/30	1,317,740
	2,873,000	5.250		02/15/31	1,475,257
Bausch Health Cos., Inc. (BB-/Ba3)(d)
	454,000	5.500		11/01/25	399,316
	1,465,000	6.125		02/01/27	1,248,561

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(c) – (continued)
Cheplapharm Arzneimittel GmbH (B/B2)(d)
$4,494,000	5.500%		01/15/28	$ 3,807,047
Herbalife Nutrition Ltd./HLF Financing, Inc. (BB-/B1)(d)
3,608,000	7.875		09/01/25	3,254,741
HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)(d)
3,648,000	4.875		06/01/29	2,516,937
Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB/Ba2)(d)
3,100,000	4.125		04/30/28	2,743,345
Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB-/B1)(d)
5,380,000	5.125		04/30/31	4,643,209
Par Pharmaceutical, Inc. (CC/Caa2)(d)
6,483,000	7.500		04/01/27	4,927,145
Perrigo Finance Unlimited Co. (BB-/Ba2)
3,235,000	4.400		06/15/30	2,893,416
Prestige Brands, Inc. (BB-/B2)(d)
2,014,000	3.750		04/01/31	1,669,404

				44,944,866

Pipelines – 4.6%
Buckeye Partners LP (BB/B1)(c)
600,000	4.350		10/15/24	565,278
3,545,000	3.950		12/01/26	3,130,129
839,000	4.125		12/01/27	713,217
1,534,000	4.500	(d)	03/01/28	1,297,979
Cheniere Energy Partners LP (BB+/Ba2)(c)
2,755,000	4.500		10/01/29	2,461,400
4,394,000	4.000		03/01/31	3,746,061
Cheniere Energy, Inc. (BB+/Ba3)(c)
2,464,000	4.625		10/15/28	2,229,205
CNX Midstream Partners LP (BB/B1)(c)(d)
890,000	4.750		04/15/30	746,318
DCP Midstream Operating LP (BB+/Ba1)(c)
497,000	5.625		07/15/27	481,971
3,080,000	5.125		05/15/29	2,772,862
DT Midstream, Inc. (BB+/Ba2)(c)(d)
3,150,000	4.375		06/15/31	2,633,211
EnLink Midstream LLC (BB+/Ba1)(c)
2,429,000	5.375		06/01/29	2,128,168

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
EnLink Midstream Partners LP (BB+/Ba1)(c)
$2,268,000	4.400%	04/01/24	$ 2,215,768
EQM Midstream Partners LP (BB-/Ba3)(d)
3,140,000	7.500	06/01/27	3,025,013
Genesis Energy LP/Genesis Energy Finance Corp. (B/B2)(c)
1,621,000	5.625	06/15/24	1,519,639
5,624,000	8.000	01/15/27	4,977,071
Global Partners LP/GLP Finance Corp. (B+/B2)(c)
912,000	7.000	08/01/27	806,372
1,383,000	6.875	01/15/29	1,172,272
Hess Midstream Operations LP (BB+/Ba2)(c)(d)
850,000	5.500	10/15/30	764,516
Howard Midstream Energy Partners LLC (B/B3)(c)(d)
5,010,000	6.750	01/15/27	4,349,432
Kinetik Holdings LP (BB+/Ba1)(d)
4,315,000	5.875	06/15/30	4,114,309
New Fortress Energy, Inc. (BB-/B1)(c)(d)
2,190,000	6.750	09/15/25	2,069,857
NGL Energy Operating LLC/NGL Energy Finance Corp. (BB-/B1)(c)(d)
4,731,000	7.500	02/01/26	4,257,663
NuStar Logistics LP (BB-/Ba3)(c)
2,721,000	5.750	10/01/25	2,544,516
3,336,000	5.625	04/28/27	2,974,278
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (B-/Caa2)(c)
4,601,000	5.750	04/15/25	3,640,771
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (BB-/B3)(c)(d)
2,010,000	8.500	10/15/26	1,809,442
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)(c)(d)
3,675,000	6.000	09/01/31	3,041,136
Western Midstream Operating LP (BBB-/Ba1)(c)
2,175,000	4.550	02/01/30	1,882,767

			68,070,621

Real Estate – 0.5%
Kennedy-Wilson, Inc. (BB/B1)(c)
5,850,000	4.750	02/01/30	4,664,381
1,514,000	5.000	03/01/31	1,194,046
Realogy Group LLC/Realogy Co-Issuer Corp. (B+/B2)(c)(d)
1,319,000	4.875	06/01/23	1,271,199
Redfin Corp. (NR/NR)
2,115,000	0.500	04/01/27	986,648

			8,116,274

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(c) – 1.0%
CTR Partnership LP/CareTrust Capital Corp. (BB+/Ba2)(d)
	$1,045,000	3.875%		06/30/28	$ 887,445
MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)
GBP	2,225,000	3.692		06/05/28	2,351,812
	$1,644,000	4.625		08/01/29	1,451,422
	4,565,000	3.500		03/15/31	3,567,228
SBA Communications Corp. (BB-/B1)
	3,142,000	3.125		02/01/29	2,570,533
Service Properties Trust (B+/B1)
	3,253,000	4.500		03/15/25	2,574,912
Service Properties Trust (BB/Ba3)
	1,493,000	7.500		09/15/25	1,379,487

					14,782,839

Retailing – 6.2%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)(c)(d)
	3,091,000	4.000		10/15/30	2,481,084
Arko Corp. (B-/B3)(c)(d)
	7,875,000	5.125		11/15/29	5,987,835
Asbury Automotive Group, Inc. (BB/B1)(c)
	288,000	4.500		03/01/28	249,794
	1,832,000	4.625	(d)	11/15/29	1,513,305
	185,000	4.750		03/01/30	152,198
	1,014,000	5.000	(d)	02/15/32	829,412
Beacon Roofing Supply, Inc. (B/B2)(c)(d)
	8,090,000	4.125		05/15/29	6,644,155
Carvana Co. (CCC/Caa2)(c)(d)
	1,605,000	5.500		04/15/27	1,040,923
	4,500,000	4.875		09/01/29	2,572,920
eG Global Finance PLC (B-/B3)(c)(d)
	4,290,000	6.750		02/07/25	4,051,176
	2,210,000	8.500		10/30/25	2,140,694

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Foundation Building Materials, Inc. (CCC+/Caa1)(c)(d)
	$5,790,000	6.000%		03/01/29	$ 4,266,999
Group 1 Automotive, Inc. (BB+/Ba2)(c)(d)
	2,208,000	4.000		08/15/28	1,869,867
GYP Holdings III Corp. (B/B2)(c)(d)
	5,862,000	4.625		05/01/29	4,542,464
Ken Garff Automotive LLC (BB-/B1)(c)(d)
	4,008,000	4.875		09/15/28	3,259,626
LCM Investments Holdings II LLC (BB-/B2)(c)(d)
	5,325,000	4.875		05/01/29	4,075,382
Lithia Motors, Inc. (BB+/Ba2)(c)(d)
	1,258,000	3.875		06/01/29	1,070,747
	853,000	4.375		01/15/31	732,326
Matalan Finance PLC (CCC+/B3)(c)
GBP	1,875,000	6.750		01/31/23	1,803,742
Murphy Oil USA, Inc. (BB+/Ba2)(c)(d)
	$3,341,000	3.750		02/15/31	2,848,971
Nordstrom, Inc. (BB+/Ba1)(c)
	3,270,000	4.375		04/01/30	2,544,387
Penske Automotive Group, Inc. (BB-/Ba3)(c)
	3,097,000	3.500		09/01/25	2,907,030
	3,469,000	3.750		06/15/29	2,888,914
Rite Aid Corp. (CC/B3)(c)(d)
	2,170,000	8.000		11/15/26	1,687,869
Rite Aid Corp. (D/B3)(c)(d)
	109,000	7.500		07/01/25	88,348
Sonic Automotive, Inc. (BB-/B1)(c)(d)
	4,082,000	4.625		11/15/29	3,165,999
	2,092,000	4.875		11/15/31	1,577,891
SRS Distribution, Inc. (CCC/Caa2)(c)(d)
	2,238,000	6.125		07/01/29	1,763,678
	5,520,000	6.000		12/01/29	4,330,109
Staples, Inc. (B/B3)(c)(d)
	2,435,000	7.500		04/15/26	2,019,199
Staples, Inc. (CCC+/Caa2)(c)(d)
	6,979,000	10.750		04/15/27	4,619,679
Stonegate Pub Co Financing 2019 PLC (NR/B3)(c)(d)
GBP	1,750,000	8.250		07/31/25	1,949,202
Suburban Propane Partners LP/Suburban Energy Finance Corp. (BB-/B1)(c)
	$2,121,000	5.875		03/01/27	1,993,040
	3,272,000	5.000	(d)	06/01/31	2,783,818
The Cheesecake Factory, Inc. (NR/NR)
	2,188,000	0.375		06/15/26	1,668,350
Yum! Brands, Inc. (BB/Ba3)(c)
	4,248,000	3.625		03/15/31	3,595,422

					91,716,555

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(c)(d) – 0.4%
Amkor Technology, Inc. (BB/B1)
	$3,403,000	6.625%	09/15/27	$3,225,023
Entegris Escrow Corp. (BB+/Baa3)
	3,240,000	4.750	04/15/29	3,020,134

				6,245,157

Software(c)(d) – 1.5%
Brunello Bidco SpA (B-/B3)
EUR	1,075,000	3.500	02/15/28	947,380
Camelot Finance SA (B/B1)
	$375,000	4.500	11/01/26	343,725
Castle U.S. Holding Corp. (CCC/Caa2)
	2,900,000	9.500	02/15/28	2,508,790
Elastic NV (B+/B1)
	3,315,000	4.125	07/15/29	2,771,705
Minerva Merger Sub, Inc. (CCC/Caa2)
	3,635,000	6.500	02/15/30	3,033,117
Open Text Corp. (BB/Ba2)
	2,995,000	3.875	12/01/29	2,521,071
ROBLOX Corp. (BB/Ba2)
	1,027,000	3.875	05/01/30	832,147
SS&C Technologies, Inc. (B+/B2)
	2,950,000	5.500	09/30/27	2,773,826
Ziff Davis, Inc (BB/Ba3)
	4,653,000	4.625	10/15/30	3,977,478
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B+/B1)
	2,060,000	3.875	02/01/29	1,725,250

				21,434,489

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – 3.7%
Altice France Holding SA (CCC+/Caa1)(c)(d)
	$4,555,000	10.500%		05/15/27	$ 3,813,628
Altice France SA (B/B2)(c)(d)
	4,710,000	8.125		02/01/27	4,339,982
	225,000	5.500		01/15/28	178,859
	664,000	5.125		01/15/29	503,651
	9,063,000	5.500		10/15/29	6,942,802
Frontier Communications Holdings LLC (B/B3)(c)(d)
	3,130,000	5.875		10/15/27	2,817,000
Frontier Communications Holdings LLC (CCC+/Caa2)(c)(d)
	3,200,000	6.000		01/15/30	2,472,000
Intelsat Jackson Holding SA (NR/NR)(d)(f)
	15,490,000	9.750		07/15/25	—
Intelsat Jackson Holdings SA (NR/NR)(d)(f)
	8,485,000	8.500		10/15/24	—
Level 3 Financing, Inc. (BB/Ba3)(c)(d)
	1,896,000	4.625		09/15/27	1,630,105
	5,804,000	4.250		07/01/28	4,650,745
	2,024,000	3.625		01/15/29	1,553,339
Lorca Telecom Bondco SA (B/B1)(c)(d)
EUR	2,555,000	4.000		09/18/27	2,249,833
Lumen Technologies, Inc. (BB-/B2)
	$2,414,000	6.875		01/15/28	2,138,514
	961,000	4.500	(c)(d)	01/15/29	717,118
Nokia of America Corp. (NR/WR)
	5,200,000	6.450		03/15/29	4,976,244
Sprint Corp. (BB+/Ba2)(c)
	4,762,000	7.625		02/15/25	4,971,147
	2,836,000	7.625		03/01/26	2,991,498
T-Mobile USA, Inc. (BB+/Ba2)(c)
	1,208,000	2.250		02/15/26	1,088,142
	1,313,000	2.625		04/15/26	1,191,810
	1,075,000	3.375		04/15/29	940,840
Telecom Italia Capital SA (BB-/Ba3)
	2,040,000	6.000		09/30/34	1,547,177
	3,746,000	7.200		07/18/36	2,860,446

					54,574,880

Toys/Games/Hobbies(c)(d) – 0.5%
Mattel, Inc. (BB+/Ba1)
	1,439,000	3.375		04/01/26	1,321,578
	1,515,000	5.875		12/15/27	1,481,003
	5,107,000	3.750		04/01/29	4,593,593

					7,396,174

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Water(c)(d) – 0.4%
Solaris Midstream Holdings LLC (B/B3)
$6,085,000	7.625%	04/01/26	$ 5,770,345

			5,770,345

TOTAL CORPORATE OBLIGATIONS (Cost $1,539,518,062)			$1,297,875,848

Shares	Description	Value

Common Stocks – 0.8%
Auto Components – 0.0%
1,229	Lear Corp.	$ 154,719

Chemicals(f) – 0.0%
411	LyondellBasell Industries NV Class A	28,074

Commercial Services & Supplies(f) – 0.0%
7,179,000	Reorganized Isa SA	—

Diversified Telecommunication Services – 0.4%
229,164	Intelsat Emergence SA	6,244,719

Energy Equipment & Services – 0.3%
128,440	Noble Corp.(g)	3,255,954
18,791	Valaris Ltd.	793,732

		4,049,686

Oil, Gas & Consumable Fuels(g) – 0.1%
127,001	Summit Midstream Partners LP	1,616,723

TOTAL COMMON STOCKS (Cost $23,952,753)		$ 12,093,921

Units	Expiration Date	Value

Warrant(g) – 0.0%
Intelsat Emergence SA (NR/NR)
6,089		$ 7,611
Noble Corp. (NR/NR)
4,596	02/05/28	55,043

TOTAL WARRANTS (cost $0)		$ 62,954

Principal Amount	Interest Rate	Maturity Date	Value

Rights(g) – 0.0%
Intelsat Jackson Holdings SA (NR/NR)
$47,976			$ 182,985

TOTAL RIGHTS (Cost $0)			$ 182,985

Shares	Dividend Rate	Value

Investment Company(h) – 1.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
20,626,887	1.367%	$ 20,626,887
(Cost $20,626,887)

TOTAL INVESTMENTS – 96.3% (Cost $1,683,388,889)		$1,419,678,787

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.7%		55,288,079

NET ASSETS – 100.0%		$1,474,966,866

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2022. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Pay-in-kind securities.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(g)	Security is currently in default and/or non-income producing.

(h)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2022, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Trident TPI Holdings, Inc. (B-/B2), due 09/15/28	$225,770	$211,321	$(14,449)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	USD	10,766,755	GBP	8,765,217	09/22/22	$79,491
JPMorgan Securities, Inc.	USD	40,430,095	EUR	38,175,633	07/28/22	347,976
UBS AG (London)	USD	5,315,373	EUR	5,054,000	07/28/22	8,976

TOTAL						$436,443

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

M.S. & Co. Int. PLC	EUR	4,117,276	USD	4,338,193	07/28/22	$(15,300)

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	22	09/21/22	$3,395,563	$38,009
Ultra 10 Year U.S. Treasury Notes	38	09/21/22	4,840,250	122,860
20 Year U.S. Treasury Bonds	3	09/21/22	415,875	7,954
10 Year U.S. Treasury Notes	274	09/21/22	32,477,562	277,613
5 Year U.S. Treasury Notes	676	09/30/22	75,881,000	361,765
2 Year U.S. Treasury Notes	573	09/30/22	120,338,954	(424,864)

Total				$383,337

Short position contracts:
5 Year German Euro-Bobl	(147)	09/08/22	(19,131,302)	232,401

TOTAL FUTURES CONTRACTS				$615,738

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Transocean, Inc., 8.000%, 02/01/2027	(1.000)%	11.522%	12/20/22	$1,075	$51,895	$41,643	$10,252

Protection Sold:
CDX.NA.IG Index 38	5.000	4.982	06/20/27	52,425	(1,442,467)	946,638	(2,389,105)
CDX.NA.HY Index 34	5.000	5.749	06/20/25	48,708	91,024	1,884,490	(1,793,466)

TOTAL					$(1,299,547)	$2,872,771	$(4,172,319)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
CDX.NA.HY Index 34	— CDX North America High Yield Index 34
CDX.NA.IG Index 38	— CDX North America Investment Grade Index 38
M.S. & Co Int PLC	— Morgan Stanley and Co. Int PLC

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 88.0%
Aerospace & Defense – 1.5%
ADS Tactical, Inc. (B+/B3)(b) (1M LIBOR + 5.750%)
$16,271,124	7.345%	03/19/26	$ 14,867,741
Brown Group Holding LLC (B+/B1)(b) (1M LIBOR + 2.500%)
11,169,840	4.166	06/07/28	10,576,498
Brown Group Holding LLC (B+/B1)(c)
3,250,000	0.000	07/02/29	3,114,573
Castlelake Aviation One Designated Ltd. (BB/Ba3)(b) (3M LIBOR + 2.750%)
14,341,304	4.579	10/22/26	13,685,189
Propulsion (BC) Finco S.a.r.l. (NR/NR)(c)(d)
9,827,000	0.000	02/10/29	9,286,515
Spirit Aerosystems, Inc. (BB-/Ba2)(b) (1M LIBOR + 3.750%)
8,141,478	5.416	01/15/25	7,919,623
TransDigm, Inc. (B+/Ba3)(b)
(1M LIBOR + 2.250%)
2,007,942	3.916	08/22/24	1,932,443
1,178,911	3.916	05/30/25	1,117,808
6,378,368	3.916	12/09/25	6,034,637

			68,535,027

Airlines(b) – 1.6%
AAdvantage Loyalty IP Ltd. (NR/Ba2) (1M LIBOR + 4.750%)
14,300,000	5.813	04/20/28	13,615,602
Air Canada (BB-/Ba2) (2M LIBOR + 3.500%)
11,025,000	4.250	08/11/28	10,115,438
Allegiant Travel Co. (BB-/Ba3) (2M LIBOR + 3.000%)
10,565,623	4.444	02/05/24	10,195,826
American Airlines, Inc. (B-/Ba3) (1M LIBOR + 1.750%)
13,662,101	3.402	01/29/27	11,996,144
SkyMiles IP Ltd. (NR/Baa1) (1M LIBOR + 3.750%)
3,500,000	4.813	10/20/27	3,474,835
United Airlines, Inc. (BB-/Ba1) (1M LIBOR + 3.750%)
24,873,894	5.392	04/21/28	23,055,115

			72,452,960

Automotive(b) – 6.1%
Adient US LLC (BB+/Ba3) (1M LIBOR + 3.250%)
10,226,938	4.916	04/10/28	9,493,974
American Axle & Manufacturing, Inc. (BB+/Ba1) (1M LIBOR + 2.250%)
10,316,224	3.880	04/06/24	9,980,947
American Tire Distributors Holdings, Inc. (B-/Caa1) (1M LIBOR + 6.250%)
3,765,563	7.000	10/20/28	3,549,043

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Automotive(b) – (continued)
Autokiniton US Holdings, Inc. (B/B2) (1M LIBOR + 4.500%)
	$19,973,996	5.620%	04/06/28	$ 18,426,012
Belron Finance US LLC (BB+/Ba2)
(1M LIBOR + 2.250%)
	4,560,241	3.500	10/30/26	4,355,030
(2M LIBOR + 2.500%)
	15,290,637	3.875	04/13/28	14,666,320
Clarios Global LP (B/B1)
(1M EURIBOR + 3.250%)
EUR	1,111,765	3.250	04/30/26	1,039,828
(1M LIBOR + 3.250%)
	$16,006,670	4.916	04/30/26	14,906,211
CS Intermediate Holdco 2 LLC (CCC+/B2) (1M LIBOR + 2.000%)
	1,998,636	3.666	11/02/23	1,739,173
Dealer Tire LLC (B-/B1) (1M LIBOR + 4.250%)
	15,897,660	5.916	12/12/25	15,175,589
DexKo Global, Inc. (NR/NR)
(6M LIBOR + 3.750%)
	1,596,000	5.402	10/04/28	1,466,325
	8,379,000	5.982	10/04/28	7,698,206
Drive Chassis HoldCo LLC (NR/NR) (3M LIBOR + 6.750%)
	7,100,000	7.739	04/10/26	6,975,750
First Brands Group LLC (B+/B1) (1M LIBOR + 5.000%)
	12,338,130	6.000	03/30/27	11,671,871
First Brands Group LLC (B-/Caa1) (1M LIBOR + 8.500%)
	3,850,000	9.739	03/30/28	3,710,438
Garrett LX I S.a.r.l. (B+/Ba2) (1M LIBOR + 3.250%)
	13,934,737	4.490	04/30/28	12,994,143
Gates Global LLC (B+/Ba3) (1M LIBOR + 2.500%)
	11,930,658	4.166	03/31/27	11,232,714
Highline Aftermarket Acquisition LLC (B/B2) (6M LIBOR + 4.500%)
	9,913,899	6.166	11/09/27	8,674,662
Holley Purchaser, Inc. (NR/NR) (2M LIBOR + 3.750%)
	7,245,745	5.578	11/17/28	6,823,100
Inovative Xcsries Services LLC (B-/B2) (1M LIBOR + 4.250%)
	7,628,337	5.916	03/05/27	6,133,640
Mavis Tire Express Services Corp. (B-/B2) (1M SOFR + 4.000%)
	11,761,034	5.625	05/04/28	10,849,554
SRAM LLC (BB-/B1) (1M LIBOR + 2.750%)
	17,521,886	4.416	05/18/28	16,638,433
Superior Industries International, Inc. (B/Ba3) (1M LIBOR + 4.000%)
	7,575,000	5.666	05/22/24	7,267,304
Tenneco, Inc. (B+/Ba3) (1M LIBOR + 3.000%)
	12,071,224	4.666	10/01/25	11,588,375

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Automotive(b) – (continued)
Thor Industries, Inc. (BBB-/Ba2) (1M LIBOR + 3.000%)
	$7,380,237	4.688%	02/01/26	$ 7,183,406
Truck Hero, Inc. (B-/B2) (1M LIBOR + 3.500%)
	15,918,831	5.166	01/31/28	14,199,597
Wand NewCo 3, Inc. (B-/B2) (1M LIBOR + 3.000%)
	14,485,801	4.666	02/05/26	13,417,473
Wheel Pros LLC (B-/B2) (1M LIBOR + 4.500%)
	17,875,696	6.095	05/11/28	14,747,449

				266,604,567

Banks(b) – 0.1%
GBT Group Services B.V. (B-/NR) (1M LIBOR + 2.500%)
	3,495,524	4.166	08/13/25	3,192,567

Building & Construction Materials – 1.3%
Circet Europe (NR/NR)(c)
EUR	3,500,000	0.000	10/13/28	3,667,825
DG Investment Intermediate Holdings 2, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
	$9,197,381	5.416	03/31/28	8,573,706
DG Investment Intermediate Holdings 2, Inc. (CCC/Caa2)(b)(d) (1M LIBOR + 6.750%)
	600,000	8.416	03/30/29	576,000
Energize HoldCo LLC (CCC+/Caa2)(b) (6M LIBOR + 6.750%)
	7,450,000	9.000	12/07/29	6,928,500
KKR Apple Bidco LLC (NR/NR)(b) (1M LIBOR + 5.750%)
	6,228,571	7.416	09/21/29	5,940,500
KKR Apple Bidco LLC (B+/B1)(b) (1M LIBOR + 2.750%)
	19,303,000	4.416	09/23/28	18,184,970
Rockwood Service Corp. (B/B2)(b) (1M LIBOR + 4.250%)
	11,202,429	5.916	01/23/27	10,838,350

				54,709,851

Building Materials – 4.2%
ACProducts, Inc. (B-/B2)(b) (6M LIBOR + 4.250%)
	8,415,000	6.500	05/17/28	6,479,550
American Builders & Contractors Supply Co., Inc. (BB+/Ba2)(b) (1M LIBOR + 2.000%)
	4,865,195	3.666	01/15/27	4,591,528
Associated Materials, Inc. (B/NR)(b) (6M SOFR + 6.00%)
	12,050,000	7.520	03/08/29	10,950,438

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Building Materials – (continued)
Beacon Roofing Supply, Inc. (BB/Ba3)(b) (1M LIBOR + 2.250%)
	$3,110,823	3.916%	05/19/28	$ 2,962,405
Chamberlain Group, Inc. (B/B2)(b) (1M LIBOR + 3.500%)
	18,287,334	5.166	11/03/28	16,473,779
Cornerstone Building Brands, Inc. (B+/B1)(b) (1M LIBOR + 3.250%)
	18,893,872	4.574	04/12/28	15,587,444
CP Atlas Buyer, Inc. (B-/B2)(b) (1M LIBOR + 3.750%)
	18,019,152	5.416	11/23/27	15,774,326
Griffon Corp. (BB/Ba2)(b) (1M SOFR + 2.750%)
	8,045,813	4.355	01/24/29	7,667,016
GYP Holdings III Corp. (BB/Ba3)(b) (1M LIBOR + 2.500%)
	11,274,112	4.166	06/01/25	10,682,221
Icebox Holdco III, Inc. (B-/B2)(b) (6M LIBOR + 3.750)
	4,504,425	6.000	12/22/28	4,222,898
Icebox Holdco III, Inc. (CCC/Caa2)(b) (6M LIBOR + 6.750)
	1,525,000	9.000	12/21/29	1,433,500
Jeld-Wen Inc. (BB+/Ba2)(b) (1M LIBOR + 2.250%)
	13,122,789	3.916	07/28/28	12,427,281
LBM Acquisition LLC (B-/B3)(b) (1M LIBOR + 3.750%)
	14,617,599	5.416	12/17/27	11,945,356
Oscar AcquisitionCo LLC (NR/NR)(c)
	10,500,000	0.000	04/29/29	9,318,750
Potters Industries LLC (B/B2)(b) (6M LIBOR + 4.000%)
	6,274,854	6.250	12/14/27	5,961,111
Quikrete Holdings, Inc. (BB-/Ba2)(b) (1M LIBOR + 2.625%)
	9,270,515	4.291	02/01/27	8,663,296
Solis IV B.V. (B+/B1)(b) (3M SOFR + 3.500%)
	18,800,000	4.842	02/26/29	16,132,844
SRS Distribution, Inc. (B-/B2)(b) (1M LIBOR + 3.500%)
	16,773,375	4.019	06/02/28	15,439,891
Vector WP Holdco, Inc. (B/NR)(b) (1M LIBOR + 5.000%)
	6,840,625	6.563	10/12/28	6,498,594
Winterfell Financing S.a.r.l. (NR/NR)(b) (3M EURIBOR + 2.925%)
EUR	3,000,000	2.925	05/04/28	2,788,847

				186,001,075

Capital Goods - Others(b) – 1.2%
ASP Unifrax Holdings, Inc. (B-/B2)(d) (6M LIBOR + 3.750%)
	$13,411,889	6.000	12/12/25	11,802,463
Engineered Machinery Holdings, Inc. (NR/B1) (6M EURIBOR + 3.750%)
EUR	1,538,375	3.750	05/21/28	1,399,870

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Capital Goods - Others(b) – (continued)
Engineered Machinery Holdings, Inc. (NR/Caa1) (6M LIBOR + 6.000%)
$500,000	8.250%	05/21/29	$ 482,915
Engineered Machinery Holdings, Inc. (B-/B1) (6M LIBOR + 3.750%)
13,565,154	6.000	05/19/28	12,708,921
Engineered Machinery Holdings, Inc. (CCC+/Caa1) (6M LIBOR + 6.500%)
2,000,000	8.750	05/21/29	1,910,000
RC Buyer, Inc. (NR/NR)
(6M LIBOR + 3.500%)
8,986,563	5.750	07/28/28	8,514,768
(6M LIBOR + 6.500%)
1,650,000	8.750	07/26/29	1,571,625
Team Health Holdings, Inc. (B-/B3) (1M SOFR + 5.250%)
8,539,335	6.775	03/02/27	7,141,019
Tempo Acquisition LLC (BB-/Ba3) (1M SOFR + 3.000%)
9,319,429	4.525	08/31/28	8,818,509

			54,350,090

Chemicals – 4.6%
Albaugh LLC (NR/NR)(d)
8,179,500	5.275	04/06/29	7,790,974
Ascend Performance Materials Operations LLC (BB-/Ba3)(b) (6M LIBOR + 4.750%)
6,069,163	7.000	08/27/26	5,902,261
Consolidated Energy Finance SA (BB-/B1)(b) (1M LIBOR + 2.500%)
7,264,179	2.964	05/07/25	6,755,687
CPC Acquisition Corp. (NR/B3)(b) (6M LIBOR + 3.750%)
3,727,813	6.000	12/29/27	3,246,291
Cyanco Intermediate Corp. (B/B2)(b) (1M LIBOR + 3.500%)
13,655,028	5.166	03/16/25	12,832,312
Diversey, Inc. (B/Ba3)(b) (1M LIBOR + 2.750%)
13,233,500	3.989	09/29/28	12,191,362
Illuminate Buyer LLC (B+/B1)(b) (1M LIBOR + 3.500%)
12,795,832	5.166	06/30/27	11,795,070
INEOS Enterprises Holdings US Finco LLC (BB/Ba3)(b) (2M LIBOR + 3.500%)
11,973,827	5.075	08/28/26	11,554,743
INEOS Styrolution US Holding LLC (NR/NR)(b) (1M LIBOR + 2.750%)
7,645,443	4.416	01/29/26	7,198,643
Innophos, Inc. (B+/B1)(b) (1M LIBOR + 3.500%)
7,633,187	5.166	02/05/27	7,308,777
LSF11 A5 Holdco LLC (B/B1)(b) (1M SOFR + 3.500%)
13,965,000	5.140	10/15/28	13,031,160

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Chemicals – (continued)
LSF11 Skyscraper Holdco S.a r.l. (NR/NR)(b)(d) (6M LIBOR + 3.500%)
	$3,703,359	5.750%	09/29/27	$ 3,536,708
Momentive Performance Materials, Inc. (B+/B1)(b) (1M LIBOR + 3.250%)
	14,696,027	4.920	05/15/24	14,169,469
Polar US Borrower LLC (B-/B3)(b) (1M LIBOR + 4.750%)
	14,731,790	6.005	10/15/25	13,442,758
PQ Corporation (BB-/B1)(b) (1M LIBOR + 2.500%)
	19,490,780	3.739	06/09/28	18,589,332
Starfruit Finco B.V. (B+/B2)(b) (6M LIBOR + 3.000%)
	19,535,738	5.250	10/01/25	18,442,909
Trident TPI Holdings, Inc. (B-/B2)(b)
(6M LIBOR + 4.000%)
	9,314,642	6.250	09/15/28	8,718,505
(6M LIBOR + 4.500%)
	830,491	6.250	09/15/28	777,599
Trinseo Materials Operating S.C.A. (BB-/Ba2)(b) (1M LIBOR + 2.500%)
	6,138,000	4.166	05/03/28	5,780,461
Waterlogic Holdings Ltd.(B/B3)(b) (1M LIBOR + 4.750%)
	2,977,500	6.416	08/04/28	2,881,982
WR Grace & Co-Conn (B/B1)(b) (6M LIBOR + 3.750%)
	16,573,483	6.063	09/22/28	15,686,802

				201,633,805

Coal(b) – 0.4%
Oxbow Carbon LLC (BB-/B1) (6M LIBOR + 4.250%)
	16,199,698	6.500	10/17/25	15,738,007

Commercial Services – 4.4%
Albion Financing 3 SARL (NR/NR)(b) (1M LIBOR + 5.250%)
	8,208,750	6.434	08/17/26	7,839,356
Allied Universal Holdco LLC (B/B2)(b) (1M LIBOR + 3.750%)
	21,864,747	5.416	05/12/28	19,997,060
Allied Universal Holdco LLC (B/WR)(b) (6M EURIBOR + 3.750%)
EUR	669,938	3.750	05/12/28	615,293
Amentum Government Services Holdings LLC (B/B1)(b)
(1M LIBOR + 3.750%)
	$3,490,780	5.416	01/29/27	3,314,077
(3M SOFR + 4.000%)
	13,831,188	5.597	02/15/29	13,131,053
Ankura Consulting Group LLC (B-/B2)(b) (1M LIBOR + 4.500%)
	10,098,981	6.166	03/17/28	9,543,537
Ankura Consulting Group LLC (CCC/Caa2)(b)(d) (1M LIBOR + 8.000%)
	5,650,000	9.184	03/19/29	5,028,500

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Commercial Services – (continued)
Anticimex International AB (NR/B2)(b)
(3M LIBOR + 3.500%)
	$6,517,250	5.098%		11/16/28	$ 6,147,917
(3M LIBOR + 4.000%)
	895,500	5.598		11/16/28	848,486
APi Group DE, Inc. (BB-/Ba1)(b) (1M LIBOR + 2.750%)
	6,016,670	4.416		01/03/29	5,766,978
AQ Carver Buyer, Inc. (B/B2)(b) (6M LIBOR + 5.000%)
	2,762,897	7.250		09/23/25	2,666,196
CAB (NR/NR)(b)(2M EURIBOR + 3.750%)
EUR	1,350,000	3.250		02/09/28	1,254,698
Conservice Midco LLC (B/B2)(b) (1M LIBOR + 4.250%)
	$8,458,745	5.916		05/13/27	7,998,843
Da Vinci Purchaser Corp. (B/B2)(b) (6M LIBOR + 4.000%)
	13,149,447	6.250		01/08/27	12,426,227
First Advantage Holdings LLC (BB-/B1)(b) (1M LIBOR + 2.750%)
	9,179,124	4.416		01/31/27	8,785,706
Fleet U.S. Bidco, Inc. (B+/B2)(b) (1M LIBOR + 3.000%)
	7,046,053	4.666		10/07/26	6,658,520
Garda World Security Corp. (NR/B2)(b) (1M LIBOR + 4.250%)
	6,900,000	5.900		10/30/26	6,376,773
Garda World Security Corp. (B/B2)(b) (1M SOFR + 4.250%)
	10,750,000	5.749		02/01/29	9,863,125
Holding Socotec (NR/NR)(b)
(6M EURIBOR + 3.750%)
EUR	1,025,000	3.500		06/02/28	984,189
(6M LIBOR + 4.000%)
	$8,461,200	5.000	(d)	06/02/28	7,784,304
Indy US Bidco, LLC (NR/NR)(b) (1M EURIBOR + 3.750%)
EUR	1,333,176	3.750		03/06/28	1,295,812
Indy US Bidco, LLC (B/B1)(b) (1M LIBOR + 3.750%)
	$1,061,603	5.416		03/05/28	983,756
Thevelia (US) LLC (NR/NR)(c)
	12,828,662	0.000		06/18/29	11,898,584
Trans Union LLC (BBB-/Ba2)(b)
(1M LIBOR + 1.750%)
	2,308,113	3.416		11/16/26	2,173,481
(1M LIBOR + 2.250%)
	8,681,327	3.916		12/01/28	8,259,935
Vaco Holdings LLC (NR/NR)(b) (6M SOFR + 5.000%)
	7,148,040	7.204		01/21/29	6,856,186
Verisure Holding AB (NR/NR)
EUR	16,990,000	3.473		03/27/28	16,015,301
Verscend Holding Corp. (B+/B2)(b) (1M LIBOR + 4.000%)
	$10,139,950	5.666		08/27/25	9,683,652

					194,197,545

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Construction Machinery(b) – 0.3%
Brookfield Property REIT Inc.. (B/B2) (1M LIBOR + 2.750%)
$14,750,888	4.416%	08/01/25	$ 13,916,136

Consumer Cyclical Services(b) – 3.4%
Advantage Sales & Marketing, Inc. (BB-/B2) (2M LIBOR + 4.500%)
13,880,843	6.166	10/28/27	12,735,674
AlixPartners LLP (B+/B1) (1M LIBOR + 2.750%)
6,132,425	4.416	02/04/28	5,817,157
APX Group, Inc. (B/B1) (1M PRIME + 2.500%)
17,444,618	5.009	07/10/28	16,436,144
Asurion LLC (B/B3)
(1M LIBOR + 5.250%)
11,325,000	6.916	01/31/28	9,626,250
(1M LIBOR + 5.250%)
7,500,000	6.916	01/20/29	6,337,500
Asurion LLC (B+/Ba3)
(1M LIBOR + 3.000%)
4,636,876	4.666	11/03/24	4,337,798
(1M LIBOR + 3.125%)
2,018,638	4.791	11/03/23	1,935,369
(1M LIBOR + 3.250%)
16,864,376	4.916	12/23/26	15,251,804
(1M LIBOR + 3.250%)
3,473,618	4.916	07/31/27	3,134,940
Avis Budget Car Rental LLC (BB+/Ba1) (1M LIBOR + 1.750%)
1,978,471	3.420	08/06/27	1,868,726
FCG Acquisitions, Inc.(B-/B2)(d) (6M SOFR + 4.750%)
2,375,000	6.804	03/31/28	2,268,125
IRB Holding Corp. (B+/B2) (1M LIBOR + 2.750%)
8,649,692	4.416	02/05/25	8,184,771
IRB Holding Corp. (B+/B2) (1M SOFR + 3.000%)
18,998,382	4.238	12/15/27	17,795,215
KC Mergersub, Inc.(B-/B2) (6M LIBOR + 3.750%)
3,628,511	6.000	02/21/25	3,368,020
Prime Security Services Borrower LLC (BB-/Ba3) (1 Week LIBOR + 2.750%)
6,346,336	3.500	09/23/26	5,911,358
Red Ventures LLC (B+/B1) (1M LIBOR + 2.500%)
3,454,020	4.166	11/08/24	3,341,765
Sabre GLBL Inc. (B/Ba3)
(1M LIBOR + 3.500%)
8,452,255	5.166	12/17/27	7,887,053

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Consumer Cyclical Services(b) – (continued)
Sabre, Inc. (B/Ba3) (1M LIBOR + 2.000%)
	$4,492,896	3.666%	02/22/24	$ 4,248,617
The Hertz Corp. (BB+/Ba3)
(1M LIBOR + 3.250%)
	14,835,713	4.920	06/30/28	13,940,229
USIC Holdings, Inc. (B-/B2) (1M LIBOR + 3.500%)
	4,906,940	5.166	05/12/28	4,553,640

				148,980,155

Consumer Cyclical Services - Business(b) – 0.3%
Stats Intermediate Holdings LLC (B-/B2)(2M LIBOR + 5.250%)
	8,868,204	6.694	07/10/26	8,424,794
The House of HR (NR/NR) (6M EURIBOR + 3.750%)
EUR	4,575,000	3.750	07/27/26	4,657,540

				13,082,334

Consumer Products – 0.1%
Energizer Holdings, Inc. (NR/NR)
	$2,789,688	3.875	12/22/27	2,641,499

Consumer Products & Services(b) – 1.2%
19th Holdings Golf LLC (B/B1) (1M SOFR + 3.250%)
	6,250,000	4.493	02/07/29	5,906,250
Coty, Inc. (BB-/Ba3) (1M LIBOR + 2.250%)
	4,884,005	3.410	04/07/25	4,651,331
Kronos Acquisition Holdings, Inc. (B-/B2) (1M LIBOR + 3.750%)
	18,739,178	5.416	12/22/26	16,968,326
Proampac PG Borrower LLC (B-/B3) (2M LIBOR + 3.750%)
	14,447,661	5.036	11/03/25	13,335,191
Springs Window Fashions LLC (B-/B2) (1M LIBOR + 4.000%)
	10,448,813	5.595	10/06/28	8,554,965
The Hillman Group, Inc. (NR/B1) (1M LIBOR + 2.750%)
	107,673	4.392	07/14/28	117,901
The Hillman Group, Inc. (B+/B1) (1M LIBOR + 2.750%)
	5,619,206	4.392	07/14/28	5,246,933

				54,780,897

Distributor(b) – 0.2%
UGI Energy Services LLC (NR/Ba3) (1M LIBOR + 3.750%)
	8,261,020	5.416	08/13/26	8,059,698

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Financial Services – 2.4%
Advisor Group, Inc. (B-/B2)(b) (1M LIBOR + 4.500%)
	$7,158,998	6.166%	07/31/26	$ 6,795,965
AllSpring Buyer LLC (BB-/Ba2)(b)
(6M LIBOR + 3.250%)
	6,658,715	5.563	11/01/28	6,384,043
(6M SOFR + 4.000%)
	3,075,000	6.054	11/01/28	2,944,312
CQP Holdco LP (B+/B2)(b) (6M LIBOR + 3.750%)
	10,249,974	6.000	06/05/28	9,609,350
DLG Acquisitions Ltd. (NR/NR)(b) (6M EURIBOR + 3.500%)
EUR	1,825,000	3.500	05/15/26	1,764,289
DRW Holdings LLC (BB-/Ba3)(b) (1M LIBOR + 3.750%)
	$10,306,199	5.416	03/01/28	9,855,303
Edelman Financial Center LLC (NR/B2)(b) (1M LIBOR + 3.500%)
	11,595,657	5.166	04/07/28	10,705,690
Energize HoldCo LLC (NR/NR)(b) (6M LIBOR + 3.750%)
	9,052,313	6.000	12/08/28	8,479,030
FinCo I LLC (BB/Ba1)(b) (1M LIBOR + 2.500%)
	3,188,434	4.166	06/27/25	3,031,021
First Eagle Holdings, Inc. (BB/Ba2)(b) (6M LIBOR + 2.500%)
	3,878,876	4.750	02/01/27	3,612,203
Fiserv Investment Solutions, Inc. (B/B2)(b) (2M LIBOR + 4.000%)
	5,479,531	5.455	02/18/27	5,185,006
Fly Funding II S.a.r.l. (BB-/Ba3)(b) (1M LIBOR + 6.000%)
	181,512	7.012	10/08/25	176,975
GT Polaris, Inc. (NR/B2)(b) (1M LIBOR + 3.750%)
	8,181,565	4.989	09/24/27	7,677,008
LHS Borrower LLC (NR/NR)
	7,880,250	6.375	02/16/29	6,777,015
MHI Holdings LLC (B/B2)(b) (6M LIBOR + 5.000%)
	2,582,632	7.250	09/21/26	2,459,957
Paysafe Holdings (US) Corp. (B/B1)(b) (1M LIBOR + 2.750%)
	9,428,384	4.416	06/28/28	8,656,483
Syncapay, Inc. (B/B2)(b) (6M LIBOR + 6.500%)
	4,474,111	8.750	12/10/27	4,276,132
VFH Parent LLC (NR/NR)(b) (1M SOFR + 3.000%)
	8,000,000	4.434	01/13/29	7,563,360
Victory Capital Holdings, Inc. (BB-/Ba2)(b) (1 Week LIBOR + 2.250%)
	12	3.219	07/01/26	11

				105,953,153

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Manufacturing – 3.2%
AI Plex Acquico Gmbh (B-/B3)(b)(d) (1M LIBOR + 4.750%)
	$5,226,483	5.269%	07/31/26	$ 4,285,716
Anvil International LLC (B-/B3)(b) (1M LIBOR + 5.000%)
	9,395,703	6.240	05/28/26	8,663,590
Apex Tool Group LLC (B-/B1)(b) (1M SOFR + 5.250%)
	18,158,291	6.534	02/08/29	15,928,272
AZZ, Inc. (B/Ba3)(b)(1M SOFR + 4.250%)
	6,950,000	4.750	05/13/29	6,619,875
Canada Goose, Inc. (BB/B2)(b) (3M LIBOR + 3.500%)
	4,602,688	5.750	10/07/27	4,395,567
CeramTec AcquiCo GmbH (NR/NR)
EUR	9,800,000	3.750	03/16/29	9,323,127
Crosby US Acquisition Corp. (B-/B2)(b) (1M LIBOR + 4.750%)
	$8,271,920	6.392	06/26/26	7,713,566
Dynacast International LLC (NR/NR)(b)(d) (2M LIBOR + 4.500%)
	10,992,481	6.006	07/22/25	10,003,157
Fluid-Flow Products, Inc. (B-/B2)(b) (6M LIBOR + 3.750%)
	13,974,545	6.000	03/31/28	13,118,604
Pelican Products, Inc. (B/B2)(b) (6M LIBOR + 4.250%)
	7,313,250	6.500	12/29/28	6,801,323
Resideo Funding, Inc. (BBB-/Ba1)(b) (1M LIBOR + 2.250%)
	3,692,075	3.360	02/11/28	3,544,392
Robertshaw US Holding Corp. (CCC-/Caa3)(b)(d) (1M LIBOR + 8.000%)
	4,650,000	9.688	02/28/26	3,022,500
Titan Acquisition Ltd. (B-/B2)(b) (3M LIBOR + 3.000%)
	20,430,994	5.877	03/28/25	18,690,069
Vertical US Newco, Inc. (B+/B1)(b) (1M LIBOR + 3.500%)
	20,961,626	4.019	07/30/27	19,586,124
Victory Buyer LLC (B-/B2)(b) (3M LIBOR + 3.750%)
	8,172,430	5.813	11/19/28	7,539,066

				139,234,948

Electric(b) – 0.6%
Centuri Group, Inc.(NR/NR) (3M LIBOR + 2.500%)
	6,384,496	4.075	08/27/28	6,101,215
Pacific Gas & Electric Co. (BB-/B1) (1M LIBOR + 3.000%)
	9,736,033	4.688	06/23/25	9,156,739

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Electric(b) – (continued)
TerraForm Power Operating LLC (BB+/Ba2) (2M SOFR + 2.750%)
	$10,200,000	2.921%	05/21/29	$ 9,932,250

				25,190,204

Electrical(b) – 0.2%
Calpine Corp. (BB+/Ba2)
(1M LIBOR + 2.000%)
	1,215,625	3.666	08/12/26	1,150,285
(1M LIBOR + 2.500%)
	2,324,923	4.170	12/16/27	2,204,980
Lonestar II Generation Holdings LLC (B/B1)
(1M LIBOR + 5.000%)
	2,984,365	6.666	04/20/26	2,858,664
(1M LIBOR + 5.000%)
	404,463	6.666	04/20/26	387,427
Pike Corp. (B/Ba3) (1M LIBOR + 3.000%)
	4,530,822	4.670	01/21/28	4,297,666

				10,899,022

Energy(b) – 0.9%
AL NGPL Holdings LLC (B+/Ba3) (1 Week LIBOR + 3.750%)
	6,362,710	4.750	04/14/28	6,175,837
Buckeye Partners LP (BBB-/Ba1) (1M LIBOR + 2.250%)
	8,808,800	3.916	11/01/26	8,406,943
Freeport LNG Investments LLLP (B+/B3) (1M LIBOR + 3.500%)
	7,814,631	4.563	12/21/28	6,733,633
Medallion Midland Acquisition, LLC (B/B2) (1M LIBOR + 3.750%)
	4,378,000	5.416	10/18/28	4,189,221
Oryx Midstream Services Permian Basin LLC (BB-/Ba3) (2M LIBOR + 3.250%)
	9,452,500	4.705	10/05/28	8,974,014
Parkway Generation LLC (NR/NR)
	5,425,000	6.416	02/18/29	5,211,418
	761,404	6.416	02/18/29	729,044

				40,420,110

Entertainment(b) – 2.6%
Alterra Mountain Co. (B/B2) (1M LIBOR + 3.500%)
	11,856,063	5.166	08/17/28	11,248,440
AMC Entertainment, Inc. (B-/Caa1) (1M LIBOR + 3.000%)
	7,995,672	4.200	04/22/26	6,716,365
Amer Sports Oyj (NR/NR) (1M EURIBOR + 4.500%)
EUR	5,225,000	4.250	03/30/26	4,777,407
Arcis Golf LLC (NR/NR) (1M LIBOR + 4.250%)
	$4,738,125	5.916	11/24/28	4,560,445

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Entertainment(b) – (continued)
Banijay Entertainment S.A.S (B/B1) (1 Week LIBOR + 3.750%)
	$9,820,218	4.870%		03/01/25	$ 9,292,381
Carnival Corp. (BB-/Ba2) (3M LIBOR + 3.000%)
	3,466,158	3.750		06/30/25	3,211,395
Crown Finance US, Inc. (B-/B3) (6M LIBOR + 7.000%)
	505,163	7.000		05/23/24	563,549
Crown Finance US, Inc. (CCC/Caa2)
(6M LIBOR + 2.500%)
	4,568,163	4.000		02/28/25	2,867,802
(6M LIBOR + 2.750%)
	2,800,339	4.250		09/30/26	1,705,715
Fender Musical Instruments Corp. (NR/NR) (1M SOFR+ 4.000%)
	8,524,302	5.226		12/01/28	8,044,810
GVC Holdings (Gibraltar) Ltd. (NR/NR) (6M LIBOR + 2.500%)
	5,897,944	3.743		03/16/27	5,634,011
Luna III S.a r.l. (NR/NR) (6M EURIBOR+4.750%)
EUR	14,500,000	4.675		10/23/28	14,142,394
Motion Finco S.a.r.l. (B/B2)
(6M LIBOR + 3.250%)
	$9,650,198	5.500		11/12/26	8,890,245
(6M LIBOR + 3.250%)
	1,243,460	5.500		11/12/26	1,145,538
National CineMedia LLC (B-/B3)
(1M LIBOR + 4.000%)
	5,531,646	5.688		06/20/25	4,474,604
(1M SOFR + 8.114%)
	984,380	9.298	(d)	06/20/23	885,942
PCI Gaming Authority (BB+/Ba3) (1M LIBOR + 2.500%)
	4,530,615	4.166		05/29/26	4,327,372
Playtika Holding Corp. (BB/Ba2) (1M LIBOR + 2.750%)
	11,147,247	4.416		03/13/28	10,485,435
SeaWorld Parks & Entertainment, Inc. (BB-/Ba3) (1M LIBOR + 3.000%)
	9,963,983	4.688		08/25/28	9,338,743
UFC Holdings LLC (B/B2) (1M LIBOR + 2.750%)
	2,325,096	3.500		04/29/26	2,160,014
Vue International Bidco PLC (CCC+/Caa1) (6M EURIBOR + 4.750%)
EUR	2,286,096	4.750		07/03/26	1,696,166

					116,168,773

Environmental(b) – 0.6%
EnergySolutions LLC (B-/B3) (6M LIBOR + 3.750%)
	$8,408,808	6.000		05/09/25	7,781,679
GFL Environmental, Inc. (BB-/Ba3) (1M LIBOR + 3.000%)
	4,509,492	4.239		05/30/25	4,387,375
Northstar Group Services, INC. (B/B2) (1M LIBOR + 5.500%)
	8,516,034	7.166		11/12/26	8,154,102

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Environmental(b) – (continued)
WIN Waste Innovations Holdings, Inc. (B+/B1) (6M LIBOR + 2.750%)
	$7,029,000	5.000%	03/24/28	$ 6,661,735

				26,984,891

Environmental Services – 0.1%
Covanta Holding Corp. (NR/NR)
	5,345,967	4.166	11/30/28	5,041,247
	401,372	4.166	11/30/28	378,494

				5,419,741

Food & Beverages – 1.5%
Chobani LLC (B-/B1)(b) (1M LIBOR + 3.500%)
	14,659,089	5.166	10/25/27	13,259,146
Froneri International PLC (B+/B1)(b)
(1M EURIBOR + 2.375%)
EUR	1,100,000	2.375	01/29/27	1,003,845
(1M LIBOR + 2.250%)
	$5,096,000	3.916	01/29/27	4,677,720
HLF Financing S.a.r.l. (BB+/Ba1)(b) (1M LIBOR + 2.500%)
	8,841,781	4.166	08/18/25	8,311,274
Kouti B.V. (NR/NR)(b) (3M EURIBOR + 3.750%)
EUR	3,550,000	3.175	08/31/28	3,287,747
Ola Singapore PTE Ltd. (NR/NR)(b) (1M SOFR + 6.250%)
	$10,245,133	7.629	12/15/26	8,648,634
Sigma Bidco B.V. (NR/NR)(b) (1 Week LIBOR + 3.000%)
	16,039,396	3.345	07/02/25	12,771,369
Sunshine Investments B.V. (NR/NR)(c)
	7,250,000	0.000	04/21/29	6,860,312
Sunshine Investments B.V. (B+/B1)(b)
(2M LIBOR + 2.750%)
	5,085,303	4.194	03/28/25	4,958,170
(3M EURIBOR + 2.750%)
EUR	525,000	2.750	03/28/25	542,609

				64,320,826

Food & Drug Retailing(b) – 0.4%
United Natural Foods, Inc. (BB-/B1) (1M LIBOR + 3.250%)
	$9,591,798	4.890	10/22/25	9,227,310
US Foods, Inc. (BB/B1)
(2M LIBOR + 2.000%)
	3,581,665	3.575	09/13/26	3,369,022
(2M LIBOR + 2.750%)
	6,591,875	4.325	11/22/28	6,263,929

				18,860,261

Gaming – 0.3%
Caesars Resort Collection LLC (B+/B1)(b) (1M LIBOR + 2.750%)
	6,829,029	4.416	12/23/24	6,562,970

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Gaming – (continued)
The Stars Group Holdings B.V. (BBB-/Ba1) (6M LIBOR + 2.250%)
	$6,932,817	4.500%	07/21/26	$ 6,580,006

				13,142,976

Health Care(b) – 5.0%
Accelerated Health Systems LLC(B/B2) (2M SOFR + 4.250%)
	12,250,000	5.160	02/15/29	11,599,280
Bausch Health Cos., Inc. (BB-/Ba3) (1M SOFR + 5.250%)
	11,000,000	6.549	02/01/27	9,403,790
Bella Holding Co. LLC (B/B2) (1M LIBOR + 3.750%)
	4,714,375	5.416	05/10/28	4,405,583
Biogroup-LCD (NR/NR) (6M EURIBOR + 3.000%)
EUR	3,875,000	2.750	02/09/28	3,572,494
Change Healthcare Holdings LLC (B+/B1) (1M LIBOR + 2.500%)
	$2,477,864	4.166	03/01/24	2,406,328
Electron BidCo, Inc. (B/B1)(1M LIBOR + 3.000%)
	8,119,650	4.666	11/01/28	7,586,108
Endo Luxembourg Finance Co. I S.a r.l.(CC/Caa2) (1M LIBOR + 5.000%)
	5,164,369	6.688	03/27/28	3,937,315
Enterprise Merger Sub, Inc. (D/Caa3) (1M LIBOR + 3.750%)
	10,219,484	5.416	10/10/25	3,362,210
Global Medical Response, Inc. (B/B2)
(1M LIBOR + 4.250%)
	8,938,908	5.916	03/14/25	8,296,469
(1M LIBOR + 4.250%)
	10,026,782	5.250	10/02/25	9,306,157
Grifols Worldwide Operations USA, Inc. (BB/Ba3) (1M LIBOR + 2.000%)
	4,580,472	3.666	11/15/27	4,318,835
Help At Home, Inc. (NR/NR)
	2,094,750	7.210	10/29/27	1,990,012
Help At Home, Inc. (B-/B1)
(1M LIBOR + 5.000%)
	12,401,456	6.666	10/29/27	11,812,387
(6M SOFR + 5.000%)
	1,569,195	6.525	10/29/27	1,494,658
Horizon Therapeutics USA, Inc. (BB+/Ba1) (1M LIBOR + 1.750%)
	3,308,125	3.375	03/15/28	3,187,180
Iris BidCo GmbH (NR/NR) (1M EURIBOR + 5.000%)
EUR	3,850,000	5.000	06/29/28	3,711,839
Jazz Financing Lux S.a.r.l. (BB-/Ba2) (1M LIBOR + 3.500%)
	$20,334,799	5.166	05/05/28	19,359,339

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Health Care(b) – (continued)
Lonza Group AG (B/B2) (6M LIBOR + 4.000%)
$14,867,553	6.250%	07/03/28	$ 13,232,122
Matrix Medical Network of Arizona LLC (B-/B3)(1M LIBOR + 4.500%)
3,020,403	6.166	02/17/25	2,511,979
NAPA Management Services Corp. (B/B2) (3M SOFR + 5.250%)
6,683,250	6.250	02/23/29	6,146,518
Onex TSG Intermediate Corp. (B/B2) (1M LIBOR + 4.750%)
9,823,694	6.416	02/28/28	9,123,756
Regionalcare Hospital Partners (B/B1) (1M LIBOR + 3.750%)
22,575,427	5.416	11/16/25	21,019,754
Sedgwick Claims Management Services, Inc. (B/B2)
(1M LIBOR + 3.250%)
13,918,952	4.916	12/31/25	13,042,058
(1M LIBOR + 3.750%)
3,645,348	5.416	09/03/26	3,458,524
(1M LIBOR + 4.250%)
265,375	5.916	09/03/26	255,591
Summit Behavioral Healthcare LLC (B-/B2)(d) (2M LIBOR + 4.750%)
7,281,750	6.256	11/24/28	6,954,071
Summit Behavioral Healthcare LLC (CCC/Caa2)(d) (2M LIBOR + 7.750%)
3,800,000	9.256	11/26/29	3,610,000
U.S. Radiology Specialists, Inc. (B-/WR)(d) (6M LIBOR + 5.250%)
11,318,125	7.563	12/15/27	9,959,950
U.S. Renal Care, Inc. (B-/B3)
(1M LIBOR + 5.000%)
9,921,992	6.688	06/26/26	6,757,571
(1M LIBOR + 5.500%)
3,717,398	7.188	06/26/26	2,537,124
WP CityMD Bidco LLC (B/NR) (6M LIBOR + 3.250%)
12,343,797	5.500	12/22/28	11,603,169

			219,962,171

Health Care Products(b) – 0.7%
Insulet Corp. (B+/Ba3) (1M LIBOR + 3.250%)
9,405,000	4.916	05/04/28	8,911,238
Medline Borrower LP (B+/B1) (1M LIBOR + 3.250%)
9,563,531	4.916	10/23/28	8,853,726
Sotera Health Holdings LLC (BB-/B1) (1M LIBOR + 2.750%)
13,275,000	4.416	12/11/26	12,594,656

			30,359,620

Home Construction(b) – 1.2%
Core & Main LP (B+/Ba3)(1M LIBOR + 2.500%)
13,243,106	4.124	07/27/28	12,586,513

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Home Construction(b) – (continued)
Foundation Building Materials Holding Co. LLC (B/B2)(d) (1M LIBOR + 3.250%)
	$11,367,481	4.489%	01/31/28	$ 9,889,709
KREF Holdings X LLC (NR/Ba2) (1M LIBOR + 3.500%)
	2,326,048	4.750	09/01/27	2,198,115
MI Windows & Doors LLC (BB/Ba3)(d) (1M SOFR + 3.500%)
	4,236,224	5.125	12/18/27	3,964,386
Packers Holdings LLC (B-/B2) (1M LIBOR + 3.250%)
	19,696,144	4.440	03/09/28	17,985,140
Park River Holdings, Inc. (B-/B2) (1 Week LIBOR + 3.250%)
	2,556,185	4.217	12/28/27	2,080,096
Petmate (B-/B3)(6M LIBOR + 5.500%)
	2,189,000	7.750	09/15/28	1,920,848

				50,624,807

Household Products(b) – 0.1%
Knight Health Holdings LLC (NR/NR) (1M LIBOR + 5.250%)
	5,099,375	6.916	12/23/28	4,181,488

Insurance(b) – 1.6%
Acrisure LLC (B/B2)(d) (1M LIBOR + 3.500%)
	20,582,401	5.166	02/15/27	18,832,896
Alliant Holdings Intermediate LLC (NR/B2)
(1M LIBOR + 3.500%)
	2,984,962	5.009	11/06/27	2,769,299
(1M LIBOR + 3.250%)
	12,366,358	4.916	05/09/25	11,635,789
AssuredPartners, Inc. (B/B2)
(1M LIBOR + 3.500%)
	18,219,737	5.166	02/12/27	17,036,944
(1M SOFR + 3.500%)
	184,538	5.025	02/12/27	171,620
Baldwin Risk Partners LLC (B/B2) (1M LIBOR + 3.500%)
	3,246,840	4.690	10/14/27	3,080,440
Hyperion Insurance Group Ltd. (B/B2)
(1M EURIBOR + 3.500%)
EUR	719,521	3.500	11/12/27	686,160
(1M LIBOR + 3.250%)
	$7,458,982	4.938	11/12/27	7,024,944
Ryan Specialty Group LLC (BB-/B1) (1M SOFR + 3.000%)
	4,430,092	4.625	09/01/27	4,252,889
Siaci Saint Honore (NR/NR) (1M EURIBOR + 4.000%)
EUR	3,200,000	4.000	11/16/28	3,049,551
USI, Inc. (B/B2)
(6M LIBOR + 3.000%)
	$9,378,451	5.250	05/16/24	8,974,052

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Insurance(b) – (continued)
USI, Inc. (B/B2) – (continued)
(6M LIBOR + 3.250%)
	$1,979,729	5.500%	12/02/26	$ 1,826,299

				79,340,883

Life Insurance(b) – 0.2%
OneDigital Borrower LLC (B/B3) (6M SOFR + 4.250%)
	9,318,941	5.710	11/16/27	8,798,665

Lodging(b) – 0.2%
Four Seasons Holdings, Inc. (BB+/Ba3) (1M LIBOR + 2.000%)
	1,881,311	3.666	11/30/23	1,857,795
Hilton Grand Vacations Borrower LLC (BB+/Ba1) (1M LIBOR + 3.000%)
	9,602,438	4.666	08/02/28	8,972,325

				10,830,120

Machinery(b) – 0.8%
Cimpress PLC (BB/Ba3) (1M LIBOR + 3.500%)
	8,761,500	5.166	05/17/28	8,093,436
Clark Equipment Co. (BB/Ba3) (6M SOFR + 2.500%)
	2,169,563	4.654	04/20/29	2,085,492
Project Castle, Inc. (NR/NR) (6M SOFR + 5.500%)
	11,025,000	6.900	06/01/29	9,839,812
Shape Technologies Group, Inc. (B-/Caa1) (1M LIBOR + 3.000%)
	2,825,219	4.666	04/21/25	2,592,138
SPX FLOW, Inc. (NR/NR) (1M SOFR + 4.600%)
	7,826,087	6.125	04/05/29	7,274,348
Star US Bidco LLC (B-/B2) (1M LIBOR + 4.250%)
	7,206,666	5.916	03/17/27	6,864,349

				36,749,575

Media(b) – 0.2%
Zacapa S.a.r.l (B-/B2) (6M SOFR + 4.250%)
	8,372,682	6.304	03/22/29	7,794,967

Media – Cable – 2.4%
Altice Financing SA (NR/NR)(b) (1M EURIBOR + 2.750%)
EUR	1,991,827	2.750	01/31/26	1,896,427
Altice Financing SA (B/B2)(b)
(1M LIBOR + 2.750%)
	$8,864,433	3.794	07/15/25	7,989,070
(1M LIBOR + 2.750%)
	3,966,374	3.794	01/31/26	3,574,695

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media – Cable – (continued)
Cogeco Financing 2 LP (BB/B1)(b) (1M LIBOR + 2.500%)
$10,773,000	4.166%	09/01/28	$ 10,259,020
CSC Holdings LLC (BB/Ba3)(b)
(1M LIBOR + 2.250%)
9,833,279	3.574	07/17/25	9,125,283
(1M LIBOR + 2.500%)
14,653,159	3.824	04/15/27	13,587,728
DirecTV Financing LLC (BB/Ba3)(b) (1M LIBOR + 5.000%)
13,647,054	6.666	08/02/27	12,526,904
Gray Television, Inc. (BB/Ba2)(b) (1 Week LIBOR + 3.000%)
6,368,000	4.213	12/01/28	6,081,440
Univision Communications Inc. (B+/B1)(b) (1M LIBOR + 3.250%)
1,878,851	4.916	03/15/26	1,771,606
Virgin Media Bristol LLC (BB-/Ba3)(b)
(1M LIBOR + 2.500%)
10,583,080	3.824	01/31/28	9,889,253
(1M LIBOR + 3.250%)
16,800,000	4.574	01/31/29	16,058,952
Ziggo Finance Partnership B.V.(B+/B1)(b) (1M LIBOR + 2.500%)
6,500,000	3.824	04/30/28	6,047,015

			98,807,393

Media – Non Cable(b) – 3.2%
Allen Media LLC (NR/Ba3) (6M LIBOR + 5.500%)
12,177,771	7.704	02/10/27	10,765,149
Clear Channel Outdoor Holdings, Inc. (B/B1) (3M LIBOR + 3.500%)
9,150,841	4.739	08/21/26	7,835,408
CMG Media Corp. (B+/B1)(1M LIBOR + 3.500%)
16,457,362	5.166	12/17/26	15,127,114
Cumulus Media New Holdings, Inc. (B/B2) (6M LIBOR + 3.750%)
11,659,272	4.750	03/31/26	11,093,331
Diamond Sports Group LLC (B/B2) (1M SOFR + 8.000%)
1,160,622	9.181	05/26/26	1,152,881
Diamond Sports Group LLC (CCC+/Caa2) (1 Week SOFR + 3.250%)
2,700,686	4.431	08/24/26	630,151
Entercom Media Corp. (B+/Ba3) (1M LIBOR + 2.500%)
2,321,934	4.133	11/18/24	2,052,009
Getty Images, Inc. (B-/B2) (2M LIBOR + 4.500%)
18,860,228	6.125	02/19/26	18,200,120
Gray Television, Inc. (BB/Ba2) (1 Week LIBOR + 2.500%)
4,650,000	4.213	01/02/26	4,472,138
Hubbard Radio LLC (B/B2) (1M LIBOR + 4.250%)
11,865,658	5.920	03/28/25	11,391,031

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media – Non Cable(b) – (continued)
iHeartCommunications, Inc. (BB-/B1)
(1M LIBOR + 3.000%)
$12,683,982	4.666%	05/01/26	$ 11,753,866
(1M LIBOR + 3.250%)
6,777,591	4.916	05/01/26	6,294,687
Lions Gate Capital Holdings LLC (BB-/Ba2) (1M LIBOR + 2.250%)
6,731,534	3.916	03/24/25	6,491,757
Mission Broadcasting, Inc. (BBB-/Ba2) (1M LIBOR + 2.500%)
2,878,250	3.562	06/02/28	2,771,524
NEP Group, Inc. (B/B3) (1M LIBOR + 3.250%)
2,776,444	4.916	10/20/25	2,574,152
NEP Group, Inc. (CCC/Caa2) (1M LIBOR + 7.000%)
3,200,000	8.666	10/19/26	2,926,016
Nexstar Broadcasting, Inc. (BBB-/Ba2) (1M LIBOR + 2.500%)
2,506,748	4.166	09/18/26	2,465,663
Sarbacane Bidco, Inc. (B-/B2) (1M LIBOR + 3.000%)
2,736,914	4.670	01/29/25	2,536,216
Taboola.com Ltd (NR/NR) (1M LIBOR + 4.000%)
8,039,250	5.670	09/01/28	7,516,699
The E.W. Scripps Co. (BB/Ba3) (1M LIBOR + 2.750%)
3,831,503	4.416	01/07/28	3,618,395
Voyage Digital (NZ) Ltd. (NR/NR)(d) (3M SOFR + 4.500%)
10,200,000	5.280	05/11/29	9,690,000

			141,358,307

Metals & Mining(b) – 0.6%
Atkore International, Inc. (BBB-/Baa3) (6M LIBOR + 2.000%)
7,369,875	4.313	05/26/28	7,282,394
Grinding Media, Inc. (B/B2) (3M LIBOR + 4.000%)
5,731,688	4.796	10/12/28	5,215,836
PMHC II, Inc. (NR/NR) (3M SOFR + 4.250%)
15,000,000	5.287	04/23/29	13,018,800

			25,517,030

Non Captive(b) – 0.8%
Claros Mortgage Trust, Inc. (NR/Ba3) (1M SOFR + 4.500%)
2,778,911	5.726	08/09/26	2,646,913
HUB International Ltd. (B/B2)
(1M LIBOR + 3.000%)
11,032,484	4.214	04/25/25	10,424,594
(1M LIBOR + 3.250%)
10,949,520	4.348	04/25/25	10,363,502

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Non Captive(b) – (continued)
NFP Corp. (B/B1) (1M LIBOR + 3.250%)
	$5,598,646	4.916%	02/15/27	$ 5,161,951

				28,596,960

Oil Field Services(b) – 0.3%
ChampionX Corp.(BBB-/Ba2) (1M SOFR + 3.250%)
	13,125,000	4.493	06/07/29	12,911,719

Packaging(b) – 3.3%
Altium Packaging LLC (B+/B2) (1M LIBOR + 2.750%)
	7,335,380	3.810	02/03/28	6,807,233
ASP Tpi Holdings, Inc. (B-/B2) (6M LIBOR + 3.250%)
	4,647,353	5.500	10/17/24	4,473,077
Berlin Packaging LLC (B-/B2) (1 Week LIBOR + 3.250%)
	8,934,750	4.320	03/11/28	8,242,307
BWAY Holding Co. (B-/B2) (1 Week LIBOR + 3.250%)
	7,419,440	4.312	04/03/24	6,963,441
Canister International Group, Inc. (B/B2) (1M LIBOR + 4.750%)
	3,336,290	6.416	12/21/26	3,186,157
Charter NEX US, Inc. (B/B2) (1M LIBOR + 3.750%)
	18,350,831	5.416	12/01/27	17,234,550
Clydesdale Acquisition Holdings, Inc. (B/B2) (1M SOFR + 4.175%)
	19,975,000	5.875	04/13/29	18,636,076
Klockner-Pentaplast of America, Inc. (NR/B2) (2M LIBOR + 4.750%)
	9,149,023	5.554	02/12/26	7,708,052
KP Germany Erste GmbH (NR/B2) (2M EURIBOR + 4.750%)
EUR	3,425,000	4.750	02/12/26	3,106,190
LABL, Inc. (B-/B2) (1M LIBOR + 5.000%)
	$19,215,969	6.666	10/29/28	17,710,782
Pretium Packaging LLC (B-/B2) (6M LIBOR + 4.000%)
	9,936,063	6.293	10/02/28	8,911,456
Pro Mach Group, Inc. (B-/B1)
(1M LIBOR + 4.000%)
	80,028	4.076	08/31/28	75,326
(1M LIBOR + 4.000%)
	4,445,685	5.666	08/31/28	4,184,501
Reynolds Consumer Products, Inc. (BBB-/Ba1) (1M LIBOR + 1.750%)
	2,568,864	3.416	02/04/27	2,463,489
Reynolds Group Holdings, Inc. (B+/B1)
(1M LIBOR + 3.250%)
	9,750,199	4.916	02/05/26	9,073,828
(1M LIBOR + 3.500%)
	2,357,188	5.166	09/24/28	2,202,697
Saverglass Ltd. (NR/NR)
EUR	3,075,000	4.250	02/19/29	2,976,735

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Packaging(b) – (continued)
Tosca Services LLC (B/B2) (1M LIBOR + 3.500%)
$13,791,760	5.166%		08/18/27	$ 12,228,740
TricorBraun Holdings, Inc. (B-/B2) (1M LIBOR + 3.250%)
8,397,482	4.916		03/03/28	7,790,176

				143,974,813

Paper(b) – 0.4%
Plaze, Inc. (B/B3)
(1M LIBOR + 3.500%)
3,484,542	5.166		08/03/26	3,214,490
(1M LIBOR + 3.750%)
2,767,392	5.416	(d)	08/03/26	2,559,837
Pregis TopCo Corp. (B-/B2) (1M LIBOR + 4.000%)
13,302,222	5.666		07/31/26	12,540,333

				18,314,660

Pharmaceuticals(b) – 0.7%
Gainwell Acquisition Corp. (B+/B2) (6M LIBOR + 4.000%)
14,466,118	6.250		10/01/27	13,652,399
Organon & Co. (BB/Ba2) (3M LIBOR + 3.000%)
14,652,781	4.625		06/02/28	14,072,824
Sunshine Luxembourg VII S.a.r.l. (B-/B2) (6M LIBOR + 3.750%)
3,663,666	6.000		10/01/26	3,382,333

				31,107,556

Pipelines(b) – 0.7%
AL GCX Holdings LLC (B+/Ba3) (1 Week LIBOR + 3.750%)
5,200,000	4.699		05/17/29	5,052,684
Centurion Pipeline Co. LLC (BB/B1)
(1M LIBOR + 3.250%)
2,140,196	4.916		09/29/25	2,069,783
(1M LIBOR + 4.000%)
3,441,214	5.666		09/28/25	3,333,676
ITT Holdings LLC (BB/Ba2) (1M LIBOR + 2.750%)
8,845,968	4.416		07/10/28	8,447,899
NorthRiver Midstream Finance LP (BB/Ba3) (1 Week LIBOR + 3.250%)
4,494,457	4.217		10/01/25	4,374,859
Prairie ECI Acquiror LP (B/B3) (1M LIBOR + 4.750%)
3,079,942	6.416		03/11/26	2,875,896
Waterbridge Midstream Operating LLC (CCC+/B3) (2M LIBOR + 5.750%)
4,078,147	8.592		06/22/26	3,847,732

				30,002,529

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Real Estate Investment Trust(b) – 0.3%
Brookfield Retail Holdings VII SU (BB+/B1) (1M SOFR + 2.500%)
$3,783,974	4.125%	08/27/25	$ 3,619,106
Forest City Enterprises LP (B+/B2) (1M LIBOR + 3.500%)
7,971,289	5.166	12/08/25	7,587,711

			11,206,817

Refining(b) – 0.3%
Delek US Holdings, Inc. (BB/B1) (1M LIBOR + 2.250%)
13,331,946	3.916	03/31/25	12,732,008

Restaurants(b) – 0.4%
1011778 B.C. Unlimited Liability Co. (BB+/Ba2) (1M LIBOR + 1.750%)
16,380,613	3.416	11/19/26	15,606,629

Retailers(b) – 2.6%
AppLovin Corp. (BB-/Ba3)
(6M LIBOR + 3.000%)
13,930,000	5.250	10/25/28	13,187,113
(6M LIBOR + 3.250%)
10,470,481	5.500	08/15/25	9,990,619
BCPE Empire Holdings, Inc. (NR/B3) (1M LIBOR + 4.000%)
4,999,875	5.666	06/11/26	4,699,883
BCPE Empire Holdings, Inc. (B-/B3)
(1M LIBOR + 4.000%)
11,039,390	5.666	06/11/26	10,404,625
(1M SOFR + 4.625%)
2,992,500	6.679	06/11/26	2,800,471
CNT Holdings I Corp. (B/B2) (1M LIBOR + 3.500%)
8,393,750	4.690	11/08/27	7,951,315
CNT Holdings I Corp. (CCC+/Caa2) (1M LIBOR + 6.750%)
525,000	7.940	11/06/28	503,564
EG Dutch Finco B.V. (B-/B3)
(3M LIBOR + 4.000%)
9,890,274	6.250	02/07/25	9,272,132
(6M LIBOR + 4.000%)
4,124,417	6.250	02/07/25	3,866,641
EG Group Ltd. (B-/B3) (6M LIBOR + 4.250%)
8,782,319	6.500	03/31/26	8,292,002
OEConnection LLC (B-/B2) (1M LIBOR + 4.000%)
7,863,046	5.595	09/25/26	7,273,318
Shutterfly, Inc. (B-/B2) (1M LIBOR + 5.000%)
15,757,750	6.666	09/25/26	12,637,716
Staples, Inc. (B/B3) (2M LIBOR + 5.000%)
21,305,439	6.286	04/16/26	18,470,537

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Retailers(b) – (continued)
TruGreen LP (B/B1) (1M LIBOR + 4.000%)
	$2,856,500	5.666%	11/02/27	$ 2,708,905
TruGreen LP (CCC+/Caa1) (1M LIBOR + 8.500%)
	2,200,000	10.166	11/02/28	2,101,000

				114,159,841

Retailing(b) – 0.8%
Constellation Automotive Ltd.(NR/NR)
(3M LIBOR + 7.500%)
GBP	700,000	7.944	07/30/29	758,378
(6M EURIBOR + 4.000%)
EUR	2,800,000	4.000	07/28/28	2,594,062
Great Outdoors Group LLC (BB-/B1) (1M LIBOR + 3.750%)
	$4,910,405	5.416	03/06/28	4,463,558
Harbor Freight Tools USA, Inc. (BB-/Ba3) (1M LIBOR + 2.750%)
	9,397,600	4.416	10/19/27	8,277,407
New Era Cap Co., Inc. (BB-/B2) (1M LIBOR + 6.000%)
	9,628,125	6.750	07/13/27	9,339,281
Restoration Hardware, Inc. (BB/Ba3) (1M LIBOR + 2.500%)
	13,218,160	4.140	10/20/28	11,541,172

				36,973,858

Technology(b) – 1.8%
Air Newco LLC (B-/B2) (1M LIBOR + 4.250%)
	5,498,315	5.916	10/09/26	5,183,536
Allegro Microsystems, Inc. (BB/B1) (1M LIBOR + 3.750%)
	150,000	5.416	09/30/27	146,250
Delta TopCo, Inc. (CCC/Caa2)(d) (3M LIBOR + 7.250%)
	575,000	9.336	12/01/28	488,750
Flexera Software LLC (B-/B1) (3M LIBOR + 3.750%)
	4,203,326	5.370	03/03/28	3,974,245
ICON Luxembourg S.a.r.l. (BB+/Ba1)
(6M LIBOR + 2.250%)
	13,031,805	4.563	07/03/28	12,572,043
(6M LIBOR + 2.250%)
	3,246,882	4.563	07/03/28	3,132,332
Ingram Micro, Inc. (BB-/B1) (6M LIBOR + 3.500%)
	15,360,535	5.750	06/30/28	14,496,505
ON Semiconductor Corp. (BB+/Baa3) (1M LIBOR + 2.000%)
	3,428,985	3.666	09/19/26	3,385,163
Presidio, Inc. (B/B1) (1M LIBOR + 3.500%)
	5,899,974	4.740	01/22/27	5,570,578

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology(b) – (continued)
Renaissance Holding Corp. (B-/B2) (1M SOFR + 4.500%)
	$3,475,000	5.581%	03/30/29	$ 3,309,938
Uber Technologies, Inc. (B+/Ba3)
(1M LIBOR + 3.500%)
	11,277,857	5.075	04/04/25	10,782,420
(1M LIBOR + 3.500%)
	7,320,702	5.075	02/25/27	6,993,320
Ultra Clean Holdings, Inc. (B+/B1) (1M LIBOR + 3.750%)
	6,924,632	5.416	08/27/25	6,710,384
Vision Solutions, Inc. (CCC/Caa2) (1M LIBOR + 7.250%)
	3,175,000	8.000	04/23/29	2,789,365

				79,534,829

Technology – Hardware – 0.6%
Altar Bidco, Inc. (B/B1)(b) (12M SOFR + 3.350%)
	6,900,000	5.750	02/01/29	6,327,300
CommScope, Inc. (B/B1)(b) (1M LIBOR + 3.250%)
	6,391,359	4.916	04/06/26	5,724,293
MKS Instruments, Inc. (NR/NR)(c)
	11,225,000	0.000	04/08/29	10,714,262
EUR	800,000	0.000	04/11/29	791,202
Synaptics Incorporated (BB-/Ba1) (b) (3M LIBOR + 2.250%)
	$3,076,750	4.356	12/02/28	2,987,186

				26,544,243

Technology – Software(b) – 7.0%
Ahead DB Holdings LLC (B+/B1) (6M LIBOR + 3.750%)
	7,518,243	6.010	10/18/27	7,048,353
Apttus Corp. (B-/B3) (2M LIBOR + 4.250%)
	6,832,330	5.621	05/08/28	6,388,229
Aspect Software, Inc. (B-/B2) (2M LIBOR + 5.250%)
	4,529,250	6.621	05/08/28	3,713,985
Aspect Software, Inc. (CCC+/Caa2)(d) (3M LIBOR + 9.000%)
	1,225,000	11.188	05/07/29	980,000
Athenahealth, Inc. (B-/B2) (1M SOFR + 3.500%)
	4,275,362	5.009	02/15/29	3,925,338
Bracket Intermediate Holding Corp. (B-/B2) (1M LIBOR + 4.250%)
	11,309,938	5.219	09/05/25	10,862,291
Camelot U.S. Acquisition 1 Co. (B/B1)
(1M LIBOR + 3.000%)
	15,165,602	4.666	10/30/26	14,318,906
(1M LIBOR + 3.000%)
	6,648,429	4.666	10/30/26	6,255,041

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) - (continued)
Technology – Software(b) – (continued)
Castle US Holding Corp. (B-/B3) (1M LIBOR + 3.750%)
	$15,084,380	5.416%	01/29/27	$ 13,183,748
CentralSquare Technologies LLC (B-/Caa1) (6M LIBOR + 3.750%)
	15,801,080	6.000	08/29/25	14,216,074
Ceridian HCM Holding, Inc. (B+/B1) (1M LIBOR + 2.500%)
	10,679,660	4.166	04/30/25	10,088,968
Cloudera, Inc. (B-/B2) (1M LIBOR + 3.750%)
	5,155,000	5.416	10/08/28	4,729,712
Cloudera, Inc. (CCC/Caa2) (1M LIBOR + 6.000%)
	3,175,000	7.666	10/08/29	2,762,250
ConnectWise LLC (NR/B2) (6M LIBOR + 3.500%)
	4,793,706	5.750	09/29/28	4,378,235
Emerald TopCo, Inc. (B-/B2) (3M LIBOR + 3.500%)
	3,423,542	4.739	07/24/26	3,197,588
Epicor Software Corp. (B-/B2) (1M LIBOR + 3.250%)
	6,776,535	4.916	07/30/27	6,381,463
Epicor Software Corp. (CCC/Caa2) (1M LIBOR + 7.750%)
	200,000	9.416	07/31/28	193,600
Eta Australia Holdings III Pty Ltd. (B-/B3) (1M LIBOR + 4.000%)
	7,964,888	5.666	05/06/26	7,327,697
Genuine Financial Holdings LLC (B/B2) (1M LIBOR + 3.750%)
	3,549,389	5.416	07/11/25	3,368,370
Grab Holdings, Inc. (B-/B2) (1M LIBOR + 4.500%)
	19,866,150	5.500	01/29/26	18,078,196
Greeneden U.S. Holdings II LLC (B-/B2) (1M LIBOR + 4.000%)
	7,403,662	5.666	12/01/27	7,059,391
Idera, Inc. (NR/B2) (1 Week LIBOR + 3.750%)
	7,961,392	4.820	03/02/28	7,319,545
Idera, Inc. (CCC/Caa2) (1M LIBOR + 6.750%)
	3,415,000	7.820	03/02/29	3,227,175
ION Trading Finance Limited (B-/B3) (6M LIBOR + 4.750%)
	5,667,750	7.000	04/03/28	5,210,816
ION Trading Technologies S.a.r.l. (B-/B3) (6M EURIBOR + 4.250%)
EUR	990,000	4.250	04/03/28	939,948
Marcel LUX IV S.a.r.l. (BB-/B1) (1M SOFR + 3.250%)
	$3,252,734	4.690	03/15/26	3,126,691
McAfee LLC (B/B2) (1M LIBOR + 4.750%)
	8,855,500	5.980	07/27/28	7,935,148
McAfee LLC (B-/B2) (1M SOFR + 4.000%)
	17,125,000	5.145	03/01/29	15,540,937

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology – Software(b) – (continued)
McAfee LLC (CCC+/Caa2) (1M LIBOR + 8.250%)
$1,300,000	9.480%	07/27/29	$ 1,183,000
Peraton Corp. (NR/NR) (1M LIBOR + 7.750%)
5,436,527	9.005	02/01/29	5,042,379
Peraton Corp. (B+/B1) (1M LIBOR + 3.750%)
24,044,842	5.416	02/01/28	22,529,055
Project Boost Purchaser LLC (B-/B2) (1M LIBOR + 3.500%)
8,642,854	5.166	06/01/26	8,016,247
QBS Parent, Inc. (B/B2) (1M LIBOR + 4.250%)
4,139,187	5.916	09/22/25	3,844,270
Seattle SpinCo, Inc. (BB-/B1)(d) (1M LIBOR + 2.750%)
1,538,023	4.416	06/21/24	1,457,277
Severin Acquisition LLC (B-/B2) (1M LIBOR + 3.000%)
14,364,594	4.624	08/01/25	13,727,237
SS&C Technologies, Inc. (BB+/Ba2)
(1M LIBOR + 1.750%)
1,215,143	3.416	04/16/25	1,152,114
(1M LIBOR + 1.750%)
1,496,874	3.416	04/16/25	1,419,231
The Dun & Bradstreet Corp. (B+/B1)
(1M LIBOR + 3.250%)
15,068,958	4.874	02/06/26	14,188,328
(1M SOFR + 3.250%)
4,239,375	4.747	01/18/29	3,947,918
The Ultimate Software Group, Inc. (B-/B1)
(1 Week LIBOR + 3.250%)
4,805,986	4.212	05/04/26	4,490,618
(1M LIBOR + 3.750%)
4,813,875	5.416	05/04/26	4,537,703
Travelport Finance (Luxembourg) S.a.r.l. (B-/B3) (3M LIBOR + 7.250%)
3,253,152	3.750	02/28/25	3,210,048
Travelport Finance (Luxembourg) S.a.r.l. (CCC-/Caa3) (3M LIBOR + 5.000%)
1,229,595	6.006	05/29/26	946,026
Upland Software, Inc. (B/B2) (1M LIBOR + 3.750%)
5,390,925	5.416	08/06/26	5,101,162
VS Buyer LLC (B/B1) (1M LIBOR + 3.000%)
8,288,874	4.666	02/28/27	7,781,181
Zelis Healthcare Corp. (B/B2) (1 Week LIBOR + 3.500%)
9,127,535	4.562	09/30/26	8,574,223
ZoomInfo LLC (BB+/Ba1) (1M LIBOR + 3.000%)
4,716,243	4.666	02/02/26	4,548,251

			307,453,963

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Technology – Software/Services – 2.2%
ConvergeOne Holdings, Inc. (B-/B2)(b) (1M LIBOR + 5.000%)
	$2,878,877	6.666%		01/04/26	$ 2,448,859
DCert Buyer, Inc. (NR/NR)(b)(d) (1M LIBOR + 7.000%)
	1,700,000	8.666		02/19/29	1,572,500
DCert Buyer, Inc. (B-/B2)(b) (1M LIBOR + 4.000%)
	9,533,597	5.666		10/16/26	9,087,520
Electronics for Imaging, Inc. (B-/B3)(b) (1M LIBOR + 5.000%)
	1,356,696	6.666		07/23/26	1,204,828
Entegris, Inc. (NR/NR)(c)
	12,125,000	0.000		03/02/29	11,700,625
II-VI Incorporated (NR/NR)(c)
	13,300,000	0.000		01/14/28	12,718,125
Loyalty Ventures, Inc. (B+/B1)(b) (1M LIBOR + 4.500%)
	12,832,363	6.166		11/03/27	9,970,746
NortonLifeLock, Inc. (NR/NR)(c)
	10,450,000	0.000		01/28/29	9,885,700
Park Place Technologies LLC (B-/B2)(b) (1M LIBOR + 5.000%)
	4,838,750	6.625		11/10/27	4,637,119
Physician Partners LLC (NR/NR)(b)(d) (1M SOFR + 4.000%)
	11,371,500	5.625		12/23/28	10,746,067
Press Ganey Holdings, Inc. (B-/B2)(b)
(1M LIBOR + 3.750%)
	2,772,000	4.989	(d)	07/24/26	2,626,470
(1M SOFR + 3.750%)
	6,982,500	4.900		07/24/26	6,502,453
Virtusa Corp. (B/B2)(b) (1M LIBOR + 3.750%)
	14,259,400	5.416		02/11/28	13,430,644

					96,531,656

Telecommunications – 3.9%
Adevinta ASA (NR/NR)
	6,537,234	5.250		06/26/28	6,234,887
(6M EURIBOR+ 3.000%)
EUR	7,755,000	3.250	(b)	06/26/28	7,575,527
Altice France SA (B/B2)(b)
(1M LIBOR + 3.688%)
	$7,366,747	4.732		01/31/26	6,685,323
(2M LIBOR + 4.000%)
	6,840,439	5,411		08/14/26	6,235,471
Barracuda Networks, Inc. (B/B2)(c)
	10,325,000	0.000		05/17/29	9,873,281
Buzz Merger Sub Ltd. (B/B1)(b)
(1M LIBOR + 2.750%)
	9,269,056	4.416		01/29/27	8,724,499
(1M LIBOR + 3.250%)
	267,727	4.916		01/29/27	255,010

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Telecommunications – (continued)
CCI Buyer, Inc. (B-/B1) (b) (6M LIBOR + 4.000%)
	$13,083,351	6.054%	12/17/27	$ 11,905,850
CenturyLink, Inc. (BBB-/Ba3)(b) (1M LIBOR + 2.250%)
	5,035,614	3.916	03/15/27	4,621,737
Connect Finco S.a.r.l. (B+/B1)(b) (1M LIBOR + 3.500%)
	5,309,008	5.170	12/11/26	4,871,015
Dynatrace LLC (BB+/Ba3)(b) (1M LIBOR + 2.250%)
	6,884,349	3.916	08/22/25	6,757,402
Endurance International Group (B/B2)(b) (1 Week LIBOR + 3.500%)
	12,833,498	4.620	02/10/28	11,496,633
GoTo Group, Inc. (B/B2)(b) (1M LIBOR + 4.750%)
	12,036,137	6.345	08/31/27	9,117,374
GTT Communications, Inc. (NR/WR)(b) (6M PRIME + 3.750%)
	51,657	8.500	05/31/25	40,343
Imperva, Inc. (B-/B2)(b) (2M LIBOR + 4.000%)
	12,141,831	5.399	01/12/26	10,842,655
Intelsat Jackson Holdings SA (B+/B3)(b) (1M SOFR + 4.250%)
	19,022,516	4.750	02/01/29	17,402,178
Ivanti Software, Inc. (NR/B2)(b) (3M LIBOR + 4.250%)
	2,719	5.848	12/01/27	2,329
Level 3 Financing, Inc. (BBB-/Ba1)(b) (1M LIBOR + 1.750%)
	3,823,623	3.416	03/01/27	3,533,677
Lorca Holdco Ltd. (NR/NR)(c)
EUR	7,000,000	0.000	09/17/27	6,561,739
Mediaocean LLC (B/B2)(b) (1M LIBOR + 3.500%)
	$9,276,750	5.166	12/15/28	8,710,868
MLN US Holding Co. LLC (CCC/B3)(b) (1M LIBOR + 4.500%)
	2,674,726	5.620	11/30/25	1,730,547
Numericable Group SA (B/B2)(b) (1M LIBOR + 2.750%)
	10,637,098	3.989	07/31/25	9,639,870
Project Alpha Intermediate Holding, Inc. (B/B3)(b) (1M LIBOR + 4.000%)
	10,808,553	5.670	04/26/24	10,355,998
PUG LLC (B-/B3)(b) (1M LIBOR + 3.500%)
	9,076,503	5.166	02/12/27	8,168,853
Sorenson Communications LLC (B/B2)(b) (6M LIBOR + 5.500%)
	3,193,750	7.750	03/17/26	3,105,922
Telesat Canada (B/B2)(b) (1M LIBOR + 2.750%)
	1,334,037	4.420	12/07/26	922,153
Voyage Australia Pty Ltd. (BB-/B1)(b) (1M LIBOR + 3.500%)
	4,322,350	4.563	07/20/28	4,033,314

				179,404,455

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a)– (continued)
Textiles(b) – 0.4%
Fanatics Holdings, Inc. (BB-/Ba3) (1M LIBOR + 3.250%)
	$10,168,900	4.916%	11/24/28	$ 9,579,917
New Trojan Parent, Inc. (B/B2) (1M LIBOR + 3.250%)
	6,566,194	4.261	01/06/28	5,838,463
New Trojan Parent, Inc. (CCC+/Caa2) (1M LIBOR + 7.250%)
	1,100,000	8.916	01/05/29	990,000

				16,408,380

Transportation(b) – 1.0%
Kenan Advantage Group, Inc. (B-/B2) (1M LIBOR + 3.750%)
	9,885,189	5.383	03/24/26	9,227,231
Kenan Advantage Group, Inc. (CCC/Caa2) (1M LIBOR + 7.250%)
	2,050,000	8.916	09/01/27	1,845,000
LaserShip, Inc. (B-/B2) (6M LIBOR + 4.500%)
	18,224,021	7.377	05/07/28	16,173,819
LaserShip, Inc. (CCC/Caa2)(d) (6M LIBOR + 7.500%)
	10,556,288	10.377	05/07/29	10,239,600
XPO Logistics, Inc. (BB+/Baa3) (1 Week LIBOR + 1.750%)
	4,550,000	2.870	02/24/25	4,328,187

				41,813,837

Transportation Services(b) – 0.6%
Dynasty Acquisition Co., Inc. (B-/B3)
(1M LIBOR + 3.500%)
	9,439,991	5.166	04/06/26	8,680,072
(1M LIBOR + 3.500%)
	5,075,264	5.166	04/06/26	4,666,705
MH Sub I LLC (B/B2)
(1M LIBOR + 3.750%)
	7,390,756	5.416	09/13/24	6,942,728
(1M LIBOR + 3.750%)
	3,500,228	5.416	09/13/24	3,289,339
MH Sub I LLC (B/Caa2) (1M LIBOR + 6.250%)
	600,000	7.916	02/23/29	562,998
Radar Bidco S.a.r.l. (NR/NR) (6M EURIBOR + 9.000%)
EUR	1,232,575	5.500	12/16/24	1,288,990

				25,430,832

TOTAL BANK LOANS (Cost $4,183,256,355)				$3,868,505,729

Corporate Obligations – 6.5%
Aerospace & Defense(e) – 0.1%
Spirit AeroSystems, Inc. (CCC+/Caa1)
	$2,790,000	4.600%	06/15/28	$ 2,079,443

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(e) – (continued)
TransDigm, Inc. (B-/B3)
$1,405,000	4.625%	01/15/29	$ 1,131,123

			3,210,566

Airlines(f) – 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba2)
1,225,000	5.500	04/20/26	1,128,605
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (NR/Ba3)(e)
7,050,000	5.750	01/20/26	6,317,646

			7,446,251

Automotive – 0.3%
Dornoch Debt Merger Sub, Inc. (CCC/Caa1)(e)(f)
5,970,000	6.625	10/15/29	4,391,532
Ford Motor Co. (BB+/Ba2)(g)
1,331,000	0.000	03/15/26	1,213,872
Ford Motor Credit Co. LLC (BB+/Ba2)(e)
650,000	4.687	06/09/25	621,881
4,677,000	4.950	05/28/27	4,340,537
Tenneco, Inc. (B+/Ba3)(e)(f)
3,510,000	5.125	04/15/29	3,301,506

			13,869,328

Banks(e)(f) – 0.1%
Freedom Mortgage Corp. (B/B2)
3,120,000	6.625	01/15/27	2,316,881

Biotechnology(e)(f) – 0.0%
Grifols Escrow Issuer SA (B/B3)
1,665,000	4.750	10/15/28	1,444,104

Chemicals(e)(f) – 0.6%
Axalta Coating Systems LLC (BB-/B1)
888,000	3.375	02/15/29	725,301
Diamond BC BV (B/Caa1)
1,055,000	4.625	10/01/29	843,483
Herens Holdco S.a.r.l. (B/B2)
4,200,000	4.750	05/15/28	3,502,422
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (B-/Caa1)
$553,000	9.000	07/01/28	438,573
Olympus Water US Holding Corp. (B-/B2)
5,925,000	4.250	10/01/28	4,646,918

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(e)(f) – (continued)
Polar US Borrower LLC/Schenectady International Group, Inc. (CCC+/Caa2)(h)
	$9,085,000	6.750%	05/15/26	$ 6,395,386
Rayonier AM Products, Inc. (B+/B1)
	240,000	7.625	01/15/26	202,387
The Chemours Co. (BB/B1)
	1,445,000	5.750	11/15/28	1,231,343
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (B/B2)
	2,795,000	5.125	04/01/29	2,017,375
WR Grace Holdings LLC (B/B3)
	5,200,000	4.875	06/15/27	4,524,312

				24,527,500

Commercial Services(e)(f) – 0.4%
APi Group DE, Inc. (B/B1)
	4,434,000	4.125	07/15/29	3,580,987
APX Group, Inc. (CCC/Caa1)(h)
	4,060,000	5.750	07/15/29	3,152,143
CoreLogic, Inc. (B-/B2)
	3,400,000	4.500	05/01/28	2,650,096
HealthEquity, Inc. (B/B3)
	981,000	4.500	10/01/29	858,709
MPH Acquisition Holdings LLC (B+/Ba3)
	1,425,000	5.500	09/01/28	1,269,746
NESCO Holdings II, Inc. (B/B3)
	669,000	5.500	04/15/29	562,522
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. (B/B1)
	3,450,000	4.000	06/15/29	2,450,846
Sabre Global, Inc. (B/Ba3)
	416,000	9.250	04/15/25	401,685
The ADT Security Corp. (BB-/Ba3)
	3,802,000	4.125	08/01/29	3,121,822
Verisure Midholding AB (CCC+/Caa1)
EUR	1,075,000	5.250	02/15/29	858,665

				18,907,221

Distribution & Wholesale(e)(f) – 0.2%
American Builders & Contractors Supply Co., Inc. (B+/B1)
	$6,950,000	3.875	11/15/29	5,529,281

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Distribution & Wholesale(e)(f) – (continued)
BCPE Empire Holdings, Inc. (CCC/Caa2)
$1,446,000	7.625%	05/01/27	$ 1,177,348

			6,706,629

Diversified Financial Services(e)(f) – 0.5%
Castlelake Aviation Finance DAC (B+/B2)
5,295,000	5.000	04/15/27	4,432,497
Jane Street Group/JSG Finance, Inc. (BB-/Ba2)
3,808,000	4.500	11/15/29	3,377,277
LPL Holdings, Inc. (BB/Ba2)
2,489,000	4.000	03/15/29	2,141,013
PennyMac Financial Services, Inc. (BB-/Ba3)
2,330,000	4.250	02/15/29	1,724,200
United Wholesale Mortgage LLC (NR/Ba3)
3,330,000	5.500	04/15/29	2,549,581
VistaJet Malta Finance PLC/XO Management Holding, Inc. (B-/Caa1)
6,805,000	7.875	05/01/27	6,004,120
2,965,000	6.375	02/01/30	2,373,275

			22,601,963

Electrical Components & Equipment(e)(f) – 0.1%
Energizer Holdings, Inc. (B/B2)
2,555,000	6.500	12/31/27	2,238,027
3,100,000	4.375	03/31/29	2,379,374

			4,617,401

Electronics(e)(f) – 0.0%
Atkore, Inc. (BB/Ba2)
1,031,000	4.250	06/01/31	861,493
II-VI, Inc. (B+/B2)
1,300,000	5.000	12/15/29	1,139,437

			2,000,930

Engineering & Construction(e) – 0.2%
AECOM (BB-/Ba3)
7,525,000	5.125	03/15/27	7,112,479
Brundage-Bone Concrete Pumping Holdings, Inc. (B/B3)(f)
343,000	6.000	02/01/26	292,799
Great Lakes Dredge & Dock Corp. (B/B2)(f)
726,000	5.250	06/01/29	630,248

			8,035,526

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(e)(f) – 0.2%
Boyne USA, Inc. (B/B1)
$2,615,000	4.750%	05/15/29	$ 2,249,162
Caesars Entertainment, Inc. (CCC+/Caa1)
2,215,000	4.625	10/15/29	1,728,608
Lions Gate Capital Holdings LLC (CCC+/B3)
4,015,000	5.500	04/15/29	3,132,503
WMG Acquisition Corp. (BB+/Ba3)
3,000,000	3.750	12/01/29	2,516,010

			9,626,283

Environmental(e)(f) – 0.0%
Madison IAQ LLC (B/B1)
1,200,000	4.125	06/30/28	994,128

Food & Drug Retailing(e)(f) – 0.1%
Performance Food Group, Inc. (B+/B2)
1,675,000	4.250	08/01/29	1,399,245
United Natural Foods, Inc. (B-/B2)
2,750,000	6.750	10/15/28	2,575,072
US Foods, Inc. (B+/B3)
1,605,000	4.625	06/01/30	1,368,343

			5,342,660

Gaming(e) – 0.0%
MGM Resorts International (B+/B1)
2,281,000	4.750	10/15/28	1,919,849

Healthcare Providers & Services(e)(f) – 0.5%
Catalent Pharma Solutions, Inc. (BB-/B1)
785,000	3.125	02/15/29	646,189
1,805,000	3.500	04/01/30	1,481,291
CHS/Community Health Systems, Inc. (B/B2)
5,150,000	5.250	05/15/30	3,930,944
CHS/Community Health Systems, Inc. (CCC/Caa2)
1,125,000	6.125	04/01/30	687,139
DaVita, Inc. (B+/Ba3)
1,420,000	3.750	02/15/31	1,018,083
Medline Borrower LP (B+/B1)
10,100,000	3.875	04/01/29	8,610,048
Tenet Healthcare Corp. (BB-/B1)
5,071,000	6.125	06/15/30	4,753,555

			21,127,249

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance(e)(f) – 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (B/B2)
$2,500,000	4.250%	10/15/27	$ 2,183,050

Internet(e)(f) – 0.2%
ANGI Group LLC (B+/Ba3)(h)
1,055,000	3.875	08/15/28	802,929
Cablevision Lightpath LLC (B+/B1)
2,469,000	3.875	09/15/27	2,031,691
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
1,942,000	3.500	03/01/29	1,638,232
Match Group Holdings II LLC (BB/Ba3)
665,000	3.625	10/01/31	524,080
Twitter, Inc. (BB+/Ba2)
5,515,000	5.000	03/01/30	5,232,632

			10,229,564

Investment Companies(e)(f) – 0.0%
Compass Group Diversified Holdings LLC
873,000	5.250	04/15/29	723,176

Leisure Time(e)(f) – 0.1%
Carnival Corp. (B/B2)
960,000	5.750	03/01/27	693,494
MajorDrive Holdings IV LLC (CCC+/Caa2)
2,543,000	6.375	06/01/29	1,741,497
Royal Caribbean Cruises Ltd. (B/B2)
1,860,000	5.500	04/01/28	1,292,589

			3,727,580

Lodging(e)(f) – 0.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (B/B2)
3,530,000	5.000	06/01/29	2,860,465
Marriott Ownership Resorts, Inc. (B+/B1)
560,000	4.500	06/15/29	466,950
Travel & Leisure Co. (BB-/Ba3)
4,332,000	4.500	12/01/29	3,431,074

			6,758,489

Machinery – Construction & Mining(e)(f) – 0.2%
Vertiv Group Corp. (BB-/B1)
8,450,000	4.125	11/15/28	6,880,243

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media(e) – 0.2%
Diamond Sports Group LLC/Diamond Sports Finance Co. (CCC+/Caa2)(f)
$2,350,000	5.375%		08/15/26	$ 599,603
Diamond Sports Group LLC/Diamond Sports Finance Co. (CCC-/Ca)(f)
3,225,000	6.625		08/15/27	385,484
DISH DBS Corp. (B+/Ba3)(f)
2,675,000	5.250		12/01/26	2,096,237
iHeartCommunications, Inc. (B-/Caa1)
1	8.375		05/01/27	1
Nexstar Media, Inc. (B+/B2)(f)
879,000	4.750		11/01/28	767,912
Scripps Escrow II, Inc. (B/B3)(f)
450,000	5.375		01/15/31	359,262
Scripps Escrow II, Inc. (BB/Ba3)(f)(h)
2,765,000	3.875		01/15/29	2,294,480
Townsquare Media, Inc. (B/B2)(f)
957,000	6.875		02/01/26	863,941
Univision Communications, Inc. (B+/B1)(f)
1,500,000	6.625		06/01/27	1,430,430

				8,797,350

Miscellaneous Manufacturing(e) – 0.0%
Hillenbrand, Inc. (BB+/Ba1)
922,000	3.750		03/01/31	750,508

Oil Field Services(e) – 0.1%
CNX Resources Corp. (BB/B1)(f)
525,000	6.000		01/15/29	488,250
Noble Finance Co. (NR/NR)(i)
(PIK 15.000%, Cash 11.000%)
76,081	11.000	(f)	02/15/28	83,655
(PIK 15.000%, Cash 13.000%)
36,307	11.000		02/15/28	39,921
Sunoco LP/Sunoco Finance Corp. (BB/Ba3)(f)(h)
1,425,000	4.500		04/30/30	1,158,525
Transocean, Inc. (CCC+/Ca)(f)(h)
3,175,000	7.500		01/15/26	2,247,328
Transocean, Inc. (CCC+/Caa3)(f)
2,145,000	11.500		01/30/27	2,005,747

				6,023,426

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(e) – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (BB/Ba2)(f)
	$1,776,000	6.000%		06/15/27	$ 1,757,050
Kleopatra Finco S.a.r.l. (B/B2)
EUR	1,075,000	4.250	(f)	03/01/26	920,771
	2,904,000	4.250		03/01/26	2,487,367
LABL, Inc. (B-/B2)(f)
	$1,905,000	5.875		11/01/28	1,539,983
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. (B+/B1)(f)
	2,940,000	4.375		10/15/28	2,499,500

					9,204,671

Pharmaceuticals(e)(f) – 0.2%
Bausch Health Cos., Inc. (BB-/Ba3)
	9,680,000	6.125		02/01/27	8,249,877
HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)
	2,229,000	4.875		06/01/29	1,537,898

					9,787,775

Pipelines(e)(f) – 0.2%
ITT Holdings LLC (B/B2)
	2,305,000	6.500		08/01/29	1,867,396
NGL Energy Operating LLC/NGL Energy Finance Corp. (BB-/B1)
	6,480,000	7.500		02/01/26	5,831,676

					7,699,072

Real Estate(e)(f) – 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp. (B+/B2)
	5,185,000	5.250		04/15/30	3,837,470

Real Estate Investment Trust(e) – 0.0%
SBA Communications Corp. (BB-/B1)
	605,000	3.125		02/01/29	494,963
Service Properties Trust (BB/Ba3)
	455,000	7.500		09/15/25	420,406

					915,369

Retailing(e)(f) – 0.3%
1011778 BC ULC/New Red Finance, Inc. (BB+/Ba2)
	5,000,000	3.875		01/15/28	4,349,250
Arko Corp. (B-/B3)
	3,276,000	5.125		11/15/29	2,490,939

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(e)(f) – (continued)
Asbury Automotive Group, Inc. (BB/B1)
	$1,420,000	4.625%	11/15/29	$ 1,172,977
Carvana Co. (CCC/Caa2)(h)
	585,000	5.500	04/15/27	379,402
GYP Holdings III Corp. (B/B2)
	790,000	4.625	05/01/29	612,171
LCM Investments Holdings II LLC (BB-/B2)
	2,285,000	4.875	05/01/29	1,748,779
Rite Aid Corp. (CC/B3)(h)
	1,350,000	8.000	11/15/26	1,050,057
Sonic Automotive, Inc. (BB-/B1)
	948,000	4.625	11/15/29	735,269
Specialty Building Products Holdings LLC/SBP Finance Corp. (B-/B3)
	855,000	6.375	09/30/26	709,393

				13,248,237

Software(e)(f) – 0.6%
Castle U.S. Holding Corp. (CCC/Caa2)
	7,910,000	9.500	02/15/28	6,842,941
Minerva Merger Sub, Inc. (CCC/Caa2)
	14,430,000	6.500	02/15/30	12,040,681
Playtika Holding Corp. (B/B2)
	2,317,000	4.250	03/15/29	1,925,914
Rackspace Technology Global, Inc. (B+/B1)
	3,380,000	3.500	02/15/28	2,648,196
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B+/B1)
	5,575,000	3.875	02/01/29	4,669,062

				28,126,794

Telecommunication Services(e)(f) – 0.3%
Altice France SA (B/B2)
	2,936,000	5.500	10/15/29	2,249,152
Ciena Corp. (BB/Ba1)
	485,000	4.000	01/31/30	418,550
Level 3 Financing, Inc. (BB/Ba3)
	1,247,000	3.750	07/15/29	965,652
Lorca Telecom Bondco SA (B/B1)
EUR	5,505,000	4.000	09/18/27	4,847,488

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services(e)(f) – (continued)
Zayo Group Holdings, Inc. (B/B2)
$3,500,000	4.000%	03/01/27	$ 2,903,460
			11,384,302

TOTAL CORPORATE OBLIGATIONS (Cost $341,721,199)			$284,971,545

Asset-Backed Securities(b)(f) – 0.7%
Collateralized Loan Obligations – 0.7%
Golub Capital Partners 48 LP Series 2020-48A, Class D (BBB-/NR) (3M USD LIBOR + 3.800%)
$5,400,000	4.844%	04/17/33	$ 4,787,116
ICG US CLO LLC Series 2015-2RA, Class C (NR/Baa3) (3M USD LIBOR + 3.500%)
2,100,000	4.544	01/16/33	1,921,943
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR (NR/Baa3) (3M USD LIBOR + 3.900%)
2,600,000	4.944	07/15/29	2,296,824
Race Point VIII CLO Ltd. Series 2013-8A, Class DR2 (BBB-/NR) (3M USD LIBOR + 3.500%)
3,235,000	4.978	02/20/30	2,988,137
TCW CLO AMR Ltd. Series 2019-1A, Class DR (BBB-/NR) (3M USD LIBOR + 3.670%)
4,900,000	5.081	08/16/34	4,589,757
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (BBB-/NR) (3M USD LIBOR + 3.720%)
4,000,000	4.764	04/18/36	3,617,908
Tikehau US CLO I Ltd. Series 2021-1A, Class E (NR/Ba3) (3M USD LIBOR + 6.910%)
5,000,000	7.126	01/18/35	4,198,355
Tralee CLO V Ltd. Series 2018-5A, Class DR (BBB-/NR) (3M USD LIBOR + 3.810%)
7,000,000	4.873	10/20/34	6,095,243
Tralee CLO VII Ltd. Series 2021-7A, Class D (BBB-/NR) (3M USD LIBOR + 3.180%)
3,550,000	4.364	04/25/34	3,196,548

TOTAL ASSET-BACKED SECURITIES (Cost $37,309,872)			$ 33,691,831

Shares	Description	Value

Common Stocks – 0.2%
Aerospace & Defense – 0.1%
314,360	Swissport	$ 5,237,994

Media – 0.0%
162,749	Bright Pattern Holding Co.(d)	8,137

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
579,399	Clear Channel Outdoor Holdings, Inc.(j)	$ 619,957
		628,094

Oil, Gas & Consumable Fuels – 0.0%
5,710	Noble Corp.	144,749
Specialty Retail – 0.1%
9,541	Neiman Marcus Group, Inc.	1,660,134

TOTAL COMMON STOCKS (Cost $10,647,091)		$ 7,670,971

Units	Expiration Date	Value

Warrant(j) – 0.0%
Aspect Software, Inc. Class B (NR/NR)(d)
162,749	/ /0	$8,138
Cineworld Group PLC (NR/NR)
174,646	/ /0	18,071
Noble Corp. (NR/NR)
6,436	/ /0	76,415

TOTAL WARRANT		$ 102,624

Shares	Description	Value

Exchange Traded Funds – 1.5%
24,605	Eaton Vance Floating-Rate Income Trust (NR/NR)	289,847
526,082	Invesco Senior Income Trust (NR/NR)	2,046,459
558,847	Invesco Senior Loan ETF (NR/NR)(h)	11,327,829
146,959	Nuveen Credit Strategies Income Fund (NR/NR)	764,187
402,141	Nuveen Floating Rate Income Fund (NR/NR)(h)	3,353,856
414,779	Nuveen Floating Rate Income Opportunity Fund (NR/NR)(h)	3,388,744
1,094,468	SPDR Blackstone Senior Loan ETF (NR/NR)(h)	45,573,647

TOTAL EXCHANGE TRADED FUNDS (Cost $72,402,797)		$ 66,744,569

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(k) – 3.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
135,708,560	1.367%	$ 135,708,560
(Cost $135,708,560)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $4,781,061,739)		$4,397,395,829

TOTAL INVESTMENTS – 100.0% (Cost $4,781,061,739)		$4,397,395,829

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(353,148)

NET ASSETS – 100.0%		$4,397,042,681

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2022. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Security with "Call" features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	All or a portion of security is on loan

(i)	Pay-in-kind securities.

(j)	Security is currently in default and/or non-income producing.

(k)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2022, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Athenahealth, Inc. (B-/B2), due 02/15/29	$724,638	$665,312	$(56,743)
Icebox Holdco III, Inc. (B-/B2), due 12/22/28	934,286	875,893	(58,393)
Pro Mach Group, Inc. (NR/NR), due 08/31/28	226,746	213,424	(13,322)
The Hillman Group, Inc. (NR/NR), due 07/14/28	1,247,601	1,147,586	(81,422)
Trident TPI Holdings, Inc. (NR/NR), due 09/15/28	495,210	463,257	(31,675)

TOTAL	$3,628,480	$3,365,472	$(241,555)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley & Co.	EUR	37,549	USD	39,348	07/28/22	$76
	USD	116,142,771	EUR	109,654,599	07/28/22	1,012,034

TOTAL						$1,012,110

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

Ultra Long U.S. Treasury Bonds	2	09/21/22	$308,688	$(5,303)

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(179)	09/21/22	(22,800,125)	328,664
2 Year U.S. Treasury Notes	(112)	09/30/22	(23,521,750)	111,810
5 Year U.S. Treasury Notes	(1,104)	09/30/22	(123,924,000)	821,400
10 Year U.S. Treasury Notes	(783)	09/21/22	(92,809,969)	951,149
20 Year U.S. Treasury Bonds	(10)	09/21/22	(1,386,250)	24,193

Total				$2,237,216

TOTAL FUTURES CONTRACTS				$2,231,913

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 38	5.000%	5.749%	06/20/27	$30,715	$(845,348)	$829,623	$(1,717,279)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 84.8%
Aerospace & Defense – 1.9%
Lockheed Martin Corp.
$400,000	4.070%		12/15/42	$ 371,256
Northrop Grumman Corp.
1,400,000	4.750		06/01/43	1,342,012
Raytheon Technologies Corp.(a)
1,975,000	4.125		11/16/28	1,951,181
The Boeing Co.(a)
2,075,000	5.040		05/01/27	2,049,809
1,950,000	3.450		11/01/28	1,740,551
1,775,000	3.250		02/01/35	1,351,130
500,000	3.550		03/01/38	364,605
2,200,000	3.375		06/15/46	1,455,630
575,000	3.625		03/01/48	385,032
900,000	3.850		11/01/48	639,720

				11,650,926

Agriculture(a) – 0.5%
Altria Group, Inc.
975,000	4.800		02/14/29	924,017
BAT Capital Corp.
1,025,000	2.789		09/06/24	989,320
200,000	3.557		08/15/27	183,144
1,350,000	2.259		03/25/28	1,129,802

				3,226,283

Automotive – 3.3%
General Motors Co.
2,925,000	6.800	(a)	10/01/27	3,076,515
2,050,000	6.600	(a)	04/01/36	2,078,249
375,000	5.200		04/01/45	315,833
General Motors Financial Co, Inc.(a)
1,750,000	2.700		08/20/27	1,536,675
1,275,000	1.500		06/10/26	1,114,681
2,775,000	4.300		07/13/25	2,731,460
6,191,000	5.250		03/01/26	6,201,401
2,150,000	5.650		01/17/29	2,143,421
650,000	2.350		01/08/31	504,862

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Stellantis Finance US, Inc.(a)(b)
	$900,000	1.711%		01/29/27	$ 784,827

					20,487,924

Banks – 24.0%
ABN AMRO Bank NV(c) (-1x 5 Year EUR Swap + 4.674%)
EUR	600,000	4.375		12/31/99	557,430
AIB Group PLC(b)
	$5,500,000	4.750		10/12/23	5,504,675
Banco Santander SA
	1,000,000	2.746		05/28/25	948,580
	2,400,000	5.179		11/19/25	2,406,504
	1,600,000	4.250		04/11/27	1,543,920
	1,000,000	2.749		12/03/30	794,300
(1 year CMT + 1.600%)
	400,000	3.225	(a)(c)	11/22/32	319,324
Bank of America Corp.
	650,000	4.450		03/03/26	648,258
	1,825,000	6.220		09/15/26	1,913,421
(3M USD LIBOR + 0.990%)
	275,000	2.496	(a)(c)	02/13/31	232,730
(3M USD LIBOR + 1.040%)
	2,863,000	3.419	(a)(c)	12/20/28	2,666,741
(3M USD LIBOR + 1.070%)
	5,356,000	3.970	(a)(c)	03/05/29	5,110,535
(3M USD LIBOR + 1.210%)
	1,350,000	3.974	(a)(c)	02/07/30	1,268,366
(3M USD LIBOR + 1.310%)
	1,950,000	4.271	(a)(c)	07/23/29	1,875,276
(5 year CMT + 1.200%)
	1,875,000	2.482	(a)(c)	09/21/36	1,458,094
(SOFR + 1.010%)
	100,000	1.197	(a)(c)	10/24/26	89,620
(SOFR + 1.330%)
	550,000	2.972	(a)(c)	02/04/33	468,804
(SOFR + 1.580%)
	3,360,000	4.376	(a)(c)	04/27/28	3,310,675
(SOFR + 1.830%)
	550,000	4.571	(a)(c)	04/27/33	535,277
Barclays PLC
	425,000	5.200		05/12/26	423,704
	1,250,000	4.337	(a)	01/10/28	1,195,263
	1,850,000	4.836	(a)	05/09/28	1,780,884
BNP Paribas SA(b)
	775,000	3.375		01/09/25	757,346

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BNP Paribas SA(b) – (continued)
(5 Year USD Swap + 4.149%)
$2,250,000	6.625	%(c)	12/31/99	$ 2,154,600
(SOFR + 1.004%)
4,225,000	1.323	(a)(c)	01/13/27	3,731,097
(SOFR + 1.507%)
370,000	3.052	(a)(c)	01/13/31	320,302
(SOFR + 1.561%)
377,000	3.132	(a)(c)	01/20/33	315,745
BPCE SA(b)
1,625,000	5.700		10/22/23	1,648,741
1,350,000	4.625		09/12/28	1,310,054
(SOFR + 1.730%)
1,375,000	3.116	(a)(c)	10/19/32	1,106,806
Citigroup, Inc.
575,000	3.400		05/01/26	556,387
1,475,000	4.450		09/29/27	1,450,161
925,000	4.750		05/18/46	831,131
(3M USD LIBOR + 1.192%)
1,061,000	4.075	(a)(c)	04/23/29	1,009,467
(3M USD LIBOR + 1.563%)
2,675,000	3.887	(a)(c)	01/10/28	2,568,134
(SOFR + 1.351%)
1,500,000	3.057	(a)(c)	01/25/33	1,274,100
(SOFR + 1.422%)
1,025,000	2.976	(a)(c)	11/05/30	894,497
(SOFR + 2.086%)
2,330,000	4.910	(a)(c)	05/24/33	2,300,036
(SOFR + 3.914%)
675,000	4.412	(a)(c)	03/31/31	646,475
Cooperatieve Rabobank UA
1,725,000	3.750		07/21/26	1,644,374
(1 year CMT + 0.550%)
900,000	1.106	(a)(b)(c)	02/24/27	794,988
Credit Agricole SA
1,950,000	4.375		03/17/25	1,917,571
(5 Year USD Swap + 4.319%)
500,000	6.875	(b)(c)	12/31/99	483,010
(SOFR + 1.676%)
2,325,000	1.907	(a)(b)(c)	06/16/26	2,140,883
Credit Suisse AG
3,300,000	6.500	(b)	08/08/23	3,304,653
1,090,000	1.250		08/07/26	953,172
Credit Suisse Group AG
884,000	4.550		04/17/26	863,226
5,220,000	4.282	(a)(b)	01/09/28	4,884,041
Deutsche Bank AG(a)(c)
(SOFR + 1.870%)
6,300,000	2.129		11/24/26	5,600,070

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Deutsche Bank AG(a)(c) – (continued)
(SOFR + 2.257%)
$1,350,000	3.742%		01/07/33	$ 998,096
Discover Bank(a)
2,125,000	4.650		09/13/28	2,043,804
First Horizon Corp.(a)
1,750,000	4.000		05/26/25	1,716,505
First-Citizens Bank & Trust Co.(a)(c) (SOFR + 1.715%)
2,850,000	2.969		09/27/25	2,729,929
HSBC Bank USA NA
800,000	5.625		08/15/35	807,880
300,000	7.000		01/15/39	353,736
HSBC Holdings PLC
600,000	7.625		05/17/32	686,850
(3M USD LIBOR + 1.211%)
1,075,000	3.803	(a)(c)	03/11/25	1,060,068
(3M USD LIBOR + 1.348%)
1,875,000	4.292	(a)(c)	09/12/26	1,834,125
(SOFR + 1.538%)
1,225,000	1.645	(a)(c)	04/18/26	1,123,742
(SOFR + 1.929%)
1,650,000	2.099	(a)(c)	06/04/26	1,526,085
(SOFR + 2.530%)
1,625,000	4.762	(a)(c)	03/29/33	1,500,915
ING Groep NV(a)(c)
(1 Year CMT + 1.100%)
3,625,000	1.400	(b)	07/01/26	3,290,702
(SOFR + 1.005%)
1,725,000	1.726		04/01/27	1,541,270
(SOFR + 1.830%)
850,000	4.017		03/28/28	811,155
JPMorgan Chase & Co.(c)
(3M USD LIBOR + 1.245%)
925,000	3.960	(a)	01/29/27	904,946
(3M USD LIBOR + 1.360%)
1,550,000	3.882	(a)	07/24/38	1,367,007
(SOFR + 1.260%)
1,150,000	2.963	(a)	01/25/33	987,448
(SOFR + 1.560%)
3,850,000	4.323	(a)	04/26/28	3,790,979
(SOFR + 1.800%)
3,400,000	4.586	(a)	04/26/33	3,343,220
(SOFR + 2.040%)
400,000	2.522	(a)	04/22/31	340,984
(SOFR + 2.515%)
2,500,000	2.956	(a)	05/13/31	2,163,450
(SOFR + 3.125%)
737,000	4.600		12/31/99	624,983
KeyCorp.(a)(c) (SOFRINDX + 2.060%)
80,000	4.789		06/01/33	78,869
Lloyds Banking Group PLC
1,875,000	4.582		12/10/25	1,840,556
371,000	4.650		03/24/26	364,114

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Lloyds Banking Group PLC – (continued)
(1 year CMT + 0.850%)
$350,000	1.627	%(a)(c)	05/11/27	$ 311,290
Macquarie Bank Ltd.(a)(b)(c) (5 year CMT + 1.700%)
975,000	3.052		03/03/36	782,340
Macquarie Group Ltd.(a)(b)(c)
(3M USD LIBOR + 1.372%)
1,900,000	3.763		11/28/28	1,788,166
(SOFR + 1.069%)
2,550,000	1.340		01/12/27	2,247,493
Morgan Stanley(a)(c)(SOFR + 1.610%)
1,900,000	4.210		04/20/28	1,858,770
Morgan Stanley, Inc.(a)(c)
(SOFR + 1.360%)
1,425,000	2.484		09/16/36	1,095,725
(3M USD LIBOR + 1.455%)
2,720,000	3.971		07/22/38	2,432,414
(3M USD LIBOR + 1.628%)
1,950,000	4.431		01/23/30	1,892,689
(SOFR + 1.143%)
650,000	2.699		01/22/31	563,511
(SOFR + 1.290%)
2,950,000	2.943		01/21/33	2,528,976
Natwest Group PLC(a)(c) (3M USD LIBOR + 1.762%)
700,000	4.269		03/22/25	692,671
Regions Financial Corp.(a)
1,100,000	1.800		08/12/28	935,451
Santander Holdings USA, Inc.(a)(c) (SOFR + 1.249%)
425,000	2.490		01/06/28	375,092
Santander UK Group Holdings PLC(a)(c)
(3M USD LIBOR + 1.400%)
325,000	3.823		11/03/28	302,058
(SOFR + 1.220%)
550,000	2.469		01/11/28	487,834
The Toronto-Dominion Bank
1,850,000	4.456		06/08/32	1,829,336
Wells Fargo & Co.(a)(c)
(3M USD LIBOR + 1.170%)
2,350,000	3.196		06/17/27	2,227,588
(3M USD LIBOR + 1.310%)
2,573,000	3.584		05/22/28	2,436,965
(SOFR + 1.510%)
1,325,000	3.526		03/24/28	1,257,306
(SOFR + 2.000%)
2,025,000	2.188		04/30/26	1,898,356
Wells Fargo Bank NA
824,000	5.950		08/26/36	885,174
Westpac Banking Corp.(a)(c)
(5 year CMT + 1.350%)
1,000,000	2.894		02/04/30	947,680
(5 Year CMT + 2.000%)
1,300,000	4.110		07/24/34	1,189,344

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Westpac Banking Corp.(a)(c) – (continued)
(5 Year USD ICE Swap + 2.236%)
$625,000	4.322%		11/23/31	$ 601,950

				149,913,045

Beverages – 2.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
1,850,000	4.700		02/01/36	1,775,852
4,550,000	4.900		02/01/46	4,291,423
Anheuser-Busch InBev Finance, Inc.(a)
600,000	4.700		02/01/36	575,430
Anheuser-Busch InBev Worldwide, Inc.
1,850,000	4.750	(a)	01/23/29	1,885,261
175,000	5.450	(a)	01/23/39	177,744
875,000	4.950		01/15/42	833,936
600,000	4.600	(a)	04/15/48	540,240
825,000	5.550	(a)	01/23/49	843,043
Bacardi Ltd.(a)(b)
700,000	5.300		05/15/48	657,741
Constellation Brands, Inc.(a)
350,000	4.650		11/15/28	345,755
50,000	4.500		05/09/47	44,417
JDE Peet’s NV(a)(b)
675,000	2.250		09/24/31	524,043
Keurig Dr Pepper, Inc.(a)
325,000	4.500		11/15/45	286,988
800,000	4.500		04/15/52	704,552

				13,486,425

Biotechnology(a) – 0.6%
Amgen, Inc.
175,000	4.400		05/01/45	158,870
442,000	4.200		02/22/52	387,793
CSL Finance PLC(b)
725,000	4.250		04/27/32	708,891
300,000	4.625		04/27/42	288,144
Royalty Pharma PLC
550,000	1.200		09/02/25	492,756
2,050,000	1.750		09/02/27	1,748,670

				3,785,124

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – 0.5%
Carrier Global Corp.
$1,525,000	2.493%	02/15/27	$ 1,391,700
525,000	3.377	04/05/40	412,330
Fortune Brands Home & Security, Inc.
672,000	4.000	03/25/32	595,002
Masco Corp.
1,000,000	1.500	02/15/28	839,640

			3,238,672

Chemicals(a) – 1.4%
Celanese US Holdings LLC
2,300,000	3.500	05/08/24	2,268,950
DuPont de Nemours, Inc.
2,025,000	4.725	11/15/28	2,033,161
125,000	5.319	11/15/38	123,678
Huntsman International LLC
1,050,000	4.500	05/01/29	987,913
1,025,000	2.950	06/15/31	851,365
International Flavors & Fragrances, Inc.(b)
1,075,000	3.268	11/15/40	816,645
LYB International Finance B.V.
725,000	4.875	03/15/44	654,298
The Sherwin-Williams Co.
475,000	3.450	06/01/27	453,321
475,000	4.000	12/15/42	388,697

			8,578,028

Commercial Services – 1.1%
Ashtead Capital, Inc.(a)(b)
1,225,000	1.500	08/12/26	1,066,644
525,000	2.450	08/12/31	401,609
CoStar Group, Inc.(a)(b)
2,225,000	2.800	07/15/30	1,870,268
DP World Ltd.
360,000	5.625	09/25/48	336,218
Global Payments, Inc.(a)
1,150,000	4.450	06/01/28	1,104,886
PayPal Holdings, Inc.(a)
1,100,000	4.400	06/01/32	1,088,725
1,100,000	5.050	06/01/52	1,092,960

			6,961,310

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers – 3.9%
Amdocs Ltd.(a)
$1,025,000	2.538%	06/15/30	$ 868,595
Apple, Inc.
1,102,000	3.850	05/04/43	1,013,972
Dell International LLC/EMC Corp.(a)
3,855,000	6.020	06/15/26	3,998,367
375,000	4.900	10/01/26	375,289
1,574,000	5.300	10/01/29	1,552,373
225,000	6.200	07/15/30	234,081
709,000	8.100	07/15/36	829,913
Dell, Inc.
2,075,000	7.100	04/15/28	2,258,243
Hewlett Packard Enterprise Co.(a)
7,474,000	4.900	10/15/25	7,605,094
1,050,000	6.200	10/15/35	1,113,084
605,000	6.350	10/15/45	608,594
HP, Inc.(a)
1,325,000	1.450	06/17/26	1,172,294
2,090,000	4.000	04/15/29	1,956,115
IBM Corp.(a)
850,000	3.430	02/09/52	653,633

			24,239,647

Cosmetics/Personal Care(a) – 0.1%
Unilever Capital Corp.
625,000	2.625	08/12/51	452,256

Diversified Financial Services – 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
2,125,000	4.875	01/16/24	2,120,516
3,735,000	6.500	07/15/25	3,817,880
775,000	3.000	10/29/28	651,992
Air Lease Corp.(a)
2,150,000	3.375	07/01/25	2,026,332
4,000,000	2.875	01/15/26	3,672,440
1,475,000	3.750	06/01/26	1,388,476
325,000	3.625	04/01/27	300,606

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Ally Financial, Inc.
$950,000	4.625%		03/30/25	$ 944,158
1,335,000	4.750	(a)	06/09/27	1,282,081
1,875,000	2.200	(a)	11/02/28	1,527,825
Aviation Capital Group LLC(a)(b)
2,675,000	1.950		01/30/26	2,339,742
Avolon Holdings Funding Ltd.(a)(b)
750,000	3.950		07/01/24	722,813
3,750,000	4.250		04/15/26	3,490,837
1,750,000	3.250		02/15/27	1,527,190
Capital One Financial Corp.(a)
915,000	3.750		07/28/26	875,463
Discover Financial Services(a)
800,000	4.100		02/09/27	766,048
Intercontinental Exchange, Inc.(a)
1,295,000	4.350		06/15/29	1,276,896
1,125,000	2.650		09/15/40	823,466
Nomura Holdings, Inc.
2,375,000	1.653		07/14/26	2,083,017
The Western Union Co.(a)
600,000	2.750		03/15/31	493,554

				32,131,332

Electrical – 3.2%
American Electric Power Co., Inc.(a)
350,000	2.300		03/01/30	294,487
Berkshire Hathaway Energy Co.
767,000	6.125		04/01/36	845,740
CMS Energy Corp.(a)
500,000	4.875		03/01/44	476,355
Duke Energy Corp.(a)
400,000	4.800		12/15/45	365,036
Duquesne Light Holdings, Inc.(a)(b)
1,075,000	2.532		10/01/30	887,294
Enel Finance International NV(a)(b)
2,575,000	1.875		07/12/28	2,166,038

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
FirstEnergy Corp.(a)
	$525,000	2.050%		03/01/25	$ 485,363
	475,000	2.650		03/01/30	391,984
NextEra Energy Capital Holdings, Inc.(a)
	2,355,000	1.900		06/15/28	2,049,721
Pacific Gas & Electric Co.(a)
	250,000	2.950		03/01/26	226,385
	675,000	2.100		08/01/27	566,912
Progress Energy, Inc.
	1,400,000	7.000		10/30/31	1,574,720
Public Service Electric & Gas Co.(a)
	975,000	3.950		05/01/42	880,045
Sempra Energy(a)
	2,370,000	3.400		02/01/28	2,238,181
	1,125,000	3.800		02/01/38	948,836
Southern California Edison Co.(a)
	1,625,000	4.200		03/01/29	1,564,924
	275,000	4.050		03/15/42	227,890
The Southern Co.(a)
	3,275,000	3.250		07/01/26	3,136,795
Vistra Operations Co. LLC(a)(b)
	975,000	4.300		07/15/29	874,828

					20,201,534

Engineering & Construction(a) – 0.2%
Cellnex Finance Co. SA
EUR	600,000	1.250		01/15/29	468,673
Mexico City Airport Trust
	$240,000	3.875	(b)	04/30/28	206,400
	800,000	5.500		07/31/47	544,400
	220,000	5.500	(b)	07/31/47	149,710

					1,369,183

Entertainment(a)(b) – 1.1%
Magallanes, Inc.
	450,000	4.054		03/15/29	412,546
	100,000	4.279		03/15/32	89,339
	5,700,000	5.050		03/15/42	4,847,508

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a)(b) – (continued)
Magallanes, Inc. – (continued)
$1,750,000	5.141%	03/15/52	$ 1,469,195

			6,818,588

Environmental(a) – 0.2%
Republic Services, Inc.
850,000	2.375	03/15/33	693,583
Waste Connections, Inc.
525,000	3.200	06/01/32	467,633

			1,161,216

Food & Drug Retailing(a) – 1.1%
Grupo Bimbo SAB de CV
1,070,000	4.700	11/10/47	985,994
Kraft Heinz Foods Co.
3,036,000	3.875	05/15/27	2,937,664
1,960,000	3.750	04/01/30	1,811,256
Sysco Corp.
150,000	6.600	04/01/40	171,808
75,000	4.450	03/15/48	65,487
550,000	6.600	04/01/50	633,985

			6,606,194

Gas(a) – 0.1%
NiSource, Inc.
850,000	3.600	05/01/30	778,923

Healthcare Providers & Services – 1.7%
Centene Corp.(a)
1,250,000	4.250	12/15/27	1,167,200
CommonSpirit Health
150,000	4.350	11/01/42	135,487
HCA, Inc.(a)
2,850,000	5.250	06/15/26	2,829,993
2,930,000	3.500	09/01/30	2,498,528
Novant Health, Inc.(a)
710,000	3.168	11/01/51	551,272
PerkinElmer, Inc.(a)
1,200,000	3.300	09/15/29	1,054,908
STERIS Irish FinCo UnLtd Co.(a)
218,000	2.700	03/15/31	184,027

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
UnitedHealth Group, Inc.(a)
$275,000	4.200%		05/15/32	$ 275,066
1,725,000	2.750		05/15/40	1,343,326
371,000	4.750		05/15/52	371,067

				10,410,874

Home Builders(a) – 0.1%
Lennar Corp.
425,000	5.250		06/01/26	428,600
525,000	4.750		11/29/27	511,334

				939,934

Insurance – 1.4%
American International Group, Inc.
700,000	6.250		05/01/36	787,563
598,000	4.500	(a)	07/16/44	536,179
200,000	4.800	(a)	07/10/45	186,066
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	393,128
323,000	5.031		12/15/46	303,465
Arch Capital Group Ltd.
595,000	7.350		05/01/34	713,798
Corebridge Financial, Inc.(a)(b)
1,190,000	3.900		04/05/32	1,067,835
Great-West Lifeco Finance 2018 LP(a)(b)
459,000	4.047		05/17/28	447,943
MetLife, Inc.
625,000	6.375		06/15/34	723,687
475,000	4.721		12/15/44	454,394
Principal Financial Group, Inc.
150,000	6.050		10/15/36	167,541
Prudential Financial, Inc.
650,000	5.700		12/14/36	709,624
Teachers Insurance & Annuity Association of America(b)
890,000	4.900		09/15/44	865,507
The Hartford Financial Services Group, Inc.
200,000	6.625		04/15/42	223,614
Willis North America, Inc.(a)
1,200,000	2.950		09/15/29	1,027,656

				8,608,000

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – 1.0%
Amazon.com, Inc.
$375,000	4.950%		12/05/44	$ 394,620
575,000	3.100		05/12/51	453,548
Expedia Group, Inc.
775,000	4.625		08/01/27	744,705
400,000	3.250		02/15/30	332,188
725,000	2.950		03/15/31	577,919
Netflix, Inc.(b)
3,515,000	4.875		06/15/30	3,225,856
Prosus NV
200,000	3.680	(b)	01/21/30	159,663
200,000	3.680		01/21/30	159,663
580,000	3.061		07/13/31	426,590

				6,474,752

Investment Companies – 0.7%
Blackstone Private Credit Fund(a)(b)
2,425,000	2.625		12/15/26	2,022,523
125,000	3.250		03/15/27	106,096
FS KKR Capital Corp.(a)
1,375,000	3.400		01/15/26	1,221,674
Huarong Finance II Co. Ltd.
200,000	5.000		11/19/25	188,750
JAB Holdings B.V.(a)(b)
700,000	2.200		11/23/30	549,185

				4,088,228

Iron/Steel – 0.5%
ArcelorMittal SA
950,000	4.550		03/11/26	936,453
Steel Dynamics, Inc.(a)
2,250,000	1.650		10/15/27	1,929,758

				2,866,211

Lodging(a) – 0.7%
Hyatt Hotels Corp.
3,225,000	4.850		03/15/26	3,213,293
Marriott International, Inc.
543,000	4.000		04/15/28	516,263
675,000	4.650		12/01/28	660,170

				4,389,726

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery – Construction & Mining(a)(b) – 0.1%
The Weir Group PLC
$925,000	2.200%		05/13/26	$ 810,476

Machinery-Diversified(a) – 0.0%
Otis Worldwide Corp.
325,000	3.112		02/15/40	252,002

Media – 3.6%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
5,700,000	4.908		07/23/25	5,714,649
1,050,000	3.750		02/15/28	966,693
5,925,000	4.200		03/15/28	5,538,275
625,000	6.384		10/23/35	630,806
300,000	6.484		10/23/45	292,101
Comcast Corp.
150,000	3.250	(a)	11/01/39	123,302
475,000	3.750	(a)	04/01/40	416,604
75,000	4.750		03/01/44	72,347
525,000	3.400	(a)	07/15/46	418,661
Discovery Communications LLC(a)
3,425,000	4.900		03/11/26	3,430,720
Fox Corp.(a)
225,000	5.476		01/25/39	218,509
Paramount Global
425,000	7.875		07/30/30	486,217
925,000	5.850	(a)	09/01/43	863,968
The Walt Disney Co.(a)
1,100,000	4.625		03/23/40	1,076,955
Time Warner Cable LLC(a)
675,000	5.875		11/15/40	619,144
Time Warner Entertainment Co. LP
1,600,000	8.375		07/15/33	1,845,664

				22,714,615

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Mining – 0.8%
Glencore Finance Canada Ltd.(b)
$525,000	5.550%	10/25/42	$ 489,762
Glencore Funding LLC(a)(b)
1,225,000	2.850	04/27/31	1,011,213
725,000	2.625	09/23/31	584,669
Newcrest Finance Pty Ltd.(a)(b)
950,000	3.250	05/13/30	838,023
Newmont Corp.(a)
1,300,000	2.600	07/15/32	1,072,591
Teck Resources Ltd.(a)
950,000	3.900	07/15/30	873,734

			4,869,992

Miscellaneous Manufacturing – 0.8%
GE Capital International Funding Co.
1,700,000	4.418	11/15/35	1,591,081
General Electric Co.
1,400,000	6.750	03/15/32	1,566,138
625,000	6.150	08/07/37	636,325
1,294,000	5.875	01/14/38	1,347,352

			5,140,896

Multi-National(a)(b) – 0.0%
The African Export-Import Bank
200,000	3.798	05/17/31	163,368

Oil Field Services – 1.5%
BP Capital Markets America, Inc.(a)
175,000	4.234	11/06/28	173,877
Continental Resources, Inc.(a)
625,000	4.375	01/15/28	587,419
Lundin Energy Finance B.V.(a)(b)
1,850,000	2.000	07/15/26	1,654,492
Marathon Petroleum Corp.(a)
2,395,000	3.800	04/01/28	2,266,269
Ovintiv Exploration, Inc.(a)
800,000	5.375	01/01/26	810,336
Ovintiv, Inc.
1,025,000	8.125	09/15/30	1,158,639

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Pertamina Persero PT(a)
$370,000	4.175%	01/21/50	$ 288,559
Qatar Energy(a)(b)
200,000	3.125	07/12/41	157,225
530,000	3.300	07/12/51	410,187
Reliance Industries Ltd.(b)
890,000	3.625	01/12/52	657,098
Saudi Arabian Oil Co.
1,100,000	3.500	04/16/29	1,049,125
Shell International Finance B.V.
225,000	6.375	12/15/38	262,008

			9,475,234

Packaging(a) – 0.4%
Berry Global, Inc.
1,800,000	1.570	01/15/26	1,607,058
1,225,000	1.650	01/15/27	1,065,456

			2,672,514

Pharmaceuticals(a) – 1.8%
AbbVie, Inc.
2,275,000	3.200	11/21/29	2,091,703
2,350,000	4.050	11/21/39	2,094,367
775,000	4.875	11/14/48	746,767
Becton Dickinson & Co.
500,000	4.685	12/15/44	463,200
175,000	4.669	06/06/47	163,443
Bristol-Myers Squibb Co.
425,000	4.350	11/15/47	405,008
Cigna Corp.
175,000	4.800	07/15/46	166,693
1,150,000	4.900	12/15/48	1,104,080
CVS Health Corp.
1,125,000	4.875	07/20/35	1,111,286
325,000	4.780	03/25/38	307,622
820,000	5.125	07/20/45	791,612
100,000	5.050	03/25/48	95,675
425,000	4.250	04/01/50	365,407

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – (continued)
Perrigo Finance Unlimited Co.
$1,425,000	4.375%	03/15/26	$ 1,348,107

			11,254,970

Pipelines – 2.9%
Abu Dhabi Crude Oil Pipeline LLC(b)
490,000	4.600	11/02/47	462,376
Enbridge, Inc.(a)
2,125,000	2.500	08/01/33	1,718,466
Energy Transfer LP(a)
1,325,000	2.900	05/15/25	1,260,684
550,000	5.950	12/01/25	568,772
525,000	4.200	04/15/27	504,583
300,000	5.500	06/01/27	304,452
354,000	4.950	05/15/28	346,686
456,000	5.150	03/15/45	390,277
Enterprise Products Operating LLC(a)
575,000	4.800	02/01/49	521,864
Galaxy Pipeline Assets Bidco Ltd.(b)
200,000	2.625	03/31/36	161,663
Kinder Morgan Energy Partners LP
650,000	6.550	09/15/40	675,571
MPLX LP(a)
600,000	2.650	08/15/30	500,928
950,000	4.500	04/15/38	832,732
520,000	5.500	02/15/49	482,981
Plains All American Pipeline LP/PAA Finance Corp.(a)
2,444,000	4.650	10/15/25	2,426,330
325,000	4.500	12/15/26	319,196
Sabine Pass Liquefaction LLC(a)
2,525,000	5.625	03/01/25	2,579,717
900,000	5.000	03/15/27	903,735
Targa Resources Corp.(a)
220,000	4.200	02/01/33	199,269
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
775,000	4.875	02/01/31	706,978
Valero Energy Partners LP(a)
675,000	4.500	03/15/28	665,347

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Western Midstream Operating LP(a)
$725,000	3.600%	02/01/25	$ 670,589
1,000,000	5.450	04/01/44	830,380

			18,033,576

Real Estate Investment Trust(a) – 3.7%
American Homes 4 Rent LP
225,000	2.375	07/15/31	179,757
Camden Property Trust
1,975,000	3.150	07/01/29	1,803,274
Crown Castle International Corp.
2,400,000	3.650	09/01/27	2,270,136
100,000	2.900	04/01/41	72,415
CubeSmart LP
1,200,000	2.500	02/15/32	974,652
Digital Realty Trust LP
425,000	3.700	08/15/27	404,830
Essex Portfolio LP
2,375,000	3.000	01/15/30	2,101,946
GLP Capital LP/GLP Financing II, Inc.
3,186,000	5.375	04/15/26	3,117,883
325,000	5.750	06/01/28	317,366
Healthcare Realty Trust, Inc.
875,000	2.050	03/15/31	686,105
Host Hotels & Resorts LP
950,000	2.900	12/15/31	754,082
Host Hotels & Resorts LP Series F
400,000	4.500	02/01/26	393,904
Invitation Homes Operating Partnership LP
600,000	2.300	11/15/28	504,564
Kimco Realty Corp.
1,100,000	3.800	04/01/27	1,062,699
MPT Operating Partnership LP/MPT Finance Corp.
950,000	4.625	08/01/29	838,717
National Retail Properties, Inc.
1,300,000	3.600	12/15/26	1,252,420
Realty Income Corp.
700,000	3.100	12/15/29	636,818
1,450,000	2.850	12/15/32	1,242,635

GOLDMAN SACHS INVESTMENT EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Spirit Realty LP
$1,125,000	4.000%	07/15/29	$ 1,023,862
VICI Properties LP
1,400,000	4.750	02/15/28	1,337,350
WP Carey, Inc.
1,550,000	3.850	07/15/29	1,445,344
975,000	2.400	02/01/31	796,322
100,000	2.450	02/01/32	80,588

			23,297,669

Retailing(a) – 2.0%
7-Eleven, Inc.(b)
1,280,000	2.500	02/10/41	871,757
40,000	2.800	02/10/51	26,122
AutoNation, Inc.
1,425,000	4.750	06/01/30	1,338,089
25,000	2.400	08/01/31	19,210
Dollar Tree, Inc.
3,400,000	4.000	05/15/25	3,387,556
Lowe’s Cos., Inc.
875,000	1.700	09/15/28	745,903
2,950,000	3.750	04/01/32	2,737,688
375,000	4.250	04/01/52	324,585
McDonald’s Corp.
1,150,000	4.700	12/09/35	1,145,630
Starbucks Corp.
917,000	4.500	11/15/48	835,094
Target Corp.
600,000	2.950	01/15/52	453,834
The Home Depot, Inc.
500,000	4.875	02/15/44	508,075
Walgreens Boots Alliance, Inc.
253,000	4.100	04/15/50	199,642

			12,593,185

Savings & Loans(a)(b)(c) – 0.4%
Nationwide Building Society(3M USD LIBOR + 1.855%)
2,525,000	3.960	07/18/30	2,352,593

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(a) – 2.1%
Broadcom, Inc.(b)
$850,000	4.150%	04/15/32	$ 769,539
1,800,000	3.419	04/15/33	1,488,006
3,599,000	3.469	04/15/34	2,919,185
3,126,000	3.137	11/15/35	2,387,795
914,000	3.187	11/15/36	694,265
950,000	3.500	02/15/41	716,414
Micron Technology, Inc.
450,000	4.975	02/06/26	454,572
725,000	2.703	04/15/32	578,949
NXP B.V./NXP Funding LLC/NXP USA, Inc.
550,000	3.875	06/18/26	530,579
1,125,000	3.400	05/01/30	1,002,184
525,000	4.400	06/01/27	519,094
Skyworks Solutions, Inc.
1,200,000	3.000	06/01/31	977,748

			13,038,330

Software(a) – 1.4%
Oracle Corp.
1,267,000	2.800	04/01/27	1,157,455
1,050,000	2.950	04/01/30	896,280
2,250,000	2.875	03/25/31	1,853,865
1,200,000	3.600	04/01/40	898,728
VMware, Inc.
1,400,000	1.800	08/15/28	1,163,134
1,200,000	2.200	08/15/31	943,920
Workday, Inc.
825,000	3.700	04/01/29	773,256
1,375,000	3.800	04/01/32	1,257,300

			8,943,938

Telecommunication Services – 6.3%
AT&T, Inc.(a)
840,000	2.300	06/01/27	767,180
250,000	1.650	02/01/28	216,038
1,825,000	2.750	06/01/31	1,577,147

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
AT&T, Inc.(a) – (continued)
$486,000	2.550%		12/01/33	$ 394,156
1,350,000	4.500		05/15/35	1,279,894
175,000	4.900		08/15/37	173,423
925,000	4.850		03/01/39	882,524
925,000	3.500		06/01/41	739,352
125,000	4.300		12/15/42	108,628
75,000	4.350		06/15/45	65,456
175,000	4.750		05/15/46	162,318
775,000	5.150		11/15/46	765,095
875,000	3.500		09/15/53	663,574
Deutsche Telekom International Finance B.V.(a)(b)
2,825,000	4.375		06/21/28	2,815,084
Rogers Communications, Inc.(a)(b)
650,000	4.500		03/15/42	578,533
1,050,000	4.550		03/15/52	925,890
T-Mobile USA, Inc.(a)
1,975,000	3.500		04/15/25	1,933,722
3,450,000	3.750		04/15/27	3,318,831
2,825,000	3.875		04/15/30	2,637,505
1,055,000	2.875		02/15/31	875,787
5,525,000	3.500		04/15/31	4,783,379
650,000	3.000		02/15/41	482,911
Telefonica Emisiones SA
1,850,000	4.103		03/08/27	1,812,352
Telefonica Europe B.V.
675,000	8.250		09/15/30	807,300
Verizon Communications, Inc.
2,631,000	4.329		09/21/28	2,618,529
1,625,000	3.875	(a)	02/08/29	1,571,099
1,876,000	4.016	(a)	12/03/29	1,820,058
475,000	3.150	(a)	03/22/30	431,823
2,025,000	2.550	(a)	03/21/31	1,731,800
800,000	2.355	(a)	03/15/32	663,640
2,300,000	2.650	(a)	11/20/40	1,686,659
400,000	4.862		08/21/46	394,184

				39,683,871

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – 0.4%
Burlington Northern Santa Fe LLC
$425,000	6.150%		05/01/37	$ 496,821
575,000	5.750	(a)	05/01/40	632,500
525,000	4.450	(a)	01/15/53	507,202
Canadian Pacific Railway Co.(a)
775,000	2.450		12/02/31	664,896
Union Pacific Corp.(a)
275,000	3.550		08/15/39	237,391

				2,538,810

TOTAL CORPORATE OBLIGATIONS (Cost $590,042,790)				$530,700,374

Foreign Debt Obligations – 3.2%
Regional Banks – 0.1%
Korea Development Bank
$790,000	2.000%		02/24/25	$ 759,514

Sovereign – 3.1%
Abu Dhabi Government International Bond
1,680,000	4.125		10/11/47	1,562,190
Chile Government International Bond
150,000	3.625		10/30/42	120,356
Perusahaan Penerbit SBSN Indonesia III
1,580,000	4.550		03/29/26	1,589,677
Republic of Chile(a)
200,000	3.500		01/25/50	154,100
260,000	4.000		01/31/52	215,410
Republic of Indonesia
1,610,000	4.350		01/08/27	1,606,780
350,000	4.350	(b)	01/08/27	349,300
470,000	6.750		01/15/44	537,614
2,070,000	4.350		01/11/48	1,803,715
Republic of Panama
380,000	2.252	(a)	09/29/32	297,065
200,000	3.870		07/23/60	141,913
390,000	4.500		01/19/63	301,665

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Peru(a)
EUR	100,000	1.250%		03/11/33	$ 73,900
	$430,000	2.780		12/01/60	265,740
	220,000	3.230		07/28/21	135,273
Republic of Philippines
EUR	340,000	0.010		02/03/23	353,475
	450,000	0.700		02/03/29	391,203
	$210,000	2.650		12/10/45	143,873
Republic of Qatar(b)
	1,090,000	5.103		04/23/48	1,140,412
Republic of Romania
	660,000	3.000	(b)	02/27/27	581,955
EUR	90,000	2.124	(b)	07/16/31	66,599
	70,000	2.000	(b)	01/28/32	49,827
	$560,000	6.125		01/22/44	491,855
EUR	80,000	4.625	(b)	04/03/49	59,356
Saudi Government International Bond
	$1,490,000	3.250		11/17/51	1,121,225
State of Israel(d)
	200,000	4.500		12/31/99	181,250
United Mexican States(a)
EUR	130,000	1.350		09/18/27	119,034
	$2,540,000	3.250		04/16/30	2,234,089
EUR	1,920,000	1.450		10/25/33	1,368,581
	$802,000	3.500		02/12/34	663,254
	1,399,000	3.771		05/24/61	905,678
	440,000	3.750		04/19/71	278,795

					19,305,159

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $23,633,710)					$ 20,064,673

Municipal Debt Obligations – 0.7%
California – 0.1%
California State GO Bonds Build America Taxable Series 2009
	$455,000	7.300%		10/01/39	$ 588,591

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Illinois – 0.5%
Illinois State GO Bonds Build America Series 2010
$1,625,000	6.630%	02/01/35	$ 1,730,473
Illinois State GO Bonds Taxable-Pension Series 2003
1,360,000	5.100	06/01/33	1,368,282

			3,098,755

New Jersey – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
350,000	7.414	01/01/40	464,487

Pennsylvania – 0.0%
Pennsylvania Commonwealth Financing Authority RB (Taxable) Series A
335,000	2.991	06/01/42	266,932

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,132,248)			$ 4,418,765

Shares	Dividend Rate	Value

Investment Company(e) – 5.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
34,395,730	1.370%	$ 34,395,730
(Cost $34,395,730)

TOTAL INVESTMENTS – 94.2% (Cost $652,204,478)		$ 589,579,542

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.8%		36,163,063

NET ASSETS – 100.0%		$ 625,742,605

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(d)	Actual maturity date is April 03, 2120.

(e)	Represents an affiliated issuer.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	4,216,096	EUR	3,980,998	07/28/22	$36,287

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	427	09/21/22	$65,904,781	$(1,374,713)
2 Year U.S. Treasury Notes	179	09/30/22	37,592,797	30,485
10 Year U.S. Treasury Notes	138	09/21/22	16,357,313	(9,890)
20 Year U.S. Treasury Bonds	98	09/21/22	13,585,250	(177,254)

Total				$(1,531,372)

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(136)	09/21/22	(17,323,000)	85,901
5 Year U.S. Treasury Notes	(489)	09/30/22	(54,890,250)	363,350

Total				$449,251

TOTAL FUTURES CONTRACTS				$(1,082,121)

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24		$17,380		$10,339	$5,836	$4,503
2.587(b)	3M SOFR(b)	11/30/26		6,970	(c)	68,037	1,760	66,277
3M SOFR(b)	2.750%(b)	09/21/27		480	(c)	(1,607)	(13,897)	12,290
3M SOFR(b)	2.500(b)	06/04/29		4,310	(c)	(16,677)	(2,903)	(13,774)
2.570(b)	3M SOFR(b)	06/04/31		11,360	(c)	42,549	11,093	31,456
3M SOFR(b)	2.734(b)	05/15/32		3,110		(14,983)	17,957	(32,940)
1.000(b)	6M EURO(d)	09/21/32	EUR	1,310	(c)	154,827	139,270	15,557
3M SOFR(b)	2.730(b)	06/04/33		$7,210	(c)	(28,977)	(6,124)	(22,853)

TOTAL						$213,508	$152,992	$60,516

(a)	Payments made quarterly.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2022.
(d)	Payments made semi-annually.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	1.139%	06/20/26	$2,375	$(11,475)	$35,004	$(46,479)
CDX.NA.IG Index 34	1.000	0.961	06/20/25	187,200	258,351	2,042,416	(1,784,065)
CDX.NA.IG Index 36	1.000	0.882	06/20/26	173,850	802,627	3,269,131	(2,466,504)
CDX.NA.IG Index 37	1.000	0.946	12/20/26	7,375	18,399	88,873	(70,474)
CDX.NA.IG Index 38	1.000	1.006	06/20/27	20,550	363	141,982	(141,619)
General Electric Co. 2.700%, 10/09/22	1.000	1.537	06/20/26	3,550	(68,757)	40,620	(109,377)
Nordstrom, Inc., 6.950%, 09/15/2022	1.000	3.713	12/20/24	1,125	(69,661)	(18,107)	(51,554)
Nordstrom, Inc., 6.950%, 03/15/22	1.000	3.075	06/20/24	1,825	(70,255)	(3,490)	(66,765)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.417	06/20/24	1,150	13,253	6,773	6,480
Pulte Group, Inc., 3.800%, 06/15/32	5.000	1.983	06/20/26	2,100	231,733	346,595	(114,862)
Republic of Chile, 3.240%, 08/06/2022	1.000	1.129	06/20/27	660	(3,694)	(3,074)	(620)
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.44	06/20/27	1,990	(38,852)	(23,669)	(15,183)
Republic of Peru, 8.750%, 11/21/33	1.000	1.238	06/20/27	1,980	(20,892)	(17,777)	(3,115)
The Boeing Co., 8.750%, 08/15/21	1.000	1.841	06/20/24	1,750	(27,296)	14,976	(42,272)
United Mexican States, 4.150%, 03/28/27	1.000	1.75	06/20/27	2,000	(66,782)	(33,614)	(33,168)

TOTAL				$947,062	$5,886,639		$(4,939,577)

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
9M IRS	Deutsche Bank AG (London)	2.700%	04/28/2023	2,070,000	$2,070,000	$60,080	$76,867	$(16,787)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	19,200,000	19,200,000	4,345	62,400	(58,055)
9M IRS	Deutsche Bank AG (London)	1.850	11/22/2022	19,200,000	$19,200,000	$5,205	$65,138	$(59,933)

				40,470,000	$40,470,000	$69,630	$204,405	$(134,775)

Puts
9M IRS	Deutsche Bank AG (London)	3.000	05/05/2023	2,050,000	$2,050,000	$54,637	$71,717	$(17,080)

Total purchased option contracts				42,520,000	$42,520,000	$124,267	$276,122	$(151,855)

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(19,200,000)	$(19,200,000)	$(1,396)	$(23,040)	$21,644
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(19,200,000)	(19,200,000)	(2,486)	(39,360)	36,874
1Y IRS	Deutsche Bank AG (London)	1.599	11/22/2022	(19,200,000)	(19,200,000)	(3,039)	(42,068)	39,029
1Y IRS	Deutsche Bank AG (London)	1.348	11/22/2022	(19,200,000)	(19,200,000)	(1,742)	(23,070)	21,328
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(2,070,000)	(2,070,000)	(20,270)	(29,283)	9,013
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(2,070,000)	(2,070,000)	(35,766)	(47,584)	11,818

				(80,940,000)	$(80,940,000)	$(64,699)	$(204,405)	$139,706

Puts
9M IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(2,050,000)	$(2,050,000)	$(31,535)	$(45,372)	$13,837
9M IRS	Deutsche Bank AG (London)	3.891	05/05/2023	(2,050,000)	(2,050,000)	(18,179)	(26,345)	8,166

				(4,100,000)	$(4,100,000)	$(49,714)	$(71,717)	$22,003

Total written option contracts				(85,040,000)	$(85,040,000)	$(114,413)	$(276,122)	$161,709

TOTAL				(42,520,000)	$(42,520,000)	$9,854	$—	$9,854

Abbreviations:
9M IRS	— 9 Months Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rat Swaptions
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
CDX.NA.IG Index 36	— CDX North America Investment Grade Index 36
CDX.NA.IG Index 37	— CDX North America Investment Grade Index 37
CDX.NA.IG Index 38	— CDX North America Investment Grade Index 38

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 74.1%
Benin(a) – 0.2%
Benin Government International Bond (B+/B1)
EUR	120,000	4.950%		01/22/35	$ 81,724

Brazil – 16.1%
Brazil Letras do Tesouro Nacional (NR/NR)
BRL	5,713,000	0.000	(b)	01/01/24	903,773
	537,000	10.000		01/01/31	87,470
Brazil Letras do Tesouro Nacional (BB-/NR)
	13,123,000	0.000	(b)	07/01/22	2,506,164
	4,415,000	0.000	(b)	01/01/23	790,306
	2,518,000	10.000		01/01/29	421,264
Brazil Notas do Tesouro Nacional (BB-/Ba2)
	7,246,000	10.000		01/01/25	1,304,686
	3,182,000	10.000		01/01/27	551,722

					6,565,385

Cameroon(a) – 0.2%
Republic Of Cameroon (B-/NR)
EUR	100,000	5.950		07/07/32	77,404

Chile – 0.9%
Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
CLP	140,000,000	4.700	(a)	09/01/30	136,727
	105,000,000	5.000		03/01/35	100,759
Bonos de la Tesoreria de la Republica en pesos (NR/A1)
	110,000,000	4.500		03/01/26	112,692

					350,178

China – 4.5%
China Government Bond (NR/NR)
CNY	8,690,000	2.850		06/04/27	1,309,425
	1,140,000	3.020		05/27/31	172,010
	170,000	3.860		07/22/49	27,485
	2,200,000	3.390		03/16/50	328,258

					1,837,178

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Colombia – 4.8%
Republic of Colombia (NR/NR)
COP	1,359,500,000	7.000%	03/26/31	$ 246,535
	2,079,500,000	9.250	05/28/42	398,241
	345,700,000	6.250	11/26/25	72,831
	2,765,600,000	5.750	11/03/27	523,252
	976,500,000	7.250	10/18/34	168,155
Republic of Colombia (NR/Baa2)(c)
	1,851,000,000	4.375	03/21/23	428,623
Republic of Colombia (BBB-/Baa2)
	593,000,000	7.500	08/26/26	126,707

				1,964,344

Czech Republic – 3.8%
Czech Republic Government Bond (NR/NR)
CZK	10,850,000	1.250	02/14/25	405,979
	9,040,000	0.250	02/10/27	303,001
	15,380,000	0.050	11/29/29	454,377
	10,330,000	1.750	06/23/32	330,899
	2,600,000	1.500	04/24/40	66,042

				1,560,298

Dominican Republic(a) – 0.2%
Dominican Republic (NR/NR)
DOP	2,770,000	8.000	01/15/27	42,462
	1,490,000	8.000	02/12/27	22,782

				65,244

Egypt – 0.3%
Republic of Egypt (B/B2)
	$200,000	5.800	09/30/27	140,500

Hungary – 3.0%
Hungary Government Bond (NR/NR)
HUF	103,850,000	2.750	12/22/26	218,159
	150,570,000	4.750	11/24/32	309,343
Hungary Government Bond (NR/Baa2)
	144,150,000	1.000	11/26/25	300,246
	59,100,000	3.000	08/21/30	110,188
Hungary Government Bond (BBB/NR)
	65,500,000	3.000	06/26/24	157,077
	30,510,000	3.000	10/27/27	62,705
	35,550,000	6.750	10/22/28	87,086

				1,244,804

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Indonesia – 6.8%
Indonesia Treasury Bond (NR/NR)
IDR	4,944,000,000	8.250%	05/15/29	$ 352,941
	1,914,000,000	6.500	02/15/31	122,697
	10,127,000,000	6.375	04/15/32	640,691
	15,358,000,000	7.500	06/15/35	1,034,519
	1,186,000,000	6.375	07/15/37	72,645
	2,196,000,000	7.500	04/15/40	146,670
Indonesia Treasury Bond (NR/Baa2)
	6,000,000,000	7.000	05/15/27	414,231

				2,784,394

Ivory Coast – 0.3%
Republic of Ivory Coast (BB-/Ba3)
EUR	160,000	5.250	03/22/30	130,920

Mexico – 6.7%
United Mexican States (NR/Baa1)
MXN	4,007,500	5.750	03/05/26	177,114
United Mexican States (BBB+/Baa1)
	15,836,900	7.500	06/03/27	735,729
	4,675,000	8.500	05/31/29	225,794
	10,047,900	7.750	05/29/31	460,155
	4,826,400	10.000	11/20/36	258,906
	10,602,200	8.500	11/18/38	500,531
	8,604,500	7.750	11/13/42	374,331

				2,732,560

Peru – 1.7%
Republic of Peru (BBB+/Baa1)
PEN	1,895,000	5.400	08/12/34	397,848
	1,219,000	6.900	08/12/37	287,532
	40,000	5.350	08/12/40	7,816

				693,196

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Poland – 7.1%
Republic of Poland (NR/NR)
PLN	3,845,000	0.750%		04/25/25	$ 722,205
Republic of Poland (NR/A2)
	360,000	1.750		04/25/32	51,476
Republic of Poland (A/NR)
	1,250,000	2.500		04/25/24	255,673
	1,000,000	2.750		10/25/29	171,214
Republic of Poland (A/A2)
	2,450,000	4.000		10/25/23	524,235
	3,930,000	2.500		07/25/27	702,312
	950,000	2.750		04/25/28	169,868
	2,075,000	1.250		10/25/30	303,309

					2,900,292

Romania – 0.5%
Republic of Romania (BBB-/Baa3)
	180,000	3.000		02/14/31	138,465
EUR	130,000	2.000	(a)	04/14/33	88,024

					226,489

Russia – 0.9%
Russian Federation Bond (NR/NR)
RUB	29,830,000	6.700		03/14/29	46,101
	21,300,000	6.500		02/28/24	32,918
	41,225,000	4.500		07/16/25	63,711
	14,225,000	7.950		10/07/26	21,984
	43,640,000	6.000		10/06/27	67,444
	23,220,000	7.250		05/10/34	35,885
	42,245,000	7.700		03/16/39	65,288
	23,825,000	7.050		01/19/28	36,821

					370,152

Senegal – 0.2%
Republic of Senegal (B+/Ba3)
EUR	100,000	5.375		06/08/37	64,449

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
South Africa – 10.7%
Republic of South Africa (BB/Ba2)
ZAR	11,675,000	10.500%	12/21/26	$ 759,667
	11,445,000	8.000	01/31/30	611,170
	13,375,000	8.875	02/28/35	688,740
	16,965,000	8.500	01/31/37	823,704
	12,484,300	8.750	01/31/44	595,079
	18,460,000	8.750	02/28/48	873,798

				4,352,158

Thailand – 5.1%
Thailand Government Bond (NR/NR)
THB	13,860,000	1.585	12/17/35	316,442
	20,180,000	3.300	06/17/38	546,750
	1,220,000	3.600	06/17/67	26,699
Thailand Government Bond (NR/Baa1)
	17,714,878	1.250	03/12/28	512,602
	22,600,000	3.775	06/25/32	689,074

				2,091,567

Ukraine(a) – 0.1%
Ukraine Government Bond (CCC+/NR)
EUR	100,000	4.375	01/27/30	25,151

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $37,083,393)				$30,258,387

Corporate Obligations – 2.7%
Burundi – 1.3%
The African Export-Import Bank (NR/Baa1)(a)(c)
	$200,000	3.798%	05/17/31	$163,368
The Eastern & Southern African Trade & Development Bank (NR/Baa3)
	390,000	4.875	05/23/24	365,582

				528,950

China(d) – 0.0%
NIO, Inc. (NR/NR)
	10,000	0.500	02/01/27	7,626

Israel(a)(c) – 0.1%
Leviathan Bond Ltd. (BB-/Ba3)
	50,000	5.750	06/30/23	49,206

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Mexico – 0.1%
Petroleos Mexicanos (BBB/Ba3)
	$30,000	6.500%	03/13/27	$ 25,898

Thailand(a)(c) – 0.4%
GC Treasury Center Co. Ltd. (BBB/Baa2)
	200,000	2.980	03/18/31	166,787

Venezuela – 0.8%
Petroleos de Venezuela SA (NR/NR)
	9,280,000	6.000	10/28/22	324,800

TOTAL CORPORATE OBLIGATIONS (Cost $4,020,238)				$ 1,103,267

Structured Notes – 5.2%
United States – 5.2%
Republic of Columbia (Issuer Citibank NA) (NR/NR)
COP	4,226,000,000	11.000%	07/25/24	$ 1,013,763
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)(a)
EGP	6,000,000	14.060	01/14/26	306,977
	2,750,000	14.060	01/14/26	140,698
	2,025,000	14.060	01/14/26	103,605
	1,500,000	14.060	01/14/26	76,744
IDR	7,753,000,000	6.500	02/15/31	497,004

TOTAL STRUCTURED NOTES (Cost $3,906,190)				$ 2,138,791

Shares	Dividend Rate	Value

Investment Company(e) – 11.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,753,662	1.367%	$ 4,753,662
(Cost $4,753,662)

TOTAL INVESTMENTS – 93.7% (Cost $49,763,483)		$38,254,107

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.3%		2,570,201

NET ASSETS – 100.0%		$40,824,308

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2022.

(e)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
NR	— Not Rated
PLC	— Public Limited Company
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	USD	224,000	MYR	985,869	07/22/22	$18
JPMorgan Securities, Inc.	BRL	789,161	USD	150,132	07/05/22	430
	BRL	920,224	USD	173,300	07/29/22	923
	BRL	187,676	USD	35,498	08/02/22	3
	CAD	111,162	EUR	80,872	09/21/22	1,116
	CAD	231,626	USD	178,867	09/21/22	1,104
	CHF	1,118,082	EUR	1,100,044	07/14/22	18,341
	CHF	349,950	EUR	342,922	07/21/22	7,187
	CHF	737,212	EUR	726,208	07/25/22	11,138
	CHF	285,469	EUR	281,609	07/29/22	3,890
	CHF	288,214	EUR	277,927	09/21/22	10,730
	CHF	86,642	GBP	71,161	09/21/22	4,540
	CHF	1,017,635	USD	1,051,472	07/25/22	16,193
	CHF	318,243	USD	328,173	09/21/22	7,191
	CNH	7,090,644	USD	1,055,843	07/11/22	3,526
	CNH	5,141,658	USD	764,451	07/13/22	3,709
	CNH	1,568,841	USD	233,879	09/21/22	388
	CZK	804,372	EUR	31,901	09/21/22	65
	EUR	743,254	CHF	741,331	08/05/22	2,445
	EUR	213,083	NOK	2,152,400	07/05/22	4,831
	EUR	65,968	NOK	673,568	09/21/22	1,031
	EUR	259,630	PLN	1,212,831	07/25/22	2,901
	EUR	88,750	SEK	932,408	07/11/22	1,893
	EUR	98,005	SEK	1,047,481	07/25/22	394
	EUR	96,799	SEK	1,035,927	09/21/22	422
	EUR	98,501	USD	103,074	07/25/22	325
	EUR	241,881	USD	254,504	09/21/22	486
	GBP	1,064,137	USD	1,287,176	07/06/22	8,281
	GBP	754,812	USD	912,538	07/18/22	6,567
	HUF	12,546,002	EUR	31,342	07/14/22	210
	HUF	26,554,373	EUR	65,081	09/21/22	630
	ILS	132,308	USD	37,768	07/11/22	130
	ILS	568,366	USD	162,809	08/05/22	258
	JPY	11,630,827	CAD	110,151	09/21/22	644
	JPY	11,923,409	USD	87,883	07/22/22	114
	KRW	1,225,176,895	USD	947,335	07/05/22	1,277
	KRW	1,274,036,659	USD	981,704	07/08/22	6,853
	KRW	913,522,118	USD	704,239	07/18/22	4,703
	MXN	6,456,220	USD	313,409	07/07/22	7,243
	NOK	3,595,414	USD	362,190	07/05/22	2,859
	NOK	4,483,819	USD	447,658	07/11/22	7,644
	NOK	2,131,453	USD	212,850	07/15/22	3,604
	NZD	1,918,875	USD	1,193,540	07/05/22	4,874
	NZD	2,032,822	USD	1,264,928	07/08/22	4,631
	PEN	1,113,939	USD	289,998	07/20/22	302
	SEK	1,727,984	USD	167,621	07/07/22	1,332
	SEK	882,371	USD	84,177	07/08/22	2,100
	SEK	2,637,331	USD	256,800	07/21/22	1,196
	SEK	1,909,858	USD	185,919	07/22/22	918
	SGD	124,620	EUR	84,797	09/21/22	356
	TWD	11,302,824	USD	379,838	07/05/22	337
	TWD	13,300,769	USD	446,405	07/06/22	980
	TWD	2,828,032	USD	95,015	07/08/22	118
	TWD	9,368,093	USD	315,318	07/21/22	148

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	TWD	21,001,418	USD	706,589	07/25/22	$851
	USD	3,607,104	BRL	17,424,039	07/05/22	282,802
	USD	254,951	BRL	1,340,280	07/15/22	56
	USD	3,170,566	BRL	16,673,329	08/02/22	16,691
	USD	9,438	CAD	11,894	09/21/22	197
	USD	107,472	CLP	90,946,514	08/04/22	9,137
	USD	25,992	CLP	21,876,498	08/05/22	2,343
	USD	88,625	CNH	592,972	07/11/22	33
	USD	1,645,894	COP	6,747,848,692	08/08/22	31,855
	USD	224,114	EUR	213,083	07/05/22	744
	USD	398,156	EUR	377,598	07/21/22	1,894
	USD	1,300,416	EUR	1,234,597	07/25/22	4,434
	USD	91,228	EUR	86,808	08/01/22	65
	USD	660,558	EUR	617,643	09/21/22	9,439
	USD	2,016,924	GBP	1,643,733	07/06/22	15,882
	USD	1,519,290	GBP	1,238,662	07/15/22	11,110
	USD	1,713,354	GBP	1,396,776	07/18/22	12,556
	USD	322,880	GBP	258,204	09/21/22	8,063
	USD	235,577	HUF	87,255,302	09/21/22	8,069
	USD	966,192	IDR	14,213,743,887	07/22/22	16,058
	USD	259,900	IDR	3,853,306,975	08/22/22	2,611
	USD	572,646	ILS	1,961,091	07/11/22	10,910
	USD	388,668	ILS	1,249,969	09/07/22	29,072
	USD	648,728	INR	50,633,989	07/29/22	9,447
	USD	7,812	JPY	1,050,608	07/22/22	58
	USD	1,235,027	KRW	1,568,203,572	07/05/22	20,821
	USD	1,006,977	KRW	1,294,468,496	07/08/22	2,566
	USD	594,457	KRW	739,700,679	07/14/22	20,448
	USD	549,332	MXN	11,037,730	07/07/22	1,138
	USD	33,873	MXN	690,772	09/21/22	48
	USD	583,659	NOK	5,662,654	07/05/22	8,717
	USD	522,134	NOK	5,131,401	07/11/22	1,074
	USD	35,475	NOK	345,761	07/15/22	362
	USD	1,472,886	NZD	2,345,401	07/05/22	8,087
	USD	2,149,521	NZD	3,400,181	07/08/22	26,006
	USD	485,133	NZD	771,277	07/14/22	3,475
	USD	1,055,866	NZD	1,676,771	07/15/22	8,742
	USD	564,584	NZD	899,089	07/18/22	3,129
	USD	1,038,712	NZD	1,612,056	09/21/22	32,866
	USD	137,400	PEN	512,823	07/20/22	3,755
	USD	276,407	PLN	1,194,480	09/21/22	12,926
	USD	166,445	SEK	1,660,368	07/07/22	4,104
	USD	1,893,860	SEK	19,158,113	07/08/22	20,613
	USD	233,788	SEK	2,381,129	07/15/22	906
	USD	293,832	SEK	2,957,343	07/22/22	4,521
	USD	251,050	SEK	2,543,482	07/25/22	2,199
	USD	129,894	SEK	1,299,410	09/21/22	2,423
	USD	157,003	SGD	216,800	09/21/22	868
	USD	121,722	TRY	2,000,481	01/18/23	24,159
	USD	221,611	TRY	3,656,123	01/24/23	44,490
	USD	312,521	TRY	5,656,603	02/08/23	42,971
	USD	615,930	TWD	18,218,021	07/05/22	3,160
	USD	1,238,870	TWD	36,593,223	07/06/22	8,023
	USD	675,419	TWD	19,694,003	07/08/22	12,926
	USD	176,783	TWD	5,243,823	07/21/22	199
	USD	441,667	TWD	13,036,169	07/25/22	2,539
	USD	936,383	ZAR	14,772,266	07/05/22	28,823
	USD	384,280	ZAR	6,217,265	07/29/22	3,297
	USD	666,476	ZAR	10,322,357	09/21/22	37,355
	ZAR	584,313	USD	35,411	07/29/22	394

TOTAL						$1,056,036

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS — (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	1,020,730	USD	734,337	09/21/22	$(29,290)
	BRL	16,636,393	USD	3,190,500	07/05/22	(16,472)
	BRL	782,739	USD	151,944	07/12/22	(2,938)
	BRL	929,484	USD	179,396	07/15/22	(2,625)
	BRL	781,095	USD	147,907	08/01/22	(114)
	BRL	553,855	USD	105,123	08/02/22	(357)
	CHF	1,193,575	EUR	1,196,327	07/21/22	(3,537)
	CHF	260,698	EUR	260,930	08/05/22	(392)
	CHF	80,566	USD	84,937	09/21/22	(36)
	CLP	480,469,300	USD	558,197	08/04/22	(38,693)
	CLP	67,765,720	USD	77,424	08/05/22	(4,167)
	CNH	15,394,745	USD	2,302,413	09/21/22	(3,587)
	COP	815,274,124	USD	197,452	08/08/22	(2,443)
	CZK	6,918,845	USD	294,341	09/21/22	(4,517)
	EUR	1,013,992	CHF	1,025,950	07/14/22	(12,011)
	EUR	1,640,737	CHF	1,666,505	07/21/22	(26,136)
	EUR	1,071,157	CHF	1,094,840	07/25/22	(24,248)
	EUR	330,841	CHF	334,710	07/29/22	(3,871)
	EUR	166,066	CHF	173,477	09/21/22	(7,743)
	EUR	54,766	CZK	1,360,550	07/14/22	(67)
	EUR	31,522	CZK	784,897	07/28/22	(11)
	EUR	33,850	CZK	854,032	09/21/22	(90)
	EUR	80,937	HUF	32,878,899	09/21/22	(405)
	EUR	81,919	JPY	11,709,801	09/21/22	(457)
	EUR	98,877	PLN	467,760	07/25/22	(200)
	EUR	329,988	USD	347,381	07/21/22	(1,082)
	EUR	19,729	USD	20,795	08/01/22	(76)
	EUR	162,082	USD	171,653	09/21/22	(786)
	GBP	579,595	USD	708,408	07/06/22	(2,822)
	GBP	1,000,595	USD	1,228,848	07/15/22	(10,537)
	GBP	834,401	USD	1,022,938	07/18/22	(6,923)
	GBP	143,750	USD	176,981	09/21/22	(1,713)
	HUF	59,287,950	EUR	148,115	09/21/22	(1,556)
	IDR	18,379,648,422	USD	1,252,139	07/22/22	(23,529)
	IDR	10,112,852,524	USD	689,583	08/22/22	(14,337)
	ILS	890,038	USD	259,063	07/11/22	(4,119)
	ILS	604,146	USD	175,859	07/15/22	(2,763)
	ILS	1,240,160	USD	372,431	09/21/22	(15,245)
	INR	44,369,184	USD	567,477	07/29/22	(7,292)
	JPY	11,383,184	EUR	80,914	09/21/22	(906)
	JPY	11,519,606	USD	85,856	09/21/22	(451)
	KRW	501,485,456	USD	390,050	07/05/22	(1,767)
	KRW	34,390,615	USD	27,535	07/08/22	(850)
	KRW	1,205,938,742	USD	951,700	07/14/22	(15,891)
	KRW	445,650,597	USD	346,702	07/15/22	(871)
	KRW	423,259,452	USD	328,886	07/18/22	(414)
	MXN	15,592,665	USD	777,697	07/07/22	(3,279)
	MXN	30,189,884	USD	1,508,558	09/21/22	(30,233)
	NOK	4,219,640	USD	433,189	07/05/22	(4,760)
	NOK	3,469,871	USD	354,369	07/11/22	(2,026)
	NOK	1,995,076	USD	203,104	07/15/22	(499)
	NOK	5,263,336	USD	550,996	09/21/22	(15,640)
	NZD	1,111,486	USD	700,668	07/05/22	(6,500)
	NZD	1,591,748	USD	1,015,802	07/08/22	(21,707)
	NZD	602,927	USD	384,065	07/14/22	(7,540)
	NZD	678,366	USD	427,984	07/15/22	(4,352)
	NZD	879,986	USD	549,991	07/18/22	(466)
	NZD	277,250	USD	175,127	09/21/22	(2,136)
	PEN	855,608	USD	229,558	07/20/22	(6,580)
	PHP	4,485,980	USD	84,747	09/01/22	(3,554)
	PLN	401,923	EUR	86,135	07/25/22	(1,062)
	PLN	386,063	USD	88,989	09/21/22	(3,831)
	RON	6,360,035	USD	1,357,966	09/21/22	(27,469)
	SEK	359,718	EUR	33,499	09/21/22	(27)
	SEK	5,163,984	USD	509,912	07/07/22	(5,005)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	SEK	8,531,402	USD	841,226	07/08/22	$(7,040)
	SEK	2,284,357	USD	225,995	07/15/22	(2,578)
	SEK	2,302,981	USD	225,969	07/21/22	(681)
	SEK	10,346,570	USD	1,020,762	07/22/22	(8,579)
	SEK	275,916	USD	27,373	07/25/22	(377)
	SGD	753,015	USD	546,918	09/21/22	(4,610)
	THB	70,112,074	USD	2,017,770	09/21/22	(26,883)
	TRY	1,153,830	USD	68,028	07/28/22	(65)
	TRY	2,000,481	USD	116,246	01/18/23	(18,683)
	TRY	3,656,122	USD	205,446	01/24/23	(28,326)
	TRY	5,656,603	USD	295,693	02/08/23	(26,143)
	TWD	37,000,631	USD	1,252,661	07/05/22	(8,132)
	TWD	20,911,420	USD	707,549	07/06/22	(4,173)
	TWD	13,222,014	USD	452,756	07/08/22	(7,976)
	TWD	22,332,104	USD	753,748	07/18/22	(1,906)
	TWD	2,637,064	USD	88,805	07/21/22	(3)
	USD	393,538	AUD	571,977	09/21/22	(1,542)
	USD	289	BRL	1,514	07/05/22	—
	USD	257,136	BRL	1,358,192	07/12/22	(1,416)
	USD	1,069,684	CNH	7,184,750	07/11/22	(3,745)
	USD	176,785	CNH	1,187,197	07/13/22	(582)
	USD	549,936	CNH	3,684,508	07/25/22	(424)
	USD	180,164	CNH	1,209,565	09/21/22	(455)
	USD	310,614	EUR	295,321	09/21/22	(714)
	USD	367,547	GBP	302,287	07/18/22	(536)
	USD	332,918	ILS	1,163,549	07/15/22	(453)
	USD	53,237	INR	4,216,406	07/25/22	(20)
	USD	830,550	KRW	1,078,842,923	07/05/22	(4,761)
	USD	692,943	KRW	893,966,255	07/14/22	(776)
	USD	950,508	KRW	1,234,685,960	07/15/22	(7,625)
	USD	74,815	KRW	96,778,079	07/18/22	(290)
	USD	130,656	KRW	168,166,423	09/21/22	(77)
	USD	86,837	KRW	112,437,828	09/23/22	(579)
	USD	392,537	NOK	3,914,019	07/11/22	(4,905)
	USD	444,857	NOK	4,420,715	07/15/22	(4,076)
	USD	86,703	NOK	855,351	09/21/22	(299)
	USD	425,562	NZD	684,960	07/05/22	(2,223)
	USD	1,193,416	NZD	1,918,875	07/18/22	(4,865)
	USD	62,741	PEN	242,242	07/20/22	(389)
	USD	479,863	SEK	4,928,927	07/08/22	(2,079)
	USD	206,218	SEK	2,118,063	07/21/22	(980)
	USD	305,519	TRY	6,131,254	09/21/22	(36,615)
	USD	1,694,951	TWD	50,483,430	07/05/22	(3,076)
	USD	682,698	TWD	20,302,997	07/06/22	(213)
	USD	379,838	TWD	11,297,317	07/18/22	(503)
	ZAR	15,355,224	USD	960,080	07/05/22	(16,705)
	ZAR	3,932,717	USD	244,296	07/29/22	(3,306)
MS & Co. Int. PLC	MYR	21,247,070	USD	4,849,601	07/22/22	(22,426)
	USD	346,000	MYR	1,525,068	07/22/22	(484)

TOTAL						$(718,297)

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	5	09/21/22	$771,719	$(11,562)
Ultra 10 Year U.S. Treasury Notes	34	09/21/22	4,330,750	(64,569)
5 Year U.S. Treasury Notes	5	09/30/22	561,250	6,554

Total				$(69,577)

Short position contracts:
20 Year U.S. Treasury Bonds	(23)	09/21/22	(3,188,375)	51,377
10 Year U.S. Treasury Notes	(22)	09/21/22	(2,607,688)	17,492

Total				$68,869

TOTAL FUTURES CONTRACTS				$(708)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	3.000%	BofA Securities LLC	12/15/31	MYR	3,400	$(68,102)	$(4,249)	$(63,853)
3M KLIBOR	4.000	BofA Securities LLC	06/15/32		900	(894)	(1,509)	614
3M KLIBOR	3.250	Citibank NA	12/15/31		1,460	(22,141)	(4,892)	(17,249)
3M KLIBOR	3.650	Citibank NA	02/27/24	MYR	3,020	3,343	—	3,343
3M KLIBOR	2.131	Citibank NA	02/02/26		2,240	(28,187)	—	(28,187)
3M KLIBOR	3.693	MS & Co. Int. PLC	03/01/24		5,490	6,656	—	6,656
3M KLIBOR	3.605	MS & Co. Int. PLC	03/06/24		8,470	7,018	—	7,018
3M KLIBOR	3.330	MS & Co. Int. PLC	05/31/24		2,610	(1,434)	—	(1,434)
3M KLIBOR	3.500	MS & Co. Int. PLC	06/16/26		1,030	(15,842)	(7,095)	(8,747)

TOTAL						$(119,583)	$(17,745)	$(101,839)

(a)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Avg(a)	10.565%(a)	01/02/23	BRL	550		$(1,289)	$—	$(1,289)
1M BID Avg(a)	12.400(a)	01/02/23		3,070		2,870	(74)	2,944
5.800%(a)	1M BID Avg(a)	01/02/23		8,000		80,583	1,114	79,469
1M BID Avg(a)	7.200(a)	01/02/23		7,850		(64,946)	241	(65,187)
1M BID Avg(a)	12.300(a)	01/02/24		3,530		(2,564)	(11,036)	8,472
11.905(b)	1M BID Avg(b)	01/02/24		775		1,803	—	1,803
12.185(a)	1M BID Avg(a)	01/02/24		1,050		1,469	—	1,469
3.000(c)	3M KWCDC(c)	06/15/24	KRW	1,641,390		10,647	2,033	8,614
9.500(b)	Mexico Interbank TIIE 28 Days(b)	09/18/24	MXN	29,900	(d)	2,584	3,476	(892)
3M TELBOR(e)	2.500(c)	09/21/24	ILS	17,650	(d)	30,939	74,394	(43,455)
3M LIBOR(e)	2.800(e)	09/21/24		$3,900	(d)	(20,452)	4,041	(24,493)
9.600%(c)	3M CPIBR(c)	09/21/24	COP	6,123,110	(d)	5,065	3,209	1,856
3.200(c)	3M HIBOR(c)	09/21/24	HKD	31,330	(d)	7,188	(14,510)	21,698
7.000(c)	3M JIBAR(c)	09/21/24	ZAR	46,725	(d)	36,246	16,425	19,821
8.200(f)	6M CLICP(f)	09/21/24	CLP	735,610	(d)	(2,903)	153	(3,056)
0.500(e)	6M EURO(f)	09/21/24	EUR	330	(d)	7,539	7,434	105
6.000(e)	6M PRIBO(f)	09/21/24	CZK	66,600	(d)	22,814	36,986	(14,173)
7.500(e)	6M WIBOR(f)	09/21/24	PLN	4,450	(d)	6,791	936	5,856

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS – (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M BUBOR(e)	8.500%(f)	09/21/24	HUF	197,925	(d)	$14,257	$1,852	$12,405
3M CNRR(c)	2.500(c)	12/21/24	CNY	3,180	(d)	384	1,247	(863)
7.500(f)	6M MIBOR(f)	12/21/24	INR	72,530	(d)	(7,767)	(6,549)	(1,218)
1M BID Avg(c)	12.060(c)	01/02/25	BRL	7,830		(16,306)	(75,085)	58,779
1M BID Avg(b)	11.230(b)	01/04/27		3,950		(22,152)	(24,973)	2,821
8.495(a)	1M BID Avg(a)	01/04/27		4,955		98,432	(28,959)	127,391
9.400(c)	3M CPIBR(c)	09/21/27	COP	517,000	(d)	(948)	60	(1,008)
6M CLICP(f)	6.900(f)	09/21/27	CLP	989,980	(d)	13,034	—	13,034
0.750(f)	6M EURO(f)	09/21/27	EUR	240	(d)	13,947	13,234	713
5.000(e)	6M PRIBO(f)	09/21/27	CZK	19,075	(d)	12,391	33,900	(21,509)
7.000(e)	6M WIBOR(f)	09/21/27	PLN	4,475	(d)	(4,815)	5,099	(9,914)
6M BUBOR(f)	7.500(e)	09/21/27	HUF	398,400	(d)	(40,172)	(9,222)	(30,950)
3M CNRR(c)	2.500(c)	12/21/27	CNY	9,210	(d)	(13,030)	(12,878)	(152)
7.500(f)	6M MIBOR(f)	12/21/27	INR	113,950	(d)	(25,697)	(16,601)	(9,096)
0.750(e)	6M EURO(f)	09/21/29	EUR	130	(d)	11,634	10,608	1,026
Mexico IB TIIE 28D(b)	9.030(b)	09/08/32	MXN	29,035	(d)	10,863	(10,937)	21,800
6M EURO(f)	1.000(e)	09/21/32	EUR	640	(d)	(75,641)	(66,814)	(8,827)
3M TELBOR(e)	2.750(c)	09/21/32	ILS	1,400	(d)	9,176	21,036	(11,860)
9.100(c)	3M CPIBR(c)	09/21/32	COP	950,850	(d)	(792)	1,959	(2,751)
2.750(e)	3M LIBOR(e)	09/21/32		$1,550	(d)	9,173	60,885	(51,712)
6M PRIBOR(f)	4.750(e)	09/21/32	CZK	11,900	(d)	(6,254)	(4,777)	(1,477)
6M WIBOR(f)	6.250(e)	09/21/32	PLN	1,500	(d)	(8,698)	(9,024)	326
6.500(f)	6M CLICP(f)	09/21/32	CLP	105,960	(d)	(1,877)	—	(1,877)
6M BUBOR(e)	7.000(f)	09/21/32	HUF	177,725	(d)	26,094	6,506	19,588
3M JIBAR(c)	8.750(c)	09/21/32	ZAR	7,025	(d)	(13,192)	(2,391)	(10,801)
3.750(c)	3M KWCDC(c)	12/21/32	KRW	383,960	(d)	(10,991)	(7,978)	(3,013)
1.000(e)	6M EURO(f)	09/21/37	EUR	140	(d)	26,434	22,517	3,917

TOTAL						$121,871	$27,537	$94,334

(a)	Payments made maturity.
(b)	Payments made monthly.
(c)	Payments made quarterly.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2022.
(e)	Payments made annually.
(f)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000%	0.684%	12/20/26	$200	$2,693	$3,914	$(1,221)
ITXEB 37	1.000	1.432	06/20/27	70	(1,318)	(251)	(1,067)
United Mexican States, 4.150%, 03/28/27	1.000	1.750	06/20/27	20	(668)	(192)	(476)
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.440	06/20/27	170	(3,319)	289	(3,608)
	1.000	3.383	06/20/27	70	(6,999)	(5,932)	(1,067)

TOTAL					$(9,612)	$(2,172)	$(7,439)

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

(b)	Payments made quarterly.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call EUR/Put CHF	BofA Securities LLC	$407.200	07/12/2022	661,000	$661,000	$2,034	$6,828	$(4,794)
Call USD/Put NOK	HSBC Bank PLC	9.629	07/01/2022	727,000	727,000	16,266	6,013	10,253
Call USD/Put ZAR	UBS AG (London)	16.018	07/01/2022	724,000	724,000	11,925	6,684	5,241
Call USD/Put TWD	MS & Co. Int. PLC	29.250	07/01/2022	1,454,000	1,454,000	22,506	5,832	16,674
Call USD/Put TWD	MS & Co. Int. PLC	29.650	07/01/2022	1,422,000	1,422,000	3,338	4,778	(1,440)
Call USD/Put TWD	MS & Co. Int. PLC	29.725	07/01/2022	1,426,000	1,426,000	1,172	4,954	(3,782)
Call USD/Put KRW	BofA Securities LLC	1,257.900	07/01/2022	1,454,000	1,454,000	35,665	7,436	28,229
Call USD/Put TWD	JPMorgan Securities, Inc.	29.425	07/04/2022	1,447,000	1,447,000	14,050	5,911	8,139
Call USD/Put TWD	JPMorgan Securities, Inc.	29.780	07/04/2022	1,417,000	1,417,000	1,731	4,785	(3,054)
Call USD/Put SEK	Citibank NA	10.050	07/05/2022	711,000	711,000	12,875	4,401	8,474
Call USD/Put MXN	MS & Co. Int. PLC	21.067	07/05/2022	1,358,000	1,358,000	136	11,008	(10,872)
Call USD/Put SEK	Citibank NA	9.933	07/06/2022	1,427,000	1,427,000	41,381	9,839	31,542
Call USD/Put SEK	UBS AG (London)	10.188	07/06/2022	704,000	704,000	6,051	4,720	1,331
Call USD/Put KRW	UBS AG (London)	1,267.000	07/06/2022	1,427,000	1,427,000	25,442	7,577	17,865
Call USD/Put ILS	Deutsche Bank AG	3.398	07/07/2022	713,000	713,000	19,127	3,795	15,332

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put CNH	BofA Securities LLC	$6.784	07/07/2022	1,418,000	$1,418,000	$335	$5,367	$(5,032)
Call USD/Put NOK	UBS AG (London)	9.701	07/07/2022	709,000	709,000	12,117	5,289	6,828
Call USD/Put BRL	BofA Securities LLC	5.320	07/08/2022	680,000	680,000	3,666	6,308	(2,642)
Call USD/Put KRW	BofA Securities LLC	1,286.700	07/12/2022	1,407,000	1,407,000	11,312	7,879	3,433
Call USD/Put ILS	Morgan Stanley & Co.	3.491	07/13/2022	693,000	693,000	5,677	4,715	962
Call USD/Put BRL	Morgan Stanley & Co.	5.305	07/13/2022	693,000	693,000	6,653	8,236	(1,583)
Call USD/Put NOL	UBS AG (London)	10.078	07/13/2022	693,000	693,000	2,733	5,933	(3,200)
Call USD/Put SEK	Morgan Stanley & Co.	10.395	07/13/2022	1,039,000	1,039,000	4,971	7,608	(2,637)
Call USD/Put KRW	Morgan Stanley & Co.	1,305.600	07/13/2022	1,385,000	1,385,000	4,362	8,631	(4,269)
Call USD/Put TWD	Citibank NA	29.820	07/14/2022	1,017,000	1,017,000	2,515	4,226	(1,711)
Call USD/Put TWD	Citibank NA	29.935	07/14/2022	1,357,000	1,357,000	3,010	3,011	(1)
Call USD/Put KRW	UBS AG (London)	1,309.000	07/14/2022	1,358,000	1,358,000	3,888	8,963	(5,075)
Call USD/Put KRW	BofA Securities LLC	1,312.750	07/14/2022	1,356,000	1,356,000	3,209	8,600	(5,391)
Call USD/Put SEK	Citibank NA	10.430	07/19/2022	850,000	850,000	5,027	7,527	(2,500)
Call USD/Put SEK	UBS AG (London)	10.512	07/19/2022	1,018,000	1,018,000	4,462	9,103	(4,641)
Call USD/Put TWD	Morgan Stanley & Co.	30.070	07/19/2022	1,358,000	1,358,000	2,125	6,021	(3,896)
Call USD/Put SEK	UBS AG (London)	10.325	07/20/2022	1,020,000	1,020,000	9,164	8,759	405

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put SEK	UBS AG (London)	$10.320	07/21/2022	1,364,000	$1,364,000	$12,832	$10,680	$2,152
Call USD/Put TWD	JPMorgan Securities, Inc.	30.050	07/21/2022	1,373,000	1,373,000	2,534	5,091	(2,557)
Call USD/Put BRL	BofA Securities LLC	5.485	07/27/2022	684,000	684,000	5,235	7,848	(2,613)
Call USD/Put ZAR	UBS AG (London)	16.632	07/27/2022	683,000	683,000	7,863	5,198	2,665
Call USD/Put BRL	Morgan Stanley & Co.	5.490	07/28/2022	680,000	680,000	5,393	6,181	(788)
Call USD/Put ILS	Morgan Stanley & Co.	3.558	08/03/2022	678,000	678,000	4,652	4,652	—

				40,585,000	$40,585,000	$337,434	$250,387	$87,047

Puts
Put EUR/Call CHF	Citibank NA	1.026	07/12/2022	1,321,000	1,321,000	36,575	6,052	30,523
Put EUR/Call CHF	Citibank NA	1.002	07/19/2022	1,944,000	1,944,000	17,107	10,658	6,449
Put EUR/Call CHF	Citibank NA	1.015	07/21/2022	1,098,000	1,098,000	19,958	7,021	12,937
Put EUR/Call CHF	Citibank NA	1.002	07/27/2022	973,000	973,000	9,679	4,787	4,892
Put EUR/Call CHF	Citibank NA	0.982	08/03/2022	1,942,000	1,942,000	766,975	—	766,975
Put NZD/Call USD	UBS AG (London)	0.640	07/01/2022	2,218,000	2,218,000	33,929	8,982	24,947
Put GBP/Call USD	MS & Co. Int. PLC	1.240	07/04/2022	1,150,000	1,150,000	25,270	7,830	17,440
Put NZD/Call USD	citibank NA	0.641	07/06/2022	2,190,000	2,190,000	36,075	9,193	26,882
Put NZD/Call USD	Citibank NA	0.625	07/12/2022	2,197,000	2,197,000	12,996	10,562	2,434
Put NZD/Call USD	Citibank NA	0.618	07/13/2022	2,178,000	2,178,000	7,645	11,193	(3,548)
Put GBP/Call USD	Morgan Stanley & Co.	1.204	07/13/2022	1,683,000	1,683,000	8,186	11,826	(3,640)
Put NZD/Call USD	UBS AG (London)	0.612	07/14/2022	3,253,000	3,253,000	7,375	19,373	(11,998)
Put GBP/Call USD	Morgan Stanley & Co.	1.182	07/14/2022	1,694,000	1,694,000	2,985	15,558	(12,573)
Put GBP/Call USD	HSBC Bank PLC	1.183	07/14/2022	1,679,000	1,679,000	3,037	12,194	(9,157)
Put EUR/Call USD	JPMorgan Securities, Inc.	1.035	07/19/2022	1,296,000	1,296,000	5,710	7,939	(2,229)
Put USD/Call JPY	BofA Securities LLC	131.650	07/20/2022	1,359,000	1,359,000	4,559	9,657	(5,098)
Put EUR/Call USD	HSBC Bank PLC	1.037	07/28/2022	1,294,000	1,294,000	8,425	6,552	1,873

				27,527,000	$27,527,000	$1,015,929	$159,377	$847,109

TOTAL				68,112,000	$68,112,000	$1,353,363	$409,764	$934,156

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1M IRS	BNP Paribas SA	9.933%	07/06/2022	(356,750)	$(356,750)	$(10,346)	$(5,858)	$(4,488)
1M IRS	BNP Paribas SA	4.605	07/12/2022	(109,000)	(109,000)	(2,556)	(1,061)	(1,495)
1M IRS	BNP Paribas SA	25.200	07/26/2022	(163,000)	(163,000)	(488)	(620)	132
1M IRS	BofA Securities LLC	4.578	07/01/2022	(111,000)	(111,000)	(3,036)	(1,473)	(1,563)
1M IRS	BofA Securities LLC	5.320	07/08/2022	(680,000)	(680,000)	(3,665)	(7,666)	4,001
1M IRS	BofA Securities LLC	6.706	07/07/2022	(709,000)	(709,000)	(1,482)	(5,537)	4,055
1M IRS	BofA Securities LLC	78.520	07/27/2022	(113,000)	(113,000)	(1,151)	(712)	(439)
1M IRS	BofA Securities LLC	400.300	07/12/2022	(330,000)	(330,000)	(2,296)	(5,251)	2,955
1M IRS	BofA Securities LLC	1,238.650	07/01/2022	(727,000)	(727,000)	(28,684)	(7,599)	(21,085)
1M IRS	BofA Securities LLC	1,257.900	07/01/2022	(1,454,000)	(1,454,000)	(35,665)	(19,293)	(16,372)
1M IRS	BofA Securities LLC	1,286.700	07/12/2022	(1,407,000)	(1,407,000)	(11,312)	(17,911)	6,599
1M IRS	Citibank NA	3.491	07/13/2022	(693,000)	(693,000)	(6,060)	(6,060)	—
1M IRS	Citibank NA	6.687	07/26/2022	(113,000)	(113,000)	(719)	(862)	143
1M IRS	Citibank NA	9.733	07/06/2022	(714,000)	(714,000)	(34,512)	(9,871)	(24,641)
1M IRS	Citibank NA	9.795	07/05/2022	(355,000)	(355,000)	(15,001)	(5,123)	(9,878)
1M IRS	Citibank NA	10.395	07/13/2022	(1,039,000)	(1,039,000)	(4,970)	(5,492)	522
1M IRS	Citibank NA	10.475	07/07/2022	(110,000)	(110,000)	(2,673)	(958)	(1,715)
1M IRS	Citibank NA	10.512	07/19/2022	(1,018,000)	(1,018,000)	(4,489)	(4,489)	—
1M IRS	Citibank NA	10.618	07/21/2022	(107,000)	(107,000)	(1,496)	(1,087)	(409)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

1M IRS	Citibank NA	$25.255	07/12/2022	(330,000)	$(330,000)	$(276)	$(1,196)	$920
1M IRS	Citibank NA	29.425	07/04/2022	(723,500)	(723,500)	(7,025)	(6,432)	(593)
1M IRS	Citibank NA	29.780	07/04/2022	(1,417,000)	(1,417,000)	(1,991)	(1,991)	—
1M IRS	Deutsche Bank AG (London)	3.342	07/07/2022	(357,000)	(357,000)	(15,211)	(3,954)	(11,257)
1M IRS	HSBC Bank PLC	4.588	07/07/2022	(110,000)	(110,000)	(2,890)	(1,377)	(1,513)
1M IRS	HSBC Bank PLC	9.420	07/01/2022	(363,000)	(363,000)	(15,842)	(5,756)	(10,086)
1M IRS	JPMorgan Securities, Inc.	6.685	07/11/2022	(117,000)	(117,000)	(507)	(1,047)	540
1M IRS	JPMorgan Securities, Inc.	29.090	07/04/2022	(724,000)	(724,000)	(15,110)	(5,770)	(9,340)
1M IRS	JPMorgan Securities, Inc.	29.425	07/04/2022	(723,500)	(723,500)	(7,025)	(5,788)	(1,237)
1M IRS	JPMorgan Securities, Inc.	29.725	07/01/2022	(1,426,000)	(1,426,000)	(1,172)	(7,622)	6,450
1M IRS	MS & Co. Int. PLC	1.011	07/19/2022	(443,683)	(443,683)	(1,309)	(3,332)	2,023
1M IRS	MS & Co. Int. PLC	3.398	07/07/2022	(356,500)	(356,500)	(9,564)	(6,029)	(3,535)
1M IRS	MS & Co. Int. PLC	5.110	07/13/2022	(346,000)	(346,000)	(10,376)	(8,677)	(1,699)
1M IRS	MS & Co. Int. PLC	5.305	07/13/2022	(693,000)	(693,000)	(6,653)	(7,604)	951
1M IRS	MS & Co. Int. PLC	28.910	07/01/2022	(727,000)	(727,000)	(19,573)	(5,826)	(13,747)
1M IRS	MS & Co. Int. PLC	29.250	07/01/2022	(1,454,000)	(1,454,000)	(22,506)	(13,236)	(9,270)
1M IRS	MS & Co. Int. PLC	29.650	07/01/2022	(1,422,000)	(1,422,000)	(3,337)	(11,296)	7,959
1M IRS	MS & Co. Int. PLC	1,267.000	07/06/2022	(1,427,000)	(1,427,000)	(25,442)	(26,615)	1,173
1M IRS	UBS AG (London)	1.115	07/20/2022	(246,000)	(246,000)	(518)	(466)	(52)
1M IRS	UBS AG (London)	9.495	07/07/2022	(355,000)	(355,000)	(12,820)	(5,183)	(7,637)
1M IRS	UBS AG (London)	9.701	07/07/2022	(709,000)	(709,000)	(12,116)	(15,872)	3,756
1M IRS	UBS AG (London)	9.933	07/06/2022	(1,070,250)	(1,070,250)	(31,036)	(23,631)	(7,405)
1M IRS	UBS AG (London)	10.080	07/21/2022	(682,000)	(682,000)	(14,130)	(10,673)	(3,457)
1M IRS	UBS AG (London)	10.188	07/06/2022	(704,000)	(704,000)	(6,051)	(12,348)	6,297
1M IRS	UBS AG (London)	15.582	07/01/2022	(362,000)	(362,000)	(15,618)	(6,700)	(8,918)
1M IRS	UBS AG (London)	16.018	07/01/2022	(724,000)	(724,000)	(11,926)	(5,139)	(6,787)
1M IRS	UBS AG (London)	29.650	07/04/2022	(512,000)	(512,000)	(1,682)	(1,244)	(438)
1M IRS	UBS AG (London)	1,249.000	07/06/2022	(714,000)	(714,000)	(22,462)	(7,304)	(15,158)

				(29,547,183)	$—	$(464,768)	$(319,031)	$(145,738)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
1M IRS	Barclays Bank PLC	$0.625	07/13/2022	(1,081,000)	$(1,081,000)	$(6,741)	$(4,603)	$(2,138)
1M IRS	BNP Paribas SA	4.605	07/12/2022	(109,000)	(109,000)	(58)	(1,061)	1,003
1M IRS	BofA Securities LLC	4.578	07/01/2022	(111,000)	(111,000)	—	(826)	826
1M IRS	BofA Securities LLC	78.520	07/27/2022	(113,000)	(113,000)	(250)	(540)	290
1M IRS	BofA Securities LLC	134.400	07/20/2022	(680,000)	(680,000)	(5,694)	(9,713)	4,019
1M IRS	Citibank NA	0.625	07/12/2022	(2,197,000)	(2,197,000)	(12,995)	(10,598)	(2,397)
1M IRS	Citibank NA	0.641	07/06/2022	(2,190,000)	(2,190,000)	(36,074)	(25,802)	(10,272)
1M IRS	Citibank NA	0.653	07/06/2022	(1,095,000)	(1,095,000)	(30,998)	(9,275)	(21,723)
1M IRS	Citibank NA	1.002	07/19/2022	(1,944,000)	(1,944,000)	(19,221)	(19,221)	—
1M IRS	Citibank NA	1.015	07/21/2022	(1,098,000)	(1,098,000)	(19,958)	(9,961)	(9,997)
1M IRS	Citibank NA	1.026	07/12/2022	(1,321,000)	(1,321,000)	(36,575)	(20,089)	(16,486)
1M IRS	Citibank NA	1.039	07/12/2022	(661,000)	(661,000)	(27,109)	(5,931)	(21,178)
1M IRS	Citibank NA	6.687	07/26/2022	(113,000)	(113,000)	(576)	(732)	156
1M IRS	Citibank NA	10.475	07/07/2022	(110,000)	(110,000)	(10)	(958)	948
1M IRS	Citibank NA	10.618	07/21/2022	(107,000)	(107,000)	(347)	(902)	555
1M IRS	HSBC Bank PLC	1.053	07/28/2022	(647,000)	(647,000)	(8,071)	(6,593)	(1,478)
1M IRS	HSBC Bank PLC	4.588	07/07/2022	(110,000)	(110,000)	(11)	(821)	810
1M IRS	JPMorgan Securities, Inc.	1.052	07/19/2022	(648,000)	(648,000)	(6,656)	(7,635)	979
1M IRS	JPMorgan Securities, Inc.	1.204	07/13/2022	(841,500)	(841,500)	(4,093)	(3,158)	(935)
1M IRS	JPMorgan Securities, Inc.	6.685	07/11/2022	(117,000)	(117,000)	(355)	(828)	473
1M IRS	MS & Co. Int. PLC	0.612	07/14/2022	(1,626,500)	(1,626,500)	(3,688)	(6,331)	2,643
1M IRS	MS & Co. Int. PLC	1.011	07/19/2022	(443,683)	(443,683)	(6,586)	(3,331)	(3,255)
1M IRS	MS & Co. Int. PLC	1.204	07/13/2022	(841,500)	(841,500)	(4,093)	(6,300)	2,207
1M IRS	MS & Co. Int. PLC	1.206	07/14/2022	(555,000)	(555,000)	(3,266)	(2,445)	(821)
1M IRS	MS & Co. Int. PLC	1.240	07/04/2022	(1,150,000)	(1,150,000)	(25,269)	(22,323)	(2,946)
1M IRS	MS & Co. Int. PLC	1.261	07/04/2022	(575,000)	(575,000)	(24,538)	(7,924)	(16,614)
1M IRS	MS & Co. Int. PLC	1,305.600	07/13/2022	(1,385,000)	(1,385,000)	(4,363)	(12,551)	8,188

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

1M IRS	UBS AG (London)	$0.612	07/14/2022	(1,626,500)	$(1,626,500)	$(3,687)	$(4,184)	$497
1M IRS	UBS AG (London)	0.640	07/01/2022	(2,218,000)	(2,218,000)	(33,929)	(38,952)	5,023
1M IRS	UBS AG (London)	0.652	07/01/2022	(1,109,000)	(1,109,000)	(29,715)	(8,867)	(20,848)
1M IRS	UBS AG (London)	1.087	07/20/2022	(246,000)	(246,000)	(188)	(475)	287
1M IRS	UBS AG (London)	29.650	07/04/2022	(512,000)	(512,000)	(650)	(1,244)	594

				(27,581,683)	$(27,581,683)	$(355,764)	$(254,174)	$(101,590)

TOTAL				(57,128,867)	$(57,128,867)	$(820,532)	$(573,205)	$(247,328)

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
BofA Securities LLC	— Bank of America Securities LLC
ITXEB 37	— iTraxx Europe Index
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 126.8%
Collateralized Mortgage Obligations – 5.4%
Interest Only(a) – 1.1%
FHLMC REMIC Series 3852, Class SW(b) (-1x 1M USD LIBOR + 6.000%)
$132,456	4.676%	05/15/41	$ 15,427
FHLMC REMIC Series 4314, Class SE(b) (-1x 1M USD LIBOR + 6.050%)
126,550	4.726	03/15/44	15,037
FHLMC REMIC Series 4456, Class IO
70,911	4.500	10/15/44	14,196
FHLMC REMIC Series 4468, Class SY(b) (-1x 1M USD LIBOR + 6.100%)
123,453	4.776	05/15/45	17,866
FHLMC REMIC Series 4583, Class ST(b) (-1x 1M USD LIBOR + 6.000%)
545,732	4.676	05/15/46	77,053
FHLMC REMIC Series 4998, Class GI
520,495	4.000	08/25/50	98,451
FHLMC REMIC Series 5012, Class DI
193,052	4.000	09/25/50	37,282
FNMA REMIC Series 2007-36, Class SN(b) (-1x1M USD LIBOR + 6.770%)
204,220	5.146	04/25/37	27,648
FNMA REMIC Series 2008-17, Class SI(b) (-1x1M USD LIBOR + 6.300%)
263,338	4.676	03/25/38	29,647
FNMA REMIC Series 2011-124, Class SC(b) (-1x 1M USD LIBOR + 6.550%)
104,814	4.926	12/25/41	14,240
FNMA REMIC Series 2012-88, Class SB(b) (-1x 1M USD LIBOR + 6.670%)
130,840	5.046	07/25/42	16,197
FNMA REMIC Series 2017-104, Class SB(b) (-1x1M USD LIBOR + 6.150%)
384,409	4.526	01/25/48	56,112
FNMA REMIC Series 2018-8, Class SA(b) (-1x 1M USD LIBOR + 6.150%)
292,487	4.526	02/25/48	38,971
FNMA REMIC Series 2020-38, Class TI
518,286	4.000	06/25/50	99,143
FNMA REMIC Series 2020-60, Class NI
179,288	4.000	09/25/50	34,624
GNMA REMIC Series 2010-20, Class SE(b) (-1x 1M USD LIBOR + 6.250%)
199,789	4.655	02/20/40	27,702

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2013-124, Class CS(b) (-1x 1M USD LIBOR + 6.050%)
$675,459	4.455%	08/20/43	$ 95,277
GNMA REMIC Series 2014-11, Class KI
47,517	4.500	12/20/42	2,528
GNMA REMIC Series 2014-132, Class SL(b) (-1x 1M USD LIBOR + 6.100%)
195,491	4.505	10/20/43	14,523
GNMA REMIC Series 2015-111, Class IM
361,869	4.000	08/20/45	51,440
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M USD LIBOR + 6.200%)
137,391	4.605	08/20/45	18,787
GNMA REMIC Series 2015-119, Class SN(b) (-1x 1M USD LIBOR + 6.250%)
277,092	4.655	08/20/45	37,882
GNMA REMIC Series 2015-129, Class IC
257,639	4.500	09/16/45	46,783
GNMA REMIC Series 2015-72, Class JI
11,651	3.500	05/20/45	1,146
GNMA REMIC Series 2015-83, Class PI
25,206	3.500	06/20/45	3,286
GNMA REMIC Series 2015-90, Class PI
13,204	3.500	04/20/45	1,088
GNMA REMIC Series 2016-1, Class ST(b) (-1x 1M USD LIBOR + 6.200%)
130,299	4.605	01/20/46	17,656
GNMA REMIC Series 2016-138, Class DI
85,647	4.000	10/20/46	13,910
GNMA REMIC Series 2016-27, Class IA
225,156	4.000	06/20/45	26,735
GNMA REMIC Series 2017-112, Class SJ(b) (-1x 1M USD LIBOR + 5.660%)
400,179	4.065	07/20/47	39,276
GNMA REMIC Series 2018-124, Class SN(b) (-1x 1M USD LIBOR + 6.200%)
759,576	4.605	09/20/48	93,529
GNMA REMIC Series 2018-139, Class SQ(b) (-1x 1M USD LIBOR + 6.150%)
336,707	4.555	10/20/48	36,421
GNMA REMIC Series 2018-67, Class PS(b) (-1x 1M USD LIBOR + 6.200%)
566,125	4.605	05/20/48	65,796

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2018-7, Class DS(b) (-1x1M USD LIBOR + 5.700%)
$464,223	4.105%	01/20/48	$ 47,263
GNMA REMIC Series 2019-1, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
290,846	4.455	01/20/49	31,325
GNMA REMIC Series 2019-110, Class SD(b) (-1x 1M USD LIBOR + 6.100%)
544,936	4.505	09/20/49	58,253
GNMA REMIC Series 2019-110, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
564,588	4.505	09/20/49	64,517
GNMA REMIC Series 2019-151, Class NI
1,531,456	3.500	10/20/49	211,259
GNMA REMIC Series 2019-153, Class EI
2,538,860	4.000	12/20/49	389,220
GNMA REMIC Series 2019-20, Class SF(b) (-1x 1M USD LIBOR + 3.790%)
504,947	2.195	02/20/49	18,953
GNMA REMIC Series 2019-6, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
195,332	4.455	01/20/49	22,723
GNMA REMIC Series 2019-78, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
195,061	4.505	06/20/49	20,891
GNMA REMIC Series 2020-146, Class IM
1,309,947	2.500	10/20/50	170,304
GNMA REMIC Series 2020-146, Class KI
1,733,124	2.500	10/20/50	232,679
GNMA REMIC Series 2020-21, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
752,024	4.455	02/20/50	100,231
GNMA REMIC Series 2020-55, Class AS(b) (-1x 1M USD LIBOR + 6.050%)
300,336	4.455	04/20/50	40,318
GNMA REMIC Series 2020-78, Class DI
775,187	4.000	06/20/50	119,356

			2,712,951

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – 1.1%
FNMA REMIC Series 2017-96, Class FA (1M USD LIBOR + 0.400%)
$1,187,376	2.024%	12/25/57	$ 1,190,315
GNMA REMIC Series 2017-182, Class FN (1M USD LIBOR + 0.300%)
1,489,764	1.809	12/16/47	1,479,824

			2,670,139

Sequential Fixed Rate – 1.5%
FHLMC REMIC Series 2042, Class N
16,010	6.500	03/15/28	16,771
FHLMC REMIC Series 4577, Class HM(c)
345,145	4.000	12/15/50	350,722
FNMA REMIC Series 2000-16, Class ZG
72,666	8.500	06/25/30	79,839
FNMA REMIC Series 2005-59, Class KZ
469,783	5.500	07/25/35	494,215
FNMA REMIC Series 2011-52, Class GB
212,018	5.000	06/25/41	221,699
FNMA REMIC Series 2011-99, Class DB
229,541	5.000	10/25/41	239,785
FNMA REMIC Series 2012-111, Class B
35,321	7.000	10/25/42	38,941
FNMA REMIC Series 2012-153, Class B
135,634	7.000	07/25/42	149,195
FNMA REMIC Series 2017-87, Class EA
2,071,342	3.000	04/25/44	1,987,461

			3,578,628

Sequential Floating Rate(b) – 1.7%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
21,089	2.850	04/25/35	20,212
Alternative Loan Trust Series 2005-CWALT, Class 38A1 (12M MTA + 1.500%)
45,286	1.976	09/25/35	41,430
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
92,776	3.205	07/25/35	87,841
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2(d) (SOFR30A + 1.650%)
142,000	2.576	12/25/41	127,179
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2(d) (SOFR30A + 1.550%)
162,000	2.476	10/25/41	152,955
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1(d) (SOFR30A + 1.900%)
131,144	2.826	04/25/42	130,349

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2(d)(SOFR30A + 3.000%)
$94,000	3.926%	04/25/42	$ 89,007
CSMC Series 2021-NQM8, Class A1(d)
107,143	1.841	10/25/66	96,383
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2(d)(SOFR30A + 2.800%)
99,003	3.726	10/25/50	99,222
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2(d)(SOFR30A + 1.650%)
113,378	2.576	01/25/34	109,348
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A(d)(SOFR30A + 1.000%)
325,000	1.926	01/25/42	313,564
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1A(d)(SOFR30A + 2.000%)
265,821	2.926	04/25/42	260,280
FHLMC STACR REMIC Trust Series 2022-HQA1, Class M1B(d)(SOFR30A + 3.500%)
120,000	4.426	03/25/42	116,266
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M3(1M USD LIBOR + 3.250%)
214,670	4.874	05/25/25	216,117
FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2(1M USD LIBOR + 5.300%)
15,548	6.924	10/25/28	16,166
FNMA Connecticut Avenue Securities Series 2016-C06, Class 1M2(1M USD LIBOR + 4.250%)
154,846	5.874	04/25/29	161,540
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A(1M USD LIBOR + 0.480%)
27,060	2.092	01/19/36	26,068
Impac CMB Trust Series 2004-08, Class 1A(1M USD LIBOR + 0.720%)
11,867	2.344	10/25/34	11,419
JPMorgan Mortgage Trust Series 2021-6, Class A3(d)
445,854	2.500	10/25/51	380,804
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1(d)
601,443	2.520	05/25/52	510,461
JPMorgan Mortgage Trust Series 2022-LTV1,Class A2(d)
840,449	3.520	07/25/52	748,807
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
107,228	2.550	10/25/34	102,777
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(d)
93,042	3.750	05/28/52	91,503

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Towd Point Mortgage Trust Series 2016-4, Class M1(d)
$100,000	3.250%	07/25/56	$ 97,576
Verus Securitization Trust Series 2021-8, Class A1(d)
88,159	1.824	11/25/66	79,172
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(d)
32,041	3.500	07/25/49	31,391

			4,117,837

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 13,079,555

Commercial Mortgage-Backed Securities – 4.8%
Sequential Fixed Rate – 4.1%
BBCMS Mortgage Trust Series 2022-C16, Class AS
$450,000	4.600%	06/15/55	$ 446,185
BBCMS Mortgage Trust Series 2018-C2, Class A4
1,350,000	4.047	12/15/51	1,327,348
Morgan Stanley Capital I Trust Series 2018-L1, Class A3
3,800,000	4.139	10/15/51	3,757,277
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
1,900,000	3.006	01/15/53	1,732,187
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D(d)
1,000,000	3.000	09/15/50	756,442
Morgan Stanley Capital I Trust Series 2018-L1, Class D(d)
450,000	3.000	10/15/51	336,270
BANK Series 2018-BN14, Class D(d)
200,000	3.000	09/15/60	153,135
BANK Series 2019-BNK19, Class D(d)
100,000	3.000	08/15/61	70,502
Citigroup Commercial Mortgage Trust Series 2017-P7, Class D(d)
125,000	3.250	04/14/50	90,910
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D(d)
150,000	3.060	10/15/48	130,248
DOLP Trust Series 2021-NYC, Class A(d)
800,000	2.956	05/10/41	691,934
Sunnova Sol IV Issuer LLC Series 2021-PF1, Class AS
400,000	2.778	11/15/54	337,565

			9,830,003

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – 0.7%
BANK Series 2018-BN15, Class A4
$900,000	4.407%	11/15/61	$ 906,282
BANK Series 2022-BNK40, Class A4
550,000	3.507	03/15/64	514,151
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class C
400,000	4.908	02/10/49	365,925
Wells Fargo Commercial Mortgage Trust Series 2016-C37, Class D(d)
100,000	3.338	12/15/49	81,861

			1,868,219

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 11,698,222

Federal Agencies – 116.6%
Adjustable Rate FHLMC(b) – 0.0%
(1 Year CMT + 2.107%)
$4,086	2.211%	10/01/34	$ 4,242
(1 Year CMT + 2.174%)
5,929	2.233	09/01/33	6,135
13,871	2.971	04/01/33	14,249
7,705	2.375	11/01/34	7,950
5,563	2.478	02/01/35	5,721
17,400	2.613	06/01/35	17,963

			56,260

Adjustable Rate FNMA(b) – 0.1%
(1 Year CMT + 2.176%)
1,713	2.792	07/01/33	1,768
(1 Year CMT + 2.195%)
6,465	2.329	02/01/35	6,687
(1 Year CMT + 2.256%)
46,794	2.522	06/01/33	48,448
(1 Year CMT + 2.310%)
591	2.553	04/01/34	611
(12M MTA + 1.125%)
5,192	1.449	06/01/32	5,234
(12M MTA + 1.175%)
3,568	1.499	11/01/40	3,599
(12M MTA + 1.188%)
2,777	1.509	01/01/38	2,794
(12M USD LIBOR + 1.620%)
13,646	2.050	03/01/35	13,862
(12M USD LIBOR + 1.645%)
18,057	1.919	12/01/33	18,339
(12M USD LIBOR + 1.670%)
6,629	1.920	11/01/34	6,774
(12M USD LIBOR + 1.810%)
8,024	2.550	04/01/35	8,196
(12M USD LIBOR + 2.046%)
20,748	2.860	05/01/35	21,261
(6M USD LIBOR + 1.412%)
2,119	2.004	06/01/33	2,155
(COF + 1.250%)
5,282	1.469	08/01/32	5,345

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
(COF + 1.254%)
$44,405	1.496%	08/01/33	$ 44,876
(COF + 1.256%)
8,550	1.565	12/01/37	8,608
(COF + 1.290%)
5,457	1.600	11/01/27	5,495
(COF + 1.300%)
2,157	1.603	11/01/35	2,187
(COF + 1.314%)
5,175	1.533	05/01/33	5,251
(COF + 1.350%)
2,896	1.653	07/01/27	2,921

			214,411

Adjustable Rate GNMA(b) – 0.1%
(1 Year CMT + 1.500%)
1,258	1.875	06/20/23	1,252
758	1.625	07/20/23	752
803	1.625	08/20/23	797
2,011	1.625	09/20/23	1,995
861	2.625	03/20/24	856
8,234	1.875	04/20/24	8,192
1,180	1.875	05/20/24	1,174
8,133	1.875	06/20/24	8,091
1,702	2.000	06/20/24	1,695
2,628	1.625	07/20/24	2,601
3,409	2.000	07/20/24	3,385
5,519	1.625	08/20/24	5,463
3,102	2.000	08/20/24	3,081
2,732	1.625	09/20/24	2,704
3,430	2.000	11/20/24	3,397
1,287	2.000	12/20/24	1,274
3,104	2.500	12/20/24	3,090
2,440	2.625	01/20/25	2,427
1,547	2.625	02/20/25	1,539
5,771	2.000	05/20/25	5,755
6,481	2.000	07/20/25	6,442
2,800	2.625	02/20/26	2,790
142	1.625	07/20/26	141

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
(1 Year CMT + 1.500%)
$7,504	2.625%	01/20/27	$ 7,491
2,602	2.625	02/20/27	2,598
24,697	1.875	04/20/27	24,685
2,612	1.875	05/20/27	2,611
4,018	1.875	06/20/27	4,016
1,327	1.750	11/20/27	1,314
4,015	1.750	12/20/27	3,975
9,049	2.625	01/20/28	9,049
2,985	2.625	02/20/28	2,986
2,918	2.625	03/20/28	2,919
15,141	1.625	07/20/29	15,061
6,179	1.625	08/20/29	6,147
1,684	1.625	09/20/29	1,675
8,234	1.750	10/20/29	8,175
11,257	1.750	11/20/29	11,175
2,112	1.750	12/20/29	2,098
3,360	2.625	01/20/30	3,372
945	2.625	02/20/30	948
8,283	2.625	03/20/30	8,315
8,789	1.875	04/20/30	8,827
14,405	1.875	05/20/30	14,471
12,279	2.000	05/20/30	12,364
3,314	1.875	06/20/30	3,329
20,038	2.000	07/20/30	20,091
5,054	2.000	09/20/30	5,069
7,448	1.750	10/20/30	7,404

			259,058

FHLMC – 12.3%
34,706	5.000	10/01/33	36,419
1,633	5.000	07/01/35	1,722
795	4.500	08/01/35	825
2,490	4.500	09/01/35	2,586
920	4.500	10/01/35	955
40,883	5.000	12/01/35	42,923

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$1,034	5.000%	02/01/37	$ 1,071
14,442	4.500	01/01/38	14,997
624	4.500	06/01/38	648
23,511	4.500	09/01/38	24,245
99	4.500	01/01/39	102
12,202	4.500	02/01/39	12,586
4,536	4.500	03/01/39	4,679
943	4.500	04/01/39	973
32,043	4.500	05/01/39	33,050
90,473	5.000	05/01/39	95,235
103,157	4.500	06/01/39	106,398
2,584	4.500	07/01/39	2,666
156,995	5.000	07/01/39	165,304
2,415	4.500	08/01/39	2,491
4,810	4.500	09/01/39	4,961
1,186	4.500	10/01/39	1,223
811	4.500	11/01/39	836
936	4.500	12/01/39	965
3,572	4.500	01/01/40	3,685
2,392	4.500	04/01/40	2,468
3,521	4.500	05/01/40	3,632
8,144	4.000	06/01/40	8,237
5,371	4.500	06/01/40	5,540
2,564	4.500	07/01/40	2,645
468	4.500	08/01/40	483
2,368	5.000	08/01/40	2,497
62,305	4.000	02/01/41	63,014
18,387	4.500	02/01/41	18,961
3,888	4.500	03/01/41	4,010
6,221	4.500	04/01/41	6,415
7,634	4.500	05/01/41	7,873
14,815	4.500	06/01/41	15,278
938	5.000	06/01/41	987
42,596	4.500	08/01/41	43,927
43,755	4.500	09/01/41	45,131
39,937	4.000	10/01/41	40,470
4,399	4.000	11/01/41	4,458
2,554	4.500	12/01/41	2,633
290,976	4.000	03/01/42	294,300
32,763	4.500	03/01/42	33,787
13,390	3.000	05/01/42	12,820
212,207	3.500	06/01/42	209,808
386,070	4.500	06/01/42	400,198
59,820	3.000	08/01/42	57,242
53,421	3.500	08/01/42	52,474
26,451	3.000	10/01/42	25,304
144,458	3.500	10/01/42	141,897
398,414	3.000	11/01/42	381,147
83,582	3.500	11/01/42	82,100
686,286	3.000	12/01/42	656,543
1,231,777	3.000	01/01/43	1,178,393
105,569	3.000	02/01/43	100,994
1,100,992	3.500	08/01/43	1,083,631
554,837	4.000	08/01/43	561,101
267,083	4.000	01/01/44	270,098
324,449	3.500	02/01/44	319,503
318,846	3.500	06/01/44	315,541
6,766	4.000	11/01/44	6,834
41,414	3.500	02/01/45	40,810
69,217	3.500	03/01/45	68,227
8,580	3.500	08/01/45	8,406
9,764	3.500	09/01/45	9,566

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$23,411	3.500%	11/01/45	$ 22,938
1,739,999	3.500	03/01/46	1,706,762
272,014	3.500	05/01/46	266,491
326,338	3.500	06/01/46	319,634
142,656	3.500	07/01/46	139,726
26,253	3.500	10/01/46	25,697
23,437	3.500	12/01/46	22,941
7,595,155	3.000	05/01/47	7,228,010
225,714	3.500	12/01/47	221,078
3,129,810	3.000	01/01/48	2,958,145
9,959,441	2.500	05/01/51	9,460,682

			29,523,032

FNMA – 6.0%
1,337	7.000	08/01/31	1,437
61,787	3.500	07/01/42	60,638
57,325	3.500	08/01/42	56,259
40,766	3.500	09/01/42	40,008
5,018	3.500	10/01/42	4,925
9,945	3.500	11/01/42	9,760
5,193	3.500	01/01/43	5,096
130,689	3.500	02/01/43	128,259
14,615	3.500	05/01/43	14,321
542,225	3.500	07/01/43	531,295
273,386	3.500	01/01/44	268,303
11,358	3.500	12/01/44	11,111
238,456	4.000	03/01/45	239,066
111,723	4.000	04/01/45	112,009
1,247,794	4.500	06/01/51	1,275,887
2,490,451	4.000	05/01/56	2,496,815
2,912,888	4.000	07/01/56	2,914,164
1,577,537	3.500	08/01/56	1,528,483
2,937,211	3.500	10/01/56	2,845,878
1,971,135	4.000	02/01/57	1,976,171

			14,519,885

GNMA – 40.0%
2,312	6.000	04/15/26	2,345
159	6.500	01/15/32	166
631	6.500	02/15/32	672
175,486	5.500	04/15/33	187,497
4,022	5.000	11/15/33	4,191
487	6.500	08/15/34	530
531	6.500	02/15/36	583
1,208	6.500	03/15/36	1,321
2,071	6.500	04/15/36	2,251
6,660	6.500	05/15/36	7,299
3,275	6.500	06/15/36	3,582
17,465	6.500	07/15/36	19,100
17,897	6.500	08/15/36	19,621
36,772	6.500	09/15/36	40,395
15,711	6.500	10/15/36	17,223
24,987	6.500	11/15/36	27,511
9,251	6.500	12/15/36	10,123
3,884	6.500	01/15/37	4,265
1,494	6.500	03/15/37	1,640
3,225	6.500	04/15/37	3,547
793	6.500	05/15/37	860

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$845	6.500%	08/15/37	$ 930
5,388	6.500	09/15/37	5,916
7,154	6.500	10/15/37	7,943
2,656	6.500	11/15/37	2,903
2,112	6.500	05/15/38	2,309
634	6.500	02/15/39	692
151,212	5.000	01/20/40	157,991
125,966	4.500	05/15/40	130,772
96,794	5.000	07/15/40	101,561
144,401	3.500	09/15/42	142,809
177,927	3.500	02/15/45	175,628
32,812	4.000	05/20/45	33,143
24,017	4.000	07/20/45	24,244
41,738	4.000	10/20/45	42,133
129,314	4.000	01/20/46	130,457
550,084	4.500	03/20/46	572,576
1,174,838	3.000	06/20/46	1,126,235
780,994	3.500	09/20/46	768,471
331,609	3.500	10/20/46	326,292
357,044	3.500	12/20/46	351,319
337,616	3.500	01/20/47	332,202
367,524	3.500	02/20/47	361,631
2,140,310	4.500	02/20/47	2,213,555
6,890	3.500	03/20/47	6,765
224,657	4.500	03/20/47	232,720
1,721,043	3.500	04/20/47	1,689,786
11,727	3.500	05/20/47	11,514
1,245,159	4.500	05/20/47	1,285,175
1,732,168	4.000	06/20/47	1,740,986
210,653	4.500	06/20/47	217,423
63,450	4.500	07/20/47	65,410
16,491	3.500	08/20/47	16,191
606,951	4.500	08/20/47	625,698
3,881	3.500	09/20/47	3,810
6,421	3.500	10/20/47	6,304
424,418	3.500	11/20/47	416,710
814,150	3.500	12/20/47	799,363
1,120,548	3.500	01/20/48	1,100,197
680,298	4.500	09/20/48	695,464
191,369	5.000	09/20/48	196,976
1,707,551	5.000	11/20/48	1,757,047
823,615	4.500	12/20/48	841,976
694,525	5.000	12/20/48	714,439
35,135	3.500	01/20/49	34,497
119,005	4.500	01/20/49	121,621
1,302,057	5.000	01/20/49	1,338,985
937,290	4.000	02/20/49	937,448
386,118	4.500	02/20/49	394,635
585,385	4.500	03/20/49	598,116
849,577	5.000	03/20/49	873,340
1,700,294	4.000	04/20/49	1,700,049
665,125	4.000	05/20/49	664,978
128,527	5.000	06/20/49	132,122
2,267,339	3.000	07/20/49	2,163,551
487,668	3.500	07/20/49	477,165
1,961,790	3.000	08/20/49	1,870,413
2,238,844	3.500	09/20/49	2,189,734
407,605	4.500	10/20/49	415,800
253,000	3.500	12/20/49	247,383
433,504	3.000	05/20/50	412,596
769,630	3.500	12/20/50	751,601
325,522	4.000	01/20/51	324,941

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$1,534,767	3.500%	02/20/51	$ 1,500,283
857,782	3.000	07/20/51	810,194
1,903,544	3.000	11/20/51	1,801,607
4,810,111	3.000	12/20/51	4,554,840
8,000,000	2.000	TBA-30yr(e)	7,102,772
13,000,000	2.500	TBA-30yr(e)	11,889,996
16,000,000	3.000	TBA-30yr(e)	15,075,619
13,000,000	4.500	TBA-30yr(e)	13,161,614
5,000,000	5.000	TBA-30yr(e)	5,113,630

			96,449,918

UMBS – 25.6%
1,966,024	4.000	03/01/50	1,961,217
1,949,205	4.000	01/01/46	1,956,782
9	7.000	07/01/22	9
84	4.500	04/01/23	84
109	4.500	07/01/23	109
2,321	4.500	08/01/23	2,321
2,873	4.500	09/01/23	2,872
790	5.000	01/01/33	826
125,482	4.500	07/01/36	129,280
12,641	4.500	12/01/36	13,024
109,059	4.500	02/01/39	112,384
3,039	4.500	03/01/39	3,143
3,967	4.500	05/01/39	4,103
2,035	4.500	07/01/39	2,105
1,981	4.000	08/01/39	2,001
5,156	4.500	09/01/39	5,313
7,506	4.500	10/01/39	7,734
18,915	4.500	02/01/40	19,561
3,159	4.500	03/01/40	3,255
42,488	4.500	04/01/40	43,781
18,168	4.500	06/01/40	18,803
92,946	4.500	09/01/40	95,775
3,010	4.500	09/01/40	3,115

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$4,073	4.500%	12/01/40	$ 4,197
34,579	4.500	01/01/41	35,631
11,917	4.500	04/01/41	12,278
19,699	4.500	06/01/41	20,295
18,880	4.500	07/01/41	19,452
84,845	4.500	08/01/41	87,555
76,194	4.500	09/01/41	78,500
69,576	3.500	10/01/41	68,793
38,815	4.500	10/01/41	39,989
20,000	3.500	11/01/41	19,775
53,741	4.500	11/01/41	55,368
39,874	4.500	12/01/41	41,081
68,427	3.500	01/01/42	67,663
36,209	4.500	01/01/42	37,107
6,742	3.500	02/01/42	6,663
251,236	4.000	03/01/42	253,867
2,544	4.500	03/01/42	2,620
56,634	4.000	04/01/42	57,227
7,950	4.500	04/01/42	8,188
6,504	3.500	05/01/42	6,393
27,573	3.500	06/01/42	27,086
57,520	3.000	09/01/42	54,978
18,711	3.500	09/01/42	18,381
136,537	3.500	10/01/42	134,126
309,768	3.000	12/01/42	296,079
51,529	3.500	12/01/42	50,619
72,403	3.000	01/01/43	69,204
25,019	3.000	02/01/43	23,913
179,092	3.500	02/01/43	175,945
717,131	3.000	03/01/43	685,442
615,509	3.500	03/01/43	604,895
779,746	3.000	04/01/43	745,289
587,532	3.500	04/01/43	577,712
310,480	2.500	05/01/43	286,214
943,350	3.000	05/01/43	901,663
118,623	3.500	05/01/43	116,595
32,861	3.000	06/01/43	31,409
523,886	3.500	06/01/43	514,885
284,192	3.000	07/01/43	271,634
1,506,902	3.500	07/01/43	1,481,383
757,300	3.500	08/01/43	744,615

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$26,435	3.500%	09/01/43	$ 25,968
52,529	3.500	01/01/44	51,585
21,747	3.500	08/01/44	21,354
33,016	3.500	09/01/44	32,429
74,212	3.500	10/01/44	73,133
320,398	4.000	12/01/44	323,720
26,372	5.000	12/01/44	27,575
20,195	3.500	01/01/45	19,882
206,816	4.000	02/01/45	208,127
95,605	3.500	03/01/45	94,058
41,841	3.500	04/01/45	40,985
564,111	3.500	05/01/45	555,912
958,346	4.500	06/01/45	983,419
58,369	3.500	07/01/45	57,156
644,519	4.000	08/01/45	649,187
9,357	3.500	11/01/45	9,160
216,693	4.000	11/01/45	217,535
184,749	3.500	01/01/46	180,910
485,810	3.500	03/01/46	478,065
130,184	4.000	03/01/46	130,512
75,455	3.500	04/01/46	74,217
355,066	3.500	05/01/46	347,576
80,179	4.000	06/01/46	80,276
186,173	4.500	06/01/46	190,715
223,428	3.000	07/01/46	211,800
236,701	4.000	07/01/46	236,987
122,508	3.000	08/01/46	116,132
283,889	4.000	08/01/46	284,232
520,191	3.000	09/01/46	493,117
159,557	3.000	10/01/46	151,253
196,428	4.000	10/01/46	196,666
644,085	3.000	11/01/46	610,562
293,747	3.000	12/01/46	278,458
1,191,175	3.000	01/01/47	1,129,181
55,214	3.000	02/01/47	52,340
796,542	4.000	02/01/47	797,504
651,219	4.500	02/01/47	668,257

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$154,762	3.000%	04/01/47	$ 146,706
401,417	3.500	06/01/47	391,959
180,861	4.500	11/01/47	185,330
6,298	4.500	02/01/48	6,418
340,161	4.500	05/01/48	349,260
479,745	3.500	06/01/48	468,444
279,413	4.500	07/01/48	284,397
983,886	4.500	08/01/48	996,001
424,624	4.500	09/01/48	431,800
8,000	4.500	10/01/48	8,215
1,117,929	3.500	11/01/48	1,091,595
645,615	4.500	11/01/48	656,426
1,556,257	5.000	11/01/48	1,613,204
390,920	4.500	12/01/48	394,838
1,645,814	4.000	01/01/49	1,647,962
417,591	4.500	02/01/49	423,978
4,823	4.500	05/01/49	4,894
818,532	3.500	07/01/49	798,771
529,227	3.500	08/01/49	516,451
1,981,795	3.000	09/01/49	1,871,460
5,577	4.500	11/01/49	5,659
477,644	4.500	01/01/50	485,081
10,300	4.500	02/01/50	10,452
60,021	4.500	02/01/50	61,166
717,265	3.000	03/01/50	674,585
528,528	4.500	04/01/50	532,835
531,013	4.500	09/01/50	538,864
9,330,546	2.500	07/01/51	8,447,886
3,788,874	2.500	08/01/51	3,416,109
1,931,929	2.500	09/01/51	1,750,123
2,886,367	2.500	12/01/51	2,612,713
2,922,880	2.500	12/01/51	2,635,717
5,924,994	2.000	02/01/52	5,143,664

			61,825,214

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family(e) – 32.5%
$45,000,000	2.000%	TBA-30yr	$ 39,047,346
7,000,000	1.500	TBA-30yr	5,804,862
25,000,000	2.500	TBA-30yr	22,468,737
2,000,000	4.000	TBA-30yr	1,971,562
2,000,000	4.500	TBA-30yr	2,007,344
4,000,000	5.000	TBA-30yr	4,080,624
3,000,000	3.500	TBA-30yr	2,884,100

			78,264,575

TOTAL FEDERAL AGENCIES			$281,112,353

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $315,767,885)			$305,890,130

Asset-Backed Securities(b) – 9.1%
Collateralized Loan Obligations(d) – 6.6%
Battalion CLO Ltd. Series 2018-12A, Class A1 (3M USD LIBOR + 1.070%)
$800,000	2.514%	05/17/31	$ 781,700
CarVal CLO IV Ltd. Series 2021-1A, Class A1A (3M USD LIBOR + 1.180%)
2,750,000	2.243	07/20/34	2,661,153
Crown City CLO I Series 2020-1A, Class BR (3M USD LIBOR + 2.100%)
600,000	3.163	07/20/34	541,988
Jamestown CLO XVI Ltd. Series 2021-16A, Class A (3M USD LIBOR + 1.200%)
3,650,000	2.384	07/25/34	3,532,408
Magnetite XVI Ltd. Series 2015-16A, Class AR (3M USD LIBOR + 0.800%)
1,369,597	1.844	01/18/28	1,352,807
Shackleton 2019-XIV CLO Ltd. Series 2019-14A, Class A1R (3M USD LIBOR + 1.200%)
2,750,000	2.263	07/20/34	2,648,181
Sound Point CLO XVIII Ltd. Series 2017-4A, Class A2A (3M USD LIBOR + 1.400%)
850,000	2.463	01/21/31	805,967
Sound Point CLO XVIII Ltd. Series 2017-4A, Class B (3M USD LIBOR + 1.800%)
550,000	2.863	01/21/31	509,885
York CLO 1 Ltd. Series 2014-1A, Class ARR (3M USD LIBOR + 1.120%)
2,066,220	2.256	10/22/29	2,037,083
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
925,000	2.588	07/28/32	902,202

			15,773,374

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Student Loan – 2.5%
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1 (1M USD LIBOR + 0.700%)
$177,380	2.324%		12/26/35	$ 176,664
ECMC Group Student Loan Trust Series 2017-1A, Class A(d) (1M USD LIBOR + 1.200%)
1,390,834	2.824		12/27/66	1,384,096
Goal Capital Funding Trust Series 2010-1, Class A(d) (3M USD LIBOR + 0.700%)
675,091	2.224		08/25/48	673,199
Higher Education Funding I Series 2014-1, Class A(d) (3M USD LIBOR + 1.050%)
461,271	2.574		05/25/34	459,994
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
532,286	2.084		07/25/45	531,302
PHEAA Student Loan Trust Series 2014-3A, Class A(d) (1M USD LIBOR + 0.590%)
2,381,331	2.214		08/25/40	2,343,390
PHEAA Student Loan Trust Series 2016-1A, Class A(d) (1M USD LIBOR + 1.150%)
546,785	2.774		09/25/65	546,784

				6,115,429

TOTAL ASSET-BACKED SECURITIES (Cost $22,453,084)				$ 21,888,803

U.S. Treasury Obligations – 16.3%
United States Treasury Bills(f)
$6,500,000	0.000%		08/09/22	$ 6,491,251
6,500,000	0.000		08/16/22	6,488,601
15,000,000	0.000		09/15/22	14,949,967
United States Treasury Inflation Indexed Notes
2,710,000	3.250		06/30/27	2,736,676
United States Treasury Notes
100,000	0.375		12/31/25	91,117
40,000	0.500	(g)	02/28/26	36,456
2,560,000	1.125	(g)	02/29/28	2,301,600
3,910,000	1.250	(g)	03/31/28	3,532,441
2,670,000	3.250		06/30/29	2,701,706

TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,921,373)				$ 39,329,815

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(h) – 3.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
8,899,789	1.367%	$ 8,899,789
(Cost $8,899,789)

TOTAL INVESTMENTS – 155.9% (Cost $387,042,131)		$ 376,008,537

LIABILITIES IN EXCESS OF OTHER ASSETS – (55.9)%		(134,896,821)

NET ASSETS – 100.0%		$ 241,111,716

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2022.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $130,608,206 which represents approximately 54.2% of the Fund’s net assets as of June 30, 2022.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MTA	— Monthly Treasury Average
PI	— Private Investment
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACT — At June 30, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA(Proceeds Receivable: $(4,863,711))	3.500%	TBA-30yr	07/21/22	$(5,000,000)	$(4,856,236)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(11)	09/21/22	$(1,697,781)	$(8,007)
Ultra 10 Year U.S. Treasury Notes	(23)	09/21/22	(2,929,625)	6,506
2 Year U.S. Treasury Notes	(7)	09/30/22	(1,470,110)	4,442
5 Year U.S. Treasury Notes	(93)	09/30/22	(10,439,250)	(8,969)
10 Year U.S. Treasury Notes	(20)	09/21/22	(2,370,625)	(2,945)
20 Year U.S. Treasury Bonds	(15)	09/21/22	(2,079,375)	(28,089)

TOTAL FUTURES CONTRACTS				$(37,062)

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24	$16,200		$9,638	$5,438	$4,200
2.587(b)	3M SOFR(b)	11/30/26	1,540	(c)	15,032	6,933	8,099
3M SOFR(b)	2.750%(b)	09/21/27	30	(c)	(101)	(869)	768
3M LIBOR(b)	2.734(b)	05/15/32	780		(3,757)	4,504	(8,261)

TOTAL					$20,812	$16,006	$4,806

(a)	Payments made quarterly.
(b)	Payments made Annually
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2022.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
Markit CMBX Series 10	3.000%	8.150%	JPMorgan Securities, Inc.	11/17/59	$350	$(61,294)	$(997)	$(60,297)
Markit CMBX Series 11	3.250	6.953	JPMorgan Securities, Inc.	11/18/54	550	(88,561)	(7,089)	(81,472)
Markit CMBX Series 10	3.000	8.150	MS & Co. Int. PLC	11/17/59	400	(70,050)	(61,552)	(8,498)

TOTAL						$(219,905)	$(69,638)	$(150,267)

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Citibank NA	1.361%	07/12/2022	3,400,000	$3,400,000	$1	$21,394	$(21,393)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	8,800,000	8,800,000	1,991	28,600	(26,609)
9M IRS	Deutsche Bank AG (London)	1.850	11/22/2022	8,800,000	8,800,000	2,386	29,855	(27,469)

Total purchased option contracts				21,000,000	$21,000,000	$4,379	$79,849	$(75,471)

Written option contracts
Calls
6M IRS	Citibank NA	1.594	07/12/2022	(1,090,000)	(1,090,000)	—	(21,398)	21,398
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(8,800,000)	(8,800,000)	(640)	(10,560)	9,920
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(8,800,000)	(8,800,000)	(1,139)	(18,040)	16,901
1Y IRS	Deutsche Bank AG (London)	1.599	11/22/2022	(8,800,000)	(8,800,000)	(1,393)	(19,281)	17,888
1Y IRS	Deutsche Bank AG (London)	1.348	11/22/2022	(8,800,000)	(8,800,000)	(799)	(10,574)	9,775

Total written option contracts				(36,290,000)	$(36,290,000)	$(3,971)	$(79,853)	$75,882

TOTAL				(15,290,000)	$(15,290,000)	$408	$(4)	$411

Abbreviation:
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

1. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety.The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield Floating Rate Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date.All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by a Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2021:

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$496,043,633	$—
Corporate Obligations	—	188,097,718	—
Investment Company	55,503,022	—	—

Total	$55,503,022	$684,141,351	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$7,079,884	$—
Futures Contracts(a)	407,400	—	—
Interest Rate Swap Contracts(a)	—	3,101,243	—
Purchased Option Contracts	—	13,368,073	—

Total	$407,400	$23,549,200	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(6,421,752)	$—
Futures Contracts(a)	(646,040)	—	—
Interest Rate Swap Contracts(a)	—	(2,157,238)	—
Credit Default Swap Contracts(a)	—	(3,918,139)	—
Written option contracts	—	(8,562,255)	—

Total	$(646,040)	$(21,059,384)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$86,620,994	$2,215,198
Corporate Obligations	—	1,297,875,848	—
Common Stock and/or Other Equity Investments(a)
Europe	—	6,244,719	—
North America	4,934,829	914,373	—
Warrants	—	62,954	—
Investment Company	20,626,887	—	—

Total	$25,561,716	$1,391,901,873	$2,215,198

Liabilities
Fixed Income
Unfunded Loan Committment	$—	$(14,449)	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$436,443	$—
Futures Contracts	1,040,602	—	—
Credit Default Swap Contracts	—	10,252	—

Total	$1,040,602	$446,695	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts with Unrealized Gain	$—	$(15,300)	$—
Futures Contracts	(424,864)	—	—
Credit Default Swap Contracts	—	(4,182,571)	—

Total	$(424,864)	$(4,197,871)	$—

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$3,732,917,871	$135,587,858
Corporate Obligations	—	284,971,545	—
Asset-Backed Securities	—	33,691,831	—
Common Stock and/or Other Equity Investments(a)
Europe	—	5,237,994	—
North America	619,957	1,804,883	8,137
Exchange Traded Funds	66,744,569	—	—
Warrants	—	94,486	8,138
Investment Company	135,708,560	—	—

Total	$203,073,086	$4,058,718,610	$135,604,133

Liabilities
Fixed Income
Unfunded Loan Committment	$—	$(241,555)	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,012,110	$—
Futures Contracts	2,237,216	—	—

Total	$2,237,216	$1,012,110	$—

Liabilities(b)
Futures Contracts	$(5,303)	$—	$—
Credit Default Swap Contracts	—	(1,674,971)	—

Total	$(5,303)	$(1,674,971)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$530,700,374	$—
Foreign Debt Obligations	—	20,064,673	—
Municipal Debt Obligations	—	4,418,765	—
Investment Company	34,395,730	—	—

Total	$34,395,730	$555,183,812	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$36,287	$—
Futures Contracts(a)	479,736	—	—
Interest Rate Swap Contracts(a)	—	130,083	—
Credit Default Swap Contracts(a)	—	6,480	—
Options Purchased Contracts	—	124,267	—

Total	$479,736	$297,117	$—

Liabilities
Futures Contracts(a)	$(1,561,857)	$—	$—
Interest Rate Swap Contracts(a)	—	(69,567)	—
Credit Default Swap Contracts(a)	—	(4,946,057)	—
Written Option Contracts	—	(114,413)	—

Total	$(1,561,857)	$(5,130,037)	$—

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$30,258,387	$—	(b)
Corporate Obligations	—	1,103,267	—
Structured Notes	—	2,138,791	—
Investment Company	4,753,662	—	—

Total	$4,753,662	$33,500,445	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,056,036	$—
Futures Contracts(a)	75,423	—	—
Interest Rate Swap Contracts(a)	—	431,538	—
Options Purchased	—	1,353,363	—

Total	$75,423	$2,840,937	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(718,297)	$—
Futures Contracts(a)	(76,131)	—	—
Interest Rate Swap Contracts(a)	—	(439,043)	—
Credit Default Swap Contracts(a)	—	(7,439)	—
Written option contracts	—	(820,532)	—

Total	$(76,131)	$(1,985,311)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amount represents valuations of local Ruble-denominated Russian sovereign bonds for which GSAM has determined include significant unobservable inputs as of June 30, 2022. To the extent that the same positions were held as of the Fund’s prior fiscal year end, March 31, 2021, they were classified as Level 2.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$305,890,130	$—
Asset-Backed Securities	—	21,888,803	—
U.S. Treasury Obligations	39,329,815	—	—
Investment Company	8,899,789	—	—

Total	$48,229,604	$327,778,933	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(4,856,236)	$—

Total	$—	$(4,856,236)	$—

Derivative Type

Assets
Futures Contracts(a)	$10,948	$—	$—
Interest Rate Swap Contracts(a)	—	13,067	—
Options Purchased Contracts	—	4,379	—

Total	$10,948	$17,446	$—

Liabilities
Futures Contracts(a)	$(48,010)	$—	$—
Interest Rate Swap Contracts(a)	—	(8,261)	—
Credit Default Swap Contracts(a)	—	(150,267)	—
Written Option Contracts	—	(3,971)	—

Total	$(48,010)	$(162,499)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — A Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s/Portfolio’s investment exposure may significantly exceed the amount of assets invested in the Fund/Portfolio, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. a Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s/Portfolio’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Local Emerging Markets Debt Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.